Filed with the Securities and Exchange Commission on April 24, 2020.

REGISTRATION NO. 333-229237

REGISTRATION NO. 811-22886

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 30	☒

EQUITABLE AMERICA VARIABLE ACCOUNT K OF EQUITABLE FINANCIAL LIFE INSURANCE

COMPANY OF AMERICA

(EXACT NAME OF TRUST)

EQUITABLE FINANCIAL LIFE INSURANCE

COMPANY OF AMERICA

(NAME OF DEPOSITOR)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 212-554-1234

Shane Daly

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

525 Washington Boulevard, Jersey City, NJ 07310

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(l) of Rule 485
☐	on (date) pursuant to paragraph (a)(l) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING	Units of interest in Equitable America Variable
REGISTERED:	Account K

NOTE

This Post-Effective Amendment No. 3 (“PEA”) to the Form N-6 Registration Statement No. 333-229237 (“Registration Statement”) of Equitable Financial Life Insurance Company of America (“Equitable America”) and its Variable Account K is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus, Supplements and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

3

VUL LegacySM

An individual flexible premium variable life insurance policy issued by Equitable Financial Life Insurance Company of America (the “Company”, “we”, “our” and “us”), formerly MONY Life Insurance Company of America with variable investment options offered under Equitable America Variable Account K formerly MONY America Variable Account K of MONY Life Insurance Company of America.

Prospectus dated May 1, 2020

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

This prospectus describes the VUL LegacySM policy but is not itself a policy. This prospectus is a disclosure document and describes all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.

What is VUL LegacySM?

VUL LegacySM provides life insurance coverage, plus the opportunity for you to earn a return in (i) our guaranteed interest option, (ii) an investment option we refer to as the Market Stabilizer Option®, which is described in the separate Market Stabilizer Option® prospectus and/or (iii) one or more of the following variable investment options:

Variable investment options

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Natural Resources
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation(1)
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value
•	EQ/BlackRock Basic Value Equity
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(1)
•	EQ/Conservative-Plus Allocation(1)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global(2)
•	EQ/Invesco Global Real Estate
•	EQ/Janus Enterprise
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(2)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(1)

Variable investment options

•	EQ/Moderate-Plus Allocation(1)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Mid Cap
•	Franklin Small Cap Value VIP
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth
•	Lord Abbett Bond Debenture
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	T. Rowe Price Equity Income II
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP

(1)	Also referred to as an “EQ Allocation investment option” in this prospectus.
(2)

This is the variable investment option’s new name. Please see “About the Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of the prospectus.

One of the investment options available to you under your VUL LegacySM policy is the Market Stabilizer Option® (“MSO”). If you are interested in allocating amounts to the MSO, please refer to the supplement accompanying this prospectus and the separate MSO prospectus, which contain additional information relating to the MSO. If you did not receive an MSO prospectus and wish to obtain one, please call us at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding “Portfolio” that is part of one of the trusts (the “Trusts”), which are mutual funds. Please see “About the Portfolios of the Trusts” for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy’s insured person dies will generally be income tax free. For more tax information, please see “Tax information” later in this prospectus. In this section you will also find additional information about possible

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#742588

estate tax consequences under “Estate, gift, and generation-skipping taxes.”

Other choices you have.  You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as “premiums”) to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by “riders” to your policy.

Other policies.  We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with VUL LegacySM or another policy may not be to your advantage. You can contact us to find out more about any other insurance policy.

Electronic delivery of shareholder reports. (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Contents of this Prospectus

“Financial professional” means the registered representative of either Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) or an unaffiliated broker dealer which has entered into a selling agreement with Equitable Distributors, LLC who is offering you this policy.

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy’s owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word “owner” therefore refers to all owners.

When we use the word “state,” we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer VUL LegacySM anywhere such offers are not lawful. The Company does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by the Company.

Appendices

I	—	Hypothetical illustrations	I-1

II	—	State policy availability and/or variations of certain features and benefits	II-1

III	—	Calculating the alternate death benefit	III-1

Requesting more information Statement of additional information Table of contents

An index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

Access Account	52
account value	29
actual premium fund value	46
Administrative Office	14
age; age at issue	61
Allocation Date	28
alternative death benefit	33
amount at risk	55
anniversary	26
assign; assignment	62
automatic transfer service	31
basis	40
beneficiary	6, 52
business day	59
cash surrender value	37
Code	26
collateral	35
commencement of insurance coverage	60
cost of insurance charge	55
cost of insurance rates	55
day	59
default	27
disruptive transfer activity	31, 64
dollar cost averaging service	32
Equitable	13
Equitable Holdings, Inc.	13
face amount	33
grace period	27
guarantee premium test	46
Guaranteed Interest Account	29
guaranteed interest option	29
initial premium	28
insured person	33
Internet	14
Investment Expense Reduction	10, 57
investment funds	29
investment options	28
investment start date	28, 60
issue date	28
lapse	27
loan extension	36
loan, loan interest	35
Long-Term Care ServicesSM Rider	28
Market Stabilizer Option®	29

Page
market timing	14, 64
modified endowment contract	26, 39
Money Market Lock-in Period	28
month, year	60
monthly deduction	11
Equitable America Variable Account K	15
mortality and expense risk charge	56
net cash surrender value	37
no lapse guarantee	27
no lapse guarantee premium fund value	46
Option A, B	33
our	1
owner	3
paid up	39
paid up death benefit guarantee	46
partial withdrawal	37
payments	59
planned periodic premium	26
policy	6
Portfolio	1
premium payments	26
prospectus	1
rebalancing	32
receive	59
register date	60
restored, restoration	27
riders	2
SEC	1
state	3
subaccount	15
surrender	37
surrender charge	54
target premium	68
the Company	13
transfers	31
Trusts	15
unit values	14
units	29
us	1
variable investment options	1
VUL LegacySM	1
we	1
withdrawals	37
you, your	3

1. Risk/benefit summary: Policy features, benefits and risks

Features and benefits of your policy

VUL Legacy is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this “base policy” are described in “Payment of premiums and determining your policy’s value” later in this prospectus.

You can allocate your policy’s value to variable investment options, to the guaranteed interest option or to the MSO. The available variable investment options are listed on the front cover of this prospectus. The guaranteed interest option pays a fixed rate of interest that we declare periodically with a 1.5% minimum. See “Investment options within your policy” and “About the Portfolios of the Trusts” for additional information regarding the allocation of your policy’s value and the variable investment options.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. You may be eligible for the following riders that we charge for:

•	Children’s Term Insurance Rider

•	Disability Deduction Waiver Rider

•	Long-Term Care ServicesSM Rider

•	Option to Purchase Additional Insurance Rider

In addition, the following benefits are added at no charge:

•	Charitable Legacy Rider

•	Living Benefits Rider

•	Loan Extension Endorsement

•	Substitution of Insured Person Rider

Additional detail regarding these and other riders and benefits is provided in “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

If the insured dies, we pay a life insurance benefit to the “beneficiary” you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

•

Option B — The face amount plus the policy’s “account value” on the date of the insured person’s death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including underlying funds investment performance, charges and expenses, premium payments and withdrawals) affect your policy’s account value.

There is also an alternative higher death benefit paid in certain circumstances. For additional detail regarding the calculation and payment of death benefits see “Death benefits and accessing your money” later in the prospectus.

You can also access the money in your policy in three different ways:

•

You can take a policy loan and borrow up to 90% of the difference between your policy account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information.

•

You can also make a partial withdrawal of $500 or more of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest the insured’s 121st birthday. See “Making withdrawals from your policy” later in this prospectus for more information.

•

You can surrender (turn in) your policy for its net cash surrender value at any time. Surrender charges and/or tax penalties may apply. See “Surrendering your policy for its net cash surrender value” later in this prospectus. See “Tax information” later in this prospectus, for the tax treatment of the various ways in which you can access your money.

Depending on when you purchased your policy, certain variations may apply to your policy which differ from the information contained in this section. In addition, depending on where your policy was issued, certain features or benefits may not be available or vary from the policy’s features and benefits described in this prospectus. Please see “Appendix II: State policy availability and/or variations of certain features and benefits” later in this prospectus for more information.

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•

If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

•

Your policy will lapse and possibly terminate if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to policy charges, policy loans, partial withdrawals, and/or poor investment performance.

•

We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay.”

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•

Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

•

The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

How the VUL LegacySM variable life insurance policy is available

VUL LegacySM is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see “Tax Information” later in this prospectus for more information. VUL LegacySM is generally available for issue ages 0-85.

2. Risk/benefit summary: Charges and expenses you will pay

Tables of policy charges

For more information about some of these charges, see “Deducting policy charges” under “More information about certain policy charges” later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See “Deducting policy charges” under “More information about certain policy charges.”

If you allocate policy amounts to the MSO, please see the supplement accompanying this prospectus and the separate MSO prospectus for information about MSO charges.

Transaction Fees
Charge	When charge is deducted		Amount deducted
Premium charge(1)	From each premium		8% of each premium
Surrender (turning in) of your policy during its first 15 years or the first 15 years after you have requested an increase in your policy’s face amount(2)	Upon surrender		Initial surrender charge per $1,000 of initial base policy face amount or per $1,000 of requested base policy face amount increase:(3) Highest: $47.91 Lowest: $10.88 Representative: $17.71(4)
Request a decrease in your policy’s face amount during its first 15 years or the first 15 years after you have requested an increase in your policy’s face amount	Effective date of the decrease		A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfers among investment options	Upon transfer		$25 per transfer.(5)
Adding the terminal illness living benefit rider	At the time of the transaction		$100 (if elected after policy issue)
Exercise of option to receive the terminal illness living benefit	At the time of the transaction		$250

Special services charges
• Wire transfer charge(6)	At the time of the transaction	Maximum Charge: $90	Current Charge: $90
• Express mail charge(6)	At the time of the transaction	Maximum Charge: $35	Current Charge: $35
• Policy illustration charge(7)	At the time of the transaction	Maximum Charge: $25	Current Charge: $0
• Duplicate policy charge(7)	At the time of the transaction	Maximum Charge: $35	Current Charge: $35
• Policy history charge(7)(8)	At the time of the transaction	Maximum Charge: $50	Current Charge: $50
• Charge for returned payments(7)	At the time of the transaction	Maximum Charge: $25	Current Charge: $25

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted
Cost of insurance charge(9)(10)	Monthly	Charge per $1,000 of the amount for which we are at risk:(11) Highest: $83.34 Lowest: $0.01 Representative: $0.08(12)
Mortality and expense risk charge	Monthly	Current Amount Deducted	Maximum Amount Deducted

		0.50% of your value in our variable investment options and the MSO, if applicable (years 1-15); 0 (years 16+)	0.85% of your value in our variable investment options and the MSO, if applicable (years 1+)

Administrative charge(9)	Monthly	(1) Current Amount Deducted	Maximum Amount Deducted

		$10	$15 (year 1); $10 (years 2+)

-plus-

(2) Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:

Highest: $.51

Lowest: $.05

Representative: $.14(4)

Loan interest spread(13)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.
Optional rider charges	While the rider is in effect

Children’s term insurance	Monthly	Charge per $1,000 of rider benefit amount: $0.50

Disability deduction waiver	Monthly	Percentage of all other monthly charges: Highest: 132% Lowest: 7% Representative: 12%(12)

Option to purchase additional insurance	Monthly	Charge per $1,000 of rider benefit amount: Highest: $0.17 Lowest: $0.04 Representative: $0.16(14)

Long-Term Care ServicesSM Rider(15)	Monthly

Charge per $1,000 of the amount for which we are at risk:(15)

With the optional Nonforfeiture Benefit:

Highest: $2.94

Lowest: $0.25

Representative: $0.53(14)

Without the optional Nonforfeiture Benefit:

Highest: $2.67

Lowest: $0.22

Representative: $0.49(14)

(1)	We currently deduct 8% of each premium payment in policy years one and two and 6% thereafter.
(2)	The surrender charge attributable to an increase in your policy’s face amount is in addition to any remaining surrender charge attributable to the policy’s initial face amount.
(3)	The initial amount of surrender charge depends on each policy’s specific characteristics.
(4)

This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics.

(5)

No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(8)	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More information about certain policy charges” for more information.
(9)	Not applicable after the insured person reaches age 121.
(10)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)	Our amount “at risk” under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)

This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics.

(13)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The interest rate we charge on policy loans is the greater of (a) 2.5% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Accessing your money” later in this prospectus.

(14)

This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and, for the Long-Term Care ServicesSM Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics.

(15)

Our amount “at risk” for this rider depends on the death benefit option and acceleration percentage (if applicable) selected under the policy. See “More information about policy features and benefits — Long-Term Care ServicesSM Rider” later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 3.08%
(1)

“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2019 and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Investment Expense Reduction Applied to the Calculation of Daily Unit Values

We will apply an expense reduction in the calculation of the daily unit values of each variable investment option of our separate account (the “Investment Expense Reduction”). The Investment Expense Reduction for each variable investment option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the Total Annual Portfolio Operating Expense after the application of any contractual expense limitation arrangements that are in place for more than one year.

The Investment Expense Reduction for each variable investment option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each variable investment option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of the three ranges (less than 0.80%, 0.80% through 1.15%, or greater than 1.15%) in the table below that the Net Total Annual Portfolio Operating Expense falls into. The ranges and formula amounts shown in the table below will not change while your policy remains in effect.

During the year, the Investment Expense Reduction will be applied daily and will be equal to the daily equivalent of the annual Investment Expense Reduction percentage that is defined in the table below. You should be aware that actual portfolio operating expenses will generally fluctuate daily, so after the application of the Investment Expense Reduction, the resulting expenses you pay may increase or decrease from one day to the next. In addition, the Investment Expense Reduction for each variable investment option is not intended to exceed the portion of the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio applied as of the day each unit value is calculated.

For example, if the Net Total Annual Portfolio Operating Expense of a Portfolio is shown as 0.75% in the applicable Portfolio prospectus, then the annual Investment Expense Reduction would be calculated based upon the row of the table below that is labeled “Less than 0.80%,” and therefore the annual Investment Expense Reduction for the variable investment option investing in that Portfolio would be 0.35% (the greater of 0.15% and the excess of 0.75% over 0.40%). Furthermore, in this example, if the actual Net Total Portfolio Operating Expenses on any given day were below the daily equivalent of 0.35% annually, the Investment Expense Reduction for that day would not exceed the actual Net Total Portfolio Operating Expenses for that day.

If the Net Total Annual Portfolio Operating Expenses (before the Investment Expense Reduction) are:	Then the annual Investment Expense Reduction(**) for that Variable Investment Option will be:
Less than 0.80%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
0.80% through 1.15%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
Greater than 1.15%	0.15%

**	Because the expenses contained in the Trust prospectus for each Portfolio reflect annual expenses, the actual expenses incurred may be higher or lower on any given day.

After applying the Investment Expense Reduction to the variable investment options, the lowest and highest net annual portfolio operating expenses paid by the policy owner for the year ended December 31, 2019, would have been:	Lowest 0.40%	Highest 2.11%

You will find the Net Total Annual Portfolio Operating Expenses for each Portfolio, which will enable you to determine the applicable Investment Expense Reduction, in the separate prospectuses which accompany this prospectus. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

How we allocate charges among your investment options

In your application for a policy, you tell us from which investment options you want us to take the policy’s monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

Changes in charges

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see “Our taxes” under “Tax information” later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, longevity, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

3. The Company

We are Equitable Financial Life Insurance Company of America, an Arizona stock life insurance corporation organized in 1969. The Company is an affiliate of Equitable Financial Life Insurance Company and an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Boulevard, Jersey City, NJ 07310.

How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to “Telephone and Internet requests” for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company of America — Life Operations

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company of America — Life Operations

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday to Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

You may register for online account access at www.equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail);

(4)	designation of new policy owner(s);

(5)	designation of new beneficiary(ies); and
(6)	authorization for transfers by your financial professional.

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail);

(c)	changes in allocation percentages for premiums and deductions; and

(d)	electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address (1) by phone, (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. You can transfer among investment options using (2) and (3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Inter-net, see “How to make transfers” and “Telephone and Internet requests” later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.” (See “Disruptive transfer activity” in “More information about other matters.”)

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

About our Equitable America Variable Account K

Each variable investment option is a part (or “subaccount”) of our Equitable America Variable Account K. We established Equitable America Variable Account K under Arizona Insurance Law in 2013. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Equitable America Variable Account K and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The assets under Equitable America Variable Account K may not be used to pay any liabilities of Equitable other than those arising from the policy. For example, we may withdraw amounts from Equitable America Variable Account K that represent our investments in Equitable America Variable Account K or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Equitable America Variable Account K reflect its own investment experience and not the investment experience of the Company’s other assets.

Equitable America Variable Account K is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Equitable America Variable Account K. Although Equitable America Variable Account K is registered, the SEC does not monitor the activity of Equitable America Variable Account K on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Equitable America Variable Account K available under VUL LegacySM invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Equitable America Variable Account K immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to the Company variable accounts in connection with the Company’s variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust and EQ Premier VIP Trust also sell their shares to the trustee of a qualified plan for Equitable Financial Life Insurance Company (“Equitable”), an affiliate of the Company. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

Your voting privileges

Voting of Portfolio shares.  As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio’s shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Equitable America Variable Account K (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policy owner.  In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Equitable America Variable Account K in the same proportion as the instructions we receive from holders of VUL LegacySM and other policies that Equitable America Variable Account K supports.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

4. About the Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of Equitable, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The principal underwriters of the policy are Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together the “Distributors”). Equitable Advisors is an affiliate of the Company and Equitable, and Equitable Distributors is an affiliate of the Company and an indirect wholly owned subsidiary of Equitable. You should be aware that Equitable Advisors and Equitable Distributors directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company, the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for providing certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company and/or its affiliates may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(++) Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT ENERGY	Seeks long-term capital appreciation.	• Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT LOW VOLATILITY GLOBAL EQUITY	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	• Equitable Investment Management Group, LLC
1290 VT NATURAL RESOURCES	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
1290 VT SMALL CAP VALUE	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management, LLC
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(1)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AMERICAN CENTURY MID CAP VALUE	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EMERGING MARKETS EQUITY PLUS	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • EARNEST Partners, LLC • Equitable Investment Management Group, LLC
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL(*)(2)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(3)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(+)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO GLOBAL REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/T. ROWE PRICE HEALTH SCIENCES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

American Funds Insurance Series® Portfolio Name — Class 4 Shares	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) — Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

Lord Abbett Series Fund Class VC Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	• Lord, Abbett & Co. LLC

PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	All Asset Growth-Alt 20

(2)	EQ/Oppenheimer Global

(3)	EQ/MFS International Value

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

5. Payment of premiums and determining your policy’s value

How you can pay for and contribute to your policy

Premium payments.  We call the amounts you contribute to your policy “premiums” or “premium payments.” The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice.

If you elect a “paid up” death benefit guarantee, you cannot make additional premium payments under your policy. Otherwise, with a few additional exceptions mentioned below, you can make premium payments at any time and in any amount. See “Paid up death benefit guarantee” in “More information about policy features and benefits” later in this prospectus for more information.

Section 1035 exchanges of policies with outstanding loans.  If we approve, you may purchase an VUL LegacySM policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the “Code”). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the VUL LegacySM policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the VUL LegacySM policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see “Borrowing from your policy” later in this prospectus).

You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured’s 121st birthday, so long as you don’t exceed certain limits determined by the federal income tax laws applicable to life insurance.

Your choice of a life insurance qualification test and limits on premium payments.  A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test (“guideline premium test”) or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of “life insurance” limits your ability to pay certain high levels of premiums (relative to your policy’s insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a “modified endowment contract,” which may subject you to additional taxes and penalties on any distributions from your policy. See “Tax information” later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

Planned periodic premiums.  Page 3 of your policy will specify a “planned periodic premium.” This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net policy account value” is not enough to pay your policy’s monthly charges when due unless:

•

you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see “You can guarantee that your policy will not terminate before a certain date” below);

•

you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider (see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus);

•

you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see “You can elect a “paid up” death benefit guarantee” below); or

•	your policy has an outstanding loan that would qualify for “loan extension.”

(“Policy account value” and “net policy account value” are explained under “Determining your policy’s value” later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

Your policy will terminate if you don’t pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain the no lapse guarantee that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See “Tax information,” later in this prospectus.

Restoring a terminated policy.  To have your policy “restored” (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The no lapse guarantee will not be restored after the policy terminates.

You can guarantee that your policy will not terminate before a certain date

No Lapse Guarantee.  You can generally guarantee that your policy will not terminate for a number of years (the “guarantee period”) by paying at least certain specified amounts of premiums (the “guarantee premiums”). We call this our “No Lapse Guarantee.” The length of your policy’s guarantee period will range from 5 to 15 years, depending on the insured’s age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

•	You have satisfied the “guarantee premium test” (discussed in “Guarantee premium test for the no lapse guarantee” under “More information about policy benefits” later in this prospectus); and

•	Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

If you pay at least certain prescribed amounts of premiums and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges. The no lapse guarantee is not impacted by your choice of death benefit option.

You can elect a “paid up” death benefit guarantee

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our “paid up” death benefit guarantee (certain policies may refer to this as the “paid up” no lapse guarantee) at any time after the fourth year of your policy if the insured’s attained age is 120 or less and provided you have death benefit Option A in effect.

If you elect the paid up death benefit guarantee, we may reduce your base policy’s face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received a living benefit on account of terminal illness at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care ServicesSM Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care ServicesSM Rider subject to any Nonforfeiture Benefit, if elected.

The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

You can receive an accelerated death benefit under the Long-Term Care ServicesSM Rider

In states where approved and subject to our eligibility requirements, an optional rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualified long-term care services in accordance with a plan of care. This is our Long-Term Care ServicesSM Rider. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see “Other benefits you can add by rider” under “More information about policy features and benefits” later in this prospectus.

Investment options within your policy

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the “Investment Start Date”). Before this date, your initial premium will be held in a non-interest bearing account. See “Policy issuance” in “More information about procedures that apply to your policy” later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see “Your right to cancel within a certain number of days,” later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the “Money Market Lock-in Period”). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the “Allocation Date” is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and Equitable Life Insurance Company of America. The policy is not an investment advisory account, and Equitable Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You can choose among variable investment options.

Variable investment options.  The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as “Investment Funds.”) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under “About the Portfolios of the Trusts.”

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the EQ Allocation investment options, or those investment options we are then making available under the rider (see “Other benefits you can add by rider” under “More information about policy features and benefits”).

Guaranteed interest option.  You can also allocate some or all of your policy’s value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (1.5% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account.”)

If you elect the paid up death benefit guarantee we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see “Paid up death benefit guarantee” under “More information about policy features and benefits” later in this prospectus.

We will pay at least 1.5% annual interest on our guaranteed interest option.

Market Stabilizer Option® (“MSO”).  The MSO rider, if available under your policy, provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. The S&P 500 Price Return Index includes 500 companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option® prospectus for more information.

Your policy account value

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy’s “account value.” You instruct us to allocate your policy account value to one or more of the policy’s investment options indicated on the front cover of this prospectus.

The account value of policy amounts transferred to the Market Stabilizer Option®, if applicable, is also included in your policy account value, and calculated as described in the separate Market Stabilizer Option® prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See “Borrowing from your policy” later in this prospectus. Your “net policy account value” is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any “restricted” amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. The account value of any policy amounts transferred to the MSO is also included in your net policy account value, and is calculated as described in the separate MSO prospectus. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our “Guaranteed Interest Account.”) Your policy account value is subject to certain charges discussed in “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.

Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.

Your policy’s value in our variable investment options.  We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by “units.”

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy’s variable investment options, we “redeem” (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you “purchase” additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio’s shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day’s value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and MSO, if applicable, and deducted monthly from your policy account based on your deduction allocations unless the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see “How we allocate charges among your investment options” earlier in this prospectus.

Your policy’s value in our guaranteed interest option.  Your policy’s value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any “restricted” amounts that we hold in that option as a result of your election to receive a living benefit. See “Your option to receive a terminal illness living benefit” later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 1.5% effective annual rate.

Amounts may be allocated to or removed from your policy’s value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

6. Transferring your money among our investment options

Transfers you can make

You can transfer among our variable investment options and into our guaranteed interest option.

After your policy’s Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into or out of the guaranteed interest option. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see “Paid up death benefit guarantee” in “More information about policy features and benefits.” If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see “Investment options within your policy” in “Payment of premiums and determining your policy’s value” for more information about your role in managing your allocations.

Current unrestricted transfers out of the guaranteed interest option.   We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the “How to make transfers” section below on how you can request a transfer.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

Disruptive transfer activity.  We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “More information about other matters”).

How to make transfers

In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Internet transfers.  Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our www.equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

Online transfers.  You can make transfers by following one of two procedures:

•	For individually owned policies for which you are the owner, by logging onto our website, described under “By Internet” in “How to reach us” earlier in this prospectus; or

•	For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.equitable.com or by contacting our Administrative Office.

Telephone Transfers.  Telephone transfers can be made by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.); facsimile transfers can be submitted to 1-855-268-6378.

For more information, see “Telephone and Internet requests” later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

Transfers through our Administrative Office.  You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

Our automatic transfer service

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low, and fewer units if the unit’s value is high. Therefore, you may achieve a lower average cost per unit over the long term.

Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.

Our automatic transfer service (also referred to as our “dollar cost averaging service”) enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

Our asset rebalancing service

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension.

7. Death benefits and accessing your money

About your life insurance benefit

Your policy’s face amount.  In your application to buy a VUL LegacySM policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. $100,000 is the minimum amount of coverage you can request.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named. (See “Your options for receiving policy proceeds” under “More information about policy features and benefits” later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.

Your policy’s “death benefit” options.  In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the insured person dies is:

•

Option A — The policy’s face amount on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

— or —

•

Option B — The face amount plus the policy’s “account value” on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy’s account value.

Your policy’s “account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under “Payment of premiums and determining your policy’s value” earlier in this prospectus.)

Under Option B, your policy’s death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. Representative percentages are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	40 and under	45	50	55	60	65
%:	250%	215%	185%	150%	130%	120%

Age:	70	75-90	91	92	93	94 and Over
%:	115%	105%	104%	103%	102%	101%
*	For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see “Appendix III: Calculating the alternate death benefit” later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy’s cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured’s age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 210.2%, then the death benefit under Option A is the alternative death benefit of $178,670 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see “Appendix III: Calculating the alternate death benefit” later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.  We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See “Your option to receive a terminal illness living benefit” later in this prospectus. Under the Long-Term Care ServicesSM Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see “Long-Term Care ServicesSM Rider” later in this prospectus.

Death benefit if your policy is on loan extension.  Your policy offers an additional feature against policy termination due to an outstanding loan, called “loan extension.” Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see “Borrowing from your policy” under “Accessing your money.”

You can request a change in your death benefit option from Option B any time after the first year of the policy and before the policy anniversary nearest to the insured’s 121st birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy.

Change of death benefit option.  If you change your death benefit option, we will adjust your policy’s face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy’s death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy’s face amount by an amount equal to your policy’s account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy’s face amount by an amount equal to your policy’s account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy’s face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care ServicesSM Rider is in effect. You may request a change from Option B to Option A. Please also refer to “Tax Information” later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit accelerated to date but not by more than the accumulated benefit lien amount. See “More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care ServicesSM Rider” later in this prospectus. We will charge interest on the amount of the loan. See “Borrowing from your policy” later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider before coverage is continued under the optional Nonforfeiture Benefit. See “Making withdrawals from your policy” later in this prospectus for more information .

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. You may have to pay surrender charges if you surrender your policy. See “Surrendering your policy for its net cash surrender value” later in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See “Tax information” later in this prospectus for the tax treatment of the various ways in which you can access your money.

Borrowing from your policy

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care ServicesSM Rider. See “Your option to receive a terminal illness living benefit” below. The minimum loan amount generally is $500.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

•	the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.  The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 2.5% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.5% for the first fifteen policy years and 1.5% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.  Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.5% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

Effects of a policy loan.  If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value and the death benefit. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.  You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See “Policy “lapse” and termination” in “The minimum amount of premiums you must pay” under “Risk/benefit summary: Policy features, benefits and risks” for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long-Term Care ServicesSM Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long-Term Care ServicesSM Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaran-

teed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

Loan extension (for guideline premium test policies only)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on “loan extension,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

•	The net policy account value is not sufficient to cover the monthly deductions then due;

•	The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

•	You have selected Death Benefit Option A;

•	You have not received a payment under either the living benefits rider or the Long-Term Care ServicesSM Rider;

•	The policy is not in a grace period; and

•	No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

•	We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

•

Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

•

Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

•	No additional loans or partial withdrawals may be requested.

•	No changes in face amount or death benefit option may be requested.

•

No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

•	All additional benefit riders and endorsements will terminate, including the Long-Term Care ServicesSM Rider.

•	The paid up death benefit guarantee if applicable, may not be elected.

•	The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)	The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured’s death, multiplied by a percentage shown in your policy;

(b)	The outstanding loan and accrued loan interest, plus $10,000; or

(c)	The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care ServicesSM Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care ServicesSM Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount, see “More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care ServicesSM Rider” later in this prospectus. We will not deduct a charge for making a partial withdrawal.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.  A partial withdrawal will result in a reduction in the cash surrender value and in your policy account value equal to the amount withdrawn as well as a reduction in your death benefit.

The death benefit after the withdrawal will be determined as described in ”About your life insurance benefit” and “Alternative higher death benefit in certain cases” earlier in this section, based on the policy account value and the base policy face amount after the withdrawal.

For policies with death benefit Option A: if the Option A death benefit is higher than the alternative death benefit, a partial withdrawal will result in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the death benefit). If the alternative death benefit is higher than the Option A death benefit and if the death benefit minus the amount to be withdrawn is not lower than the Option A death benefit, the policy’s face amount will not be reduced but the policy’s death benefit will be reduced by an amount greater than the amount to be withdrawn. If the alternative death benefit is higher than the Option A death benefit and if the Option A death benefit is higher than the death benefit minus the amount to be withdrawn, then the policy’s face amount will be reduced to an amount equal to the death benefit minus the amount to be withdrawn and the death benefit will be reduced by an amount greater than the amount to be withdrawn.

For policies with death benefit Option B: the base policy face amount will not be reduced. If the Option B death benefit is higher than the alternative death benefit, a partial withdrawal will reduce the death benefit on a dollar-by-dollar basis. If the alternative death benefit is higher than the Option B death benefit, the death benefit will be reduced by an amount greater than the amount to be withdrawn.

A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee. There will be no proportionate surrender charge due to a decrease in base policy face amount resulting from a partial withdrawal.

We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see “Paid up death benefit guarantee” in “More information about policy features and benefits.”

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed “terminal illness living benefits,” and further reduced for any monthly benefit payments made under the Long-Term Care ServicesSM Rider (see “Other benefits you can add by rider: Long-Term Care ServicesSM Rider” later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” earlier in this prospectus.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Your option to receive a terminal illness living benefit

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long-Term Care ServicesSM Rider for chronic illness benefits, if elected and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care ServicesSM Rider. Long-Term Care ServicesSM Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

8. Tax information

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

Basic income tax treatment for you and your beneficiary

An VUL LegacySM policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the “Code”) and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

•	the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

•

increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See “Assigning your policy” later in this prospectus. See also special rules below for “Business and employer owned policies,” and for the discussion of insurable interest under “Other information.”

Tax treatment of distributions to you (loans, partial withdrawals, and full surrender; impact of certain policy changes and transactions)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a “modified endowment contract” (sometimes also referred to as a “MEC”). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status.  Your policy will be a “modified endowment contract” if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. (“Paid up” means that no future premiums would be required.) This is called the “seven-pay” test.

Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A “material change” for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy’s face amount or certain other changes.

If your policy’s benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See “Changes we can make” later in this prospectus.

Taxation of pre-death distributions if your policy is not a modified endowment contract.  As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Taxation of pre-death distributions if your policy is a modified endowment contract.  Any distribution from your policy will be taxed on an “income-first” basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the Company (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

Restoration of a terminated policy.  For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase .of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

Tax treatment of living benefits rider or Long-Term Care ServicesSM Rider under a policy with the applicable rider

Living benefits rider.  Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

Long-Term Care ServicesSM Rider.  Benefits received under the Long-Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally the income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care ServicesSM Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care ServicesSM Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (not below zero) and will not be taxable. Please see the “State policy availability and/or variations of certain features and benefits” Appendix later in this prospectus for more information on state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see the “State policy availability and/or variations of certain features and benefits” Appendix later in this prospectus for more information on state variations.

Under either rider,  if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee directly to their provider of medical care.

Business and employer owned policies

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits.  Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner’s income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term “material” has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance.  Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called “split-dollar” arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy’s average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity’s other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

Uses of policy which may be scrutinized.  The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS “Recognized Abusive and Listed Transactions” and how they may affect your policy.

Requirement that we diversify investments

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

Estate, gift, and generation-skipping taxes

If the policy’s owner is the insured person, the death benefit will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner’s estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person’s taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse’s exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person’s spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2020).

As a general rule, if you make a “transfer” to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent “skips”
his or her children and names his or her grandchildren as a policy’s beneficiaries. In that case, the generation-skipping

“transfer” would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Pension and profit-sharing plans

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

Split-dollar and other employee benefit programs

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% Tax on Net Investment Income or “NII”

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Our taxes

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Possibility of future tax changes and other tax information

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may consider proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under “Cost of insurance charge,” the policy charges and tax qualification are based upon 2017 Commissioner’s Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2017 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2017 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2017 CSO based tables.

Other information

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2017 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of Equitable America Variable Account K, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio’s shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy’s proportionate share of the assets of Equitable America Variable Account K.

9. More information about policy features and benefits

Guarantee premium test for the no lapse guarantee

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our “no lapse guarantee” and you can read more about it in “You can guarantee that your policy will not terminate before a certain date” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus.

Guarantee premium test.  If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for the no lapse guarantee and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

Guarantee premiums.  The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

Paid up death benefit guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	the insured’s attained age is not more than 120;

•	you have death benefit Option A in effect (see “About your life insurance benefit” in “Risk/benefit summary: Policy features, benefits and risks,” earlier in this prospectus);
•	we are not waiving monthly charges under the terms of a disability waiver rider;

•	you have not received any payment under a living benefits rider or under the Long-Term Care ServicesSM Rider;

•	the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

•	the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

•	the policy is not on loan extension. (For more information about loan extension, see “Accessing your money” earlier in this prospectus;

•	the election would not reduce the face amount (see below) below $100,000;

•	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

•

You agree to re-allocate your fund values to the guaranteed interest option and the EQ Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See “Restrictions on allocations and transfers,” below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy’s net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care ServicesSM Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term

Care ServicesSM Rider before continuation of coverage under any Nonforfeiture Benefit.

Possible reduction of face amount.  The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See “Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)” under “Tax information.”

Restrictions on allocations and transfers.  While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the EQ Allocation investment options. (See “About the Portfolios of the Trusts” for the listing of EQ Allocation investment options.) For information about restrictions on transfers to the Market Stabilizer Option® if the paid up death benefit guarantee is in effect, see the separate supplement accompanying this prospectus. When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our EQ Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

Other effects of this guarantee.  After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

•	premium payments

•	partial withdrawals

•	changes to the policy’s face amount or death benefit option

•

any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See “Tax treatment of distributions to you” under “Tax information” earlier in this prospectus.)

Termination of this guarantee.  You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy’s grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long-Term Care ServicesSM Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

Other benefits you can add by rider

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

•	Long-Term Care ServicesSM Rider — Described below.

•

Disability Deduction Waiver Rider — This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured’s 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured’s age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured’s fifth birthday. The maximum amount of coverage is $3,000,000 for the Company and affiliates’ policies in-force and applied for.

•

Option To Purchase Additional Insurance Rider — This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0–37. The maximum amount of coverage is $100,000 for the Company and affiliates’ policies in-force and applied for.

•

Children’s Term Insurance Rider — This rider provides term insurance on the lives of the insured’s children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for the Company and affiliates’ policies in-force and applied for.

•	Charitable Legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

•	Substitution Of Insured Person Rider — (see “You can change your policy’s insured person” under “More information about procedures that apply to your policy.”)

•	Living Benefits Rider — (see “Your option to receive a terminal illness living benefit” under “Accessing your money.”)

•	Paid Up Death Benefit Guarantee — (see “Paid up death benefit guarantee” earlier in this section).

•	Loan Extension Endorsement — (see “Loan extension (for guideline premium test policies only)” under “Accessing your money.”)

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Long-Term Care ServicesSM Rider.  (Please see Appendix II later in this prospectus for rider variations.) The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.(1) Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the

(1)	For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as “chronically ill” if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly rate charged for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care ServicesSM Rider are being paid, we will waive the monthly charge for the Long-Term Care ServicesSM Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

Maximum total benefit (for Long-Term Care ServicesSM Riders issued on Form ICC12-R12-10 or state variations, the “Current LTCSR”)  For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any period of coverage (see below), the maximum total benefit is determined as of the first day of that period of coverage.

Maximum total benefit (for Long-Term Care ServicesSM Riders issued on or after June 15, 2020, on Form ICC19-R19-LTCSR or state variations, the “New LTCSR”)  For policies with death benefit Option A and the acceleration percentage is less than 100%, the maximum total benefit is equal to the current long-term care specified amount; if the acceleration percentage is equal to 100%, the maximum total benefit is equal to the greater of the (1) the current long-term care specified amount and (2) a percentage of the policy account value (such percentages are those shown in the “Table of Percentages” in the “Policy Information” section of the policy). For policies with death benefit Option A, the initial long-term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000. The higher the selected acceleration percentage, the higher the net amount at risk for this rider may be. A higher net amount at risk for this rider would cause the charge for this rider to be more expensive.

For policies with death benefit Option B, the maximum total benefit is equal to the greater of (1) the current long-term care specified amount plus the policy account value and (2) a percentage of the policy account value (such percentages are those shown in the “Table of Percentages” in the “Policy Information” section of the policy). For policies with death benefit Option B, the initial long-term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any Period of coverage (see below), the maximum total benefit is determined as of the first day of that Period of coverage.

Initial long-term care specified amount (Current LTCSR).  The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage.

For policies with either death benefit option, any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease.

If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit option B, the current long-term care specified amount will not be reduced.

Initial long-term care specified amount (New LTCSR).  The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease.

If you selected death benefit Option A and the acceleration percentage is less than 100%, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal.

If the acceleration percentage is equal to 100% and you elected death benefit Option A, if the maximum total benefit for the rider (calculated at that time) minus the amount of any partial withdrawal is less than the current long-term care specified amount, then the current long-term care specified amount will be reduced to the maximum total benefit minus the amount to be withdrawn.

If the acceleration percentage is equal to 100% and you elected death benefit Option B, the current long-term care specified amount will not be reduced as a result of the withdrawal.

Maximum monthly benefit.  The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include Equitable and Equitable Financial Life and Annuity Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2.

the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or “HIPAA.” (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.IRS.gov. We may also include this information in your policy’s annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

•  Elimination period (Current LTCSR).  The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Except as described below, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of care in a qualified long-term care facility or qualified days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

Furthermore, and solely at our discretion, we may deem the elimination period to be satisfied if the insured person provides proof of care from a U.S. licensed health care provider for at least 60 service days (approximately 5 days a week) within a consecutive period of 90 days starting on the first day on which such services are first provided.

You can request retroactive payment of benefits for the elimination period if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life, once the elimination period and all other eligibility requirements have been satisfied. The amount of any such retroactive payment will be deducted from the maximum total benefit.

•  Elimination period (New LTCSR).  The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider.

This rider will have an elimination period of 90 calendar days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. Each day the insured is chronically ill will be counted towards the elimination period, whether or not continuous. However, the required number of days of the elimination period must be accumulated within a continuous period of two years. The elimination period must be satisfied only once while this rider is in effect.

The elimination period is waived if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person’s life and all other eligibility requirements have been satisfied.

•  Period of coverage.  The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2.	the date we discover the insured person is no longer receiving qualified long-term care services in accordance with the Plan of Care written for that Period of Coverage;

3.	the date you request that we terminate benefit payments under this rider;

4.

the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5.	the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6.	the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7.	the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture Benefit:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	The policy death benefit will not be less than the maximum total benefit.

3.

Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment—including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4A.	(Current LTCSR) For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage.

For policies with death benefit option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount.

For policies with death benefit option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

4B.	(New LTCSR) For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage.

If the acceleration percentage is less than 100%: For death benefit Option A, such percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. Death benefit Option B is not available if the acceleration percentage is less than 100%.

For policies with either death benefit option, if the acceleration percentage is equal to 100%: Such percentage will be equal to the accumulated benefit lien amount divided by the base policy death benefit.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5.

If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6.	The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

7.

Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture Benefit:

1A.

(Current LTCSR)  The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount.

For policies with death benefit option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

1B.

(New LTCSR)  The base policy face amount and the unloaned policy account value will each be reduced by a percentage. If the acceleration percentage is less than 100% (which means you have death benefit Option A), such percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount.

For policies with either death benefit option, if the acceleration percentage is equal to 100%: Such percentage will be equal to the accumulated benefit lien amount divided by the base policy death benefit.

For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

(Current and New LTCSR)  Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

2.

The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

3.	For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

4.

The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

5.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

6.	The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to your total unloaned policy account value.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

•  Rider termination.  This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the “Extension of Benefits” and the “Nonforfeiture Benefit” provisions of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

3.	the date of the insured person’s death;

4.	the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5.	the effective date of the election of the paid up death benefit guarantee;

6.

the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7.	the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8.

on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

•  Extension of benefits.  If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

Nonforfeiture Benefit

For a higher monthly charge, you can elect the Long-Term Care ServicesSM Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where (a) the Long-Term Care ServicesSM Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care ServicesSM Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care ServicesSM Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)	One month’s maximum monthly benefit and

(b)

The sum of all charges deducted for the Long-Term Care ServicesSM Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the “Extension of Benefits” and “Nonforfeiture Benefit” provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care ServicesSM Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the “Extension of Benefits” provision of the rider):

(1)	We receive your written request to terminate the Long-Term Care ServicesSM Rider;

(2)	You surrender your policy;

(3)	Your policy terminates without value at the end of a grace period; or

(4)	You elect a Paid Up death benefit guarantee.

If benefits are being continued under the “Extension of Benefits” provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and (b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture Benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care ServicesSM Rider, see “Tax information” earlier in this prospectus.

Charitable Legacy Rider.  An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

•	Rider termination. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

—	the termination of the policy;

—	the surrender of the policy;

—	the date we receive the policy owner’s written request to terminate the rider;

—	the date of the insured’s death; or

—	the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

Variations among VUL LegacySM policies

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

The Company also may vary or waive the charges (including surrender charges) and other terms of VUL LegacySM where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with VUL LegacySM. We will make such variations only in accordance with uniform rules that we establish.

The Company or your financial professional can advise you about any variations that may apply to your policy or see Appendix II later in this prospectus for more information.

Your options for receiving policy proceeds

Beneficiary of death benefit.  You designate your base policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.  We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Your right to cancel within a certain number of days

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your “Right to Examine” the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see “Surrendering your policy for its net cash surrender value,” earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see “Tax information,” earlier in this prospectus for possible consequences of cancelling your policy.

10. More information about certain policy charges

Deducting policy charges

Purposes of policy charges.  The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see “Risk/benefit summary: Charges and expenses you will pay.”

Transaction charges

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see “Periodic charges” below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

•  Premium charge.  We currently deduct 8% of each premium payment in policy years one and two and 6% thereafter. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

•  Surrender charges.  If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. Surrender charges are deducted as instructed by the policy owner. If we cannot deduct the charge per the most current instruction, we will allocate the deduction among the investment options proportionately to the value in each. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.88 and $47.91 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy’s specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

•  Request a decrease in your policy’s face amount.  If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

•  Transfers among investment options.  Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy’s value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

•  Adding a living benefits rider.  If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

•  Exercise of option to receive a terminal illness “living benefit.”  If you elect to receive a terminal illness “living benefit,” we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

•  Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

•  Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

•  Policy illustration charge.  We do not charge for illustrations. We reserve the right to charge up to $25 in the future. The charge for this service must be paid by using funds outside of your policy.

•  Duplicate policy charge.  We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

•  Policy history charge.  We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

•  Charge for returned payments.  For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25. The charge for this service can be paid (i) using a credit card acceptable to the Company, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

Periodic charges

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

•  Cost of insurance charge.  The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as “net amount at risk”) on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person’s increasing age.

On a guaranteed basis, we deduct between $0.01 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Subject to any necessary regulatory approvals, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral VUL LegacySM policies for insureds who are age 18 or above are based on the 2017 Commissioner’s Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral VUL LegacySM policies for insureds who are under age 18 are based on the 2017 Commissioner’s Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2017 Commissioner’s Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2017 Commissioner’s Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person’s cost of insurance rate is not based on that person’s status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person’s rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see “Other information” in “Tax information” earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

•  Mortality and expense risk charge.  We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in “Tables of policy charges” under “Risk/benefit summary: Charges and expenses you will pay” earlier in this prospectus. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.50% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%, and to impose the charge in all policy years. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options and the MSO, if applicable.

•  Administrative charge.  Currently we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 in year 1 and $10 in years 2 and later, and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.05 and $.51 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

•  Loan interest spread.  We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see “Borrowing from your policy” under “Accessing your money” earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

Optional rider charges

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

•  Children’s term insurance.  If you choose this rider, we deduct $0.50 per $1,000 of the rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child’s coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

•  Disability deduction waiver. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% (on a guaranteed basis) of the actual amounts of all the other monthly charges (including charges for other riders you elected) deducted from your policy account value, and depends on the individual insurance risk characteristics of the insured person. The current monthly charges for this rider are lower than the maximum monthly charges.

•  Option to purchase additional insurance.  If you choose this rider and while it is in effect, we deduct between $0.04 and $0.17 per $1,000 of the rider benefit amount from your policy account value each month until the insured under the base policy reaches age 40.

•  Long-Term Care ServicesSM Rider (Current LTCSR).  If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy.

For policies with death benefit option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount.

For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

•  Long-Term Care ServicesSM Rider (New LTCSR).  If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option and acceleration percentage selected under the policy.

If the acceleration percentage is less than 100%: For death benefit Option A, the net amount at risk for this rider is the lesser of (1) the current base policy face amount minus the policy account value (but not less than zero) and (2) the current long-term care specified amount. Death benefit Option B is not available if the acceleration percentage is less than 100%.

If the acceleration percentage is equal to 100%: For death benefit Option A, the net amount at risk for this rider is the lesser of (1) the base policy death benefit minus the policy account value and (2) the greater of (a) the current long-term care specified amount and (b) the maximum total benefit for this rider (calculated as of that time) minus the policy account value. For death benefit Option B, the net amount at risk for this rider is the maximum total benefit for this rider (calculated as of that time) minus the policy account value. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values before the Investment Expense Reduction is applied. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Investment Expense Reduction

We will apply an expense reduction in the calculation of the daily unit values of each variable investment option of our separate account (the “Investment Expense Reduction”). The Investment Expense Reduction for each variable investment option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the Total Annual Portfolio Operating Expense after the application of any contractual expense limitation arrangements that are in place for more than one year.

The Investment Expense Reduction for each variable investment option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each variable investment option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of the three ranges (less than 0.80%, 0.80% through 1.15%, or greater than 1.15%) in the table below that the Net Total Annual Portfolio Operating Expense falls into. The ranges and formula amounts shown in the table below will not change while your policy remains in effect.

During the year, the Investment Expense Reduction will be applied daily and will be equal to the daily equivalent of the annual Investment Expense Reduction percentage that is defined in the table below. You should be aware that actual portfolio operating expenses will generally fluctuate daily, so after the application of the Investment Expense Reduction, the resulting expenses you pay may increase or decrease from one day to the next. In addition, the Investment Expense Reduction for each variable investment option is not intended to exceed the portion of the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio applied as of the day each unit value is calculated.

For example, if the Net Total Annual Portfolio Operating Expense of a Portfolio is shown as 0.75% in the applicable Portfolio prospectus, then the annual Investment Expense Reduction would be calculated based upon the row of the table below that is labeled “Less than 0.80%,” and therefore the annual Investment Expense Reduction for the variable investment option investing in that Portfolio would be 0.35% (the greater of 0.15% and the excess of 0.75% over 0.40%). Furthermore, in this example, if the actual Net Total Portfolio

Operating Expenses on any given day were below the daily equivalent of 0.35% annually, the Investment Expense Reduction for that day would not exceed the actual Net Total Portfolio Operating Expenses for that day.

If the Net Total Annual Portfolio Operating Expenses (before the Investment Expense Reduction) are:	Then the annual Investment Expense Reduction(**) for that variable investment option will be:
Less than 0.80%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
0.80% through 1.15%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
Greater than 1.15%	0.15%

**	Because the expenses contained in the Trust prospectus for each Portfolio reflect annual expenses, the actual expenses incurred may be higher or lower on any given day.

11. More information about procedures that apply to your policy

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

Dates and prices at which policy events occur

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Date of receipt.  Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

Business day.  Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day. In addition, the Investment Expense Reduction is applied to reduce the expenses when calculating the daily unit value for each variable investment option as of that day’s close of business, and if that day is not a business day, using the unit values computed as of the next business day’s close.

Third party agreements.  If we have entered into a prior written agreement that authorizes your financial professional to submit transfer requests and/or changes to allocation instructions on your behalf, any such transfer request or change to allocation instructions will be considered received by us on the business day it arrives from your financial professional in complete and proper form at our Administrative Office, or via the appropriate telephone or fax number if the item is of the type we accept by those means. We may terminate any such agreement at any time without prior notice.

Payments you make.  The following are reflected in your policy as of the date we receive them in complete and proper form:

•	premium payments received after the policy’s Investment Start Date (discussed below)
•	loan repayments and interest payments

Requests you make.  The following transactions occur as of the date we receive your request in complete and proper form:

•	withdrawals

•	tax withholding elections

•	face amount decreases that result from a withdrawal

•	changes of allocation percentages for premium payments or monthly deductions

•	surrenders

•	changes of owner

•	changes of beneficiary

•	transfers from a variable investment option to the guaranteed interest option

•	loans

•	transfers among variable investment options

•	assignments

•	termination of paid up death benefit guarantee

•	request to cancel your policy

The following transactions occur on your policy’s next monthly anniversary that coincides with or follows the date we approve your request:

•	changes in face amount

•	election of paid up death benefit guarantee

•	changes in death benefit option

•	changes of insured person

•	restoration of terminated policies

•	termination of any additional benefit riders you have elected

Automatic transfer service.  Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy’s initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy’s first monthly anniversary that coincides with or follows the date we receive your request.

Asset rebalancing service.  If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy’s Allocation Date.

Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

Delay in certain cases.  We may delay any transfer, for the same reasons stated in “Delay of variable investment option proceeds” later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

Prices applicable to policy transactions.  If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day’s close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day’s close.

Effect of death or surrender.  You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

Policy issuance

Register date.  When we issue a policy, we assign it a “register date,” which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy’s register date.

•

If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of (a) the date you signed part I, section D of the policy application or (b) the date a medical or paramedical professional signed part II of the policy application.

•

In general, if we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In certain circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

•	For Section 1035 exchanges:

•	If you submit the full initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a), the date you signed part I, section D of the policy application, or (b) the date a medical professional signed part II of the policy application.

•

If we do not receive your full initial premium payment at our Administrative Office before the issue date, or we issue the policy on a different (less favorable) basis than you applied for, the register date will be:

•	For Internal 1035 exchanges — your original policy will be surrendered as of the date the new policy is approved by the underwriter, and the register date of the new policy will be the same date.

•

For External 1035 exchanges — the date we receive the 1035 exchange check from the external carrier, provided it meets the minimum initial premium requirement, otherwise the register date will be the date we deliver the policy to you provided we received your full minimum initial premium. If we received your full minimum initial premium or your policy was delivered on the 29th, 30th, or 31st of the month, we will move the register date to the 28th of the month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

Investment start date.  This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

Commencement of insurance coverage.  You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

Non-issuance.  If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

Age; age at issue.  Unless the context in this prospectus requires otherwise, we consider the insured person’s “age” during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person’s age for the first policy year (“age at issue”) is that person’s age on whichever birthday is closer to (i.e., before or after) the policy’s register date.

Ways to make premium and loan payments

Checks and money orders.  Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to “Equitable Life Insurance Company of America.”

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier’s check payable directly to Equitable Life Insurance Company of America, although we must report such “cash equivalent” payments to the Internal Revenue Service under certain circumstances. Cash and travelers’ checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life Insurance Company of America and endorsed over to Equitable Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

You can increase or decrease your insurance coverage

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy’s face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy; or (ii) while the Long- Term Care ServicesSM Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

Face amount increases.  We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See “Risk/benefit summary: Charges and expenses you will pay.”

Face amount decreases.  You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account value. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount or change your death benefit option. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

Assigning your policy

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under “Split-dollar and other employee benefit programs” and “Estate, gift, and generation-skipping taxes” in the “Tax information” section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

You can change your policy’s insured person

After the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics. In addition, the no lapse guarantee and Long-Term Care ServicesSM Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a “modified endowment contract” or to fail the Internal Revenue Code’s definition of “life insurance,” or in some cases require that we also distribute certain amounts to you from the policy. See “Tax information” earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2017 CSO tables. See “Other information” under “Tax information” earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

Requirements for surrender requests

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, other documentation we require, and provide a representation that your policy is not being exchanged for another life or annuity contract.

Gender-neutral policies

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of VUL LegacySM in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for VUL LegacySM policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific VUL LegacySM policy.

Future policy exchanges

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Broker transaction authority

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. The Company may terminate any such authorization at any time without prior notice.

12. More information about other matters

About our general account

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy’s account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

Transfers of your policy account value

Transfers not implemented.  If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person’s death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or (4) occurs.

Disruptive transfer activity.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Telephone and Internet requests

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in “How to make transfers” under “Transferring your money among our investment options.”

Also, you may make the following additional types of requests by calling the number under “By Phone:” in “How to reach us” from a touch-tone phone, if the policy is individually owned and you are the owner, or through www.equitable.com if you are the individual owner:

•	changes of premium allocation percentages

•	changes of address

•	request forms and statements

•	to request a policy loan (loan requests cannot be made online by corporate policy owners)

•	enroll for electronic delivery and view statements/documents online

•	to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through www.equitable.com, you must first agree to the terms and conditions set forth in our www.equitable.com Online Services Agreement which you can find at our website. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through www.equitable.com are given by you; however, we reserve the right to refuse to process any transaction and/or block access to www.equitable.com if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of “Disruptive transfer activity” above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events

Suicide and certain misstatements

If the insured person commits suicide within two years after the date of issue, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any outstanding policy loan and accrued loan interest or liens and minus any partial withdrawal.

If the insured person commits suicide within two years after the effective date of any policy restoration, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid on and after the effective date of restoration, minus any outstanding policy loan and accrued loan interest or liens and minus any partial withdrawal.

If the insured person commits suicide within two years after the effective date of a change that you asked for that increases the death benefit, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions and any monthly administrative charge deductions made for such increase.

If the insured person’s age or sex has been misstated on any application, and we become aware of this fact while the insured person is alive, we will make a retrospective recalculation of the policy account. Future monthly deductions from the policy account will be based upon the rates for the correct age and sex. If the insured person’s age or sex has been misstated on any application, and we become aware of this fact on or after the date of death of the insured person, the death benefit and any benefits provided by riders to this policy will be those which would be purchased by the most recent deduction for the cost of insurance, and the cost of any benefits provided by riders, at the rates for the correct age and sex.

When we pay policy proceeds

General.  We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

Clearance of checks.  We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of guaranteed interest option proceeds.  We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 1.5% per year from the date we receive your request.

Delay of variable investment option proceeds.  We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners.

Delay to challenge coverage.  We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

Changes we can make

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Equitable America Variable Account K operate. For example, we have the right to:

•	combine two or more variable investment options or withdraw assets relating to VUL LegacySM from one investment option and put them into another;

•	end the registration of, or re-register, Equitable America Variable Account K under the Investment Company Act of 1940;

•	operate Equitable America Variable Account K under the direction of a “committee” or discharge such a committee at any time;

•	restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Equitable America Variable Account K;

•

operate Equitable America Variable Account K, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Equitable America Variable Account K an advisory fee. We may make any legal investments we wish for Equitable America Variable Account K. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

Reports we will send you

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy’s current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

Distribution of the policies

The policies are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Equitable America Variable Account K. The offering of the policies is intended to be continuous.

Equitable Advisors is an affiliate of the Company and Equitable Financial Life Insurance Company, and Equitable Distributors is an affiliate of the Company and an indirect wholly owned subsidiary of Equitable Financial Life Insurance Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The policies are sold by financial professionals of Equitable Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see “Risk/benefit summary: Charges and expenses you will pay” and “More information about certain policy charges” earlier in this prospectus.

As used below, the “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, as well as the policy’s face amount and Distributor, among other factors.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on premium payments made on the policies sold through Equitable Advisors (“premium-based compensation”). The premium-based compensation will generally not exceed 99% of the premiums you pay up to one target premium in your policy’s first year; plus 8.5% of all other premiums you pay in your policy’s first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter. Equitable Advisors, in turn, may pay a portion of the premium-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. Your Equitable Advisors financial professional will receive premium-based compensation on a contract in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold (“asset-based compensation”). The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of our policy than it pays for the sale of a policy or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same policy. Equitable Advisors also pay different levels of compensation based on different policy types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of Equitable policies and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays premium-based and asset-based compensation (together “compensation”) to Equitable Distributors. Premium-based compensation is paid based on the Company’s policies sold through Equitable Distributor’s Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of Equitable Distributor’s Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy’s first year; plus 5% of all other premiums you pay in your policy’s first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. Equitable Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers. Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner . Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner’s interest in Equitable America Variable Account K, nor would any of these proceedings be likely to have a material adverse effect on Equitable America Variable Account K, our ability to meet our obligations under the policies, or the distribution of the policies.

13. Financial statements of Equitable America Variable Account K and the Company

The financial statements of Equitable America Variable Account K as well as the financial statements of the Company, are in the Statement of Additional Information (“SAI”).

The financial statements of the Company have relevance for the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

14. Personalized illustrations

Illustrations of policy benefits

Hypothetical and personalized illustrations.  Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person’s characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

Different kinds of illustrations.  Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2019 (or expected to be incurred in 2020, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios’ investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2019. You may request a weighted illustration that computes the average of investment management fees and expenses of all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. A historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.

The effect of the expense limitation arrangements.  The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Appendix I to this prospectus contains an arithmetic hypothetical illustration.

Appendix I: Hypothetical illustrations

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. The Company is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.16)%, 4.77% and 10.71%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy’s value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

The tables headed “Using Current Charges” assume that the current rates for the following charges are deducted by the Company in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including the Company’s currently planned reductions after the 15th policy year). The tables headed “Using Guaranteed Charges” are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of 0.57%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.59%. These rates are the arithmetic average for all Portfolios that are available as investment options for each table. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. These rates do not reflect Investment Expense Reductions, or expense limitation arrangements in effect with respect to certain underlying Portfolios. If those reductions or arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under “Illustrations of policy benefits” in “Personalized illustrations” earlier in this prospectus.

VUL LegacySM

$400,000 Face Amount

Male, Issue Age 35, Preferred Elite Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option A

Initial Annual Planned Periodic Premium: $3,320*

Using Current Charges

Using Guideline Premium Test

		Death Benefit			Account Value			Net Cash Surrender Value

End of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$3,486	$400,000	$400,000	$400,000	$2,124	$2,276	$2,429	$0	$0	$0
2	$7,146	$400,000	$400,000	$400,000	$4,195	$4,630	$5,085	$0	$0	$0
3	$10,990	$400,000	$400,000	$400,000	$6,230	$7,085	$8,014	$0	$361	$1,290
4	$15,025	$400,000	$400,000	$400,000	$8,210	$9,622	$11,218	$1,770	$3,182	$4,778
5	$19,262	$400,000	$400,000	$400,000	$10,154	$12,264	$14,745	$4,006	$6,116	$8,597
6	$23,711	$400,000	$400,000	$400,000	$12,067	$15,019	$18,632	$6,223	$9,175	$12,788
7	$28,383	$400,000	$400,000	$400,000	$13,950	$17,893	$22,917	$8,426	$12,369	$17,393
8	$33,288	$400,000	$400,000	$400,000	$15,768	$20,856	$27,603	$10,572	$15,660	$22,407
9	$38,439	$400,000	$400,000	$400,000	$17,538	$23,927	$32,750	$12,686	$19,075	$27,898
10	$43,847	$400,000	$400,000	$400,000	$19,280	$27,131	$38,423	$14,784	$22,635	$33,927
15	$75,223	$400,000	$400,000	$400,000	$30,743	$49,025	$81,052	$30,743	$49,025	$81,052
20	$115,268	$400,000	$400,000	$400,000	$41,731	$77,323	$153,584	$41,731	$77,323	$153,584
25	$166,377	$400,000	$400,000	$400,000	$51,159	$112,238	$274,103	$51,159	$112,238	$274,103
30	$231,606	$400,000	$400,000	$579,428	$58,655	$155,365	$474,941	$58,655	$155,365	$474,941
35	$314,857	$400,000	$400,000	$936,974	$63,456	$208,723	$807,736	$63,456	$208,723	$807,736
40	$421,108	$400,000	$400,000	$1,454,956	$64,731	$275,627	$1,359,772	$64,731	$275,627	$1,359,772
45	$556,715	$400,000	$400,000	$2,389,697	$57,592	$360,361	$2,275,902	$57,592	$360,361	$2,275,902
50	$729,787	$400,000	$493,238	$3,976,777	$35,657	$469,751	$3,787,407	$35,657	$469,751	$3,787,407
55	$950,676	**	$634,411	$6,568,783	**	$604,201	$6,255,984	**	$604,201	$6,255,984
60	$1,232,593	**	$778,026	$10,397,302	**	$770,323	$10,294,358	**	$770,323	$10,294,358
65	$1,592,398	**	$997,864	$17,282,239	**	$987,984	$17,111,128	**	$987,984	$17,111,128
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

VUL LegacySM

$400,000 Face Amount

Male, Issue Age 35, Preferred Elite Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option A

Initial Annual Planned Periodic Premium: $3,320*

Using Guaranteed Charges

Using Guideline Premium Test

		Death Benefit			Account Value			Net Cash Surrender Value

End of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$3,486	$400,000	$400,000	$400,000	$1,797	$1,938	$2,080	$0	$0	$0
2	$7,146	$400,000	$400,000	$400,000	$3,560	$3,954	$4,366	$0	$0	$0
3	$10,990	$400,000	$400,000	$400,000	$5,239	$5,998	$6,825	$0	$0	$101
4	$15,025	$400,000	$400,000	$400,000	$6,839	$8,075	$9,477	$399	$1,635	$3,037
5	$19,262	$400,000	$400,000	$400,000	$8,383	$10,209	$12,364	$2,235	$4,061	$6,216
6	$23,711	$400,000	$400,000	$400,000	$9,875	$12,404	$15,513	$4,031	$6,560	$9,669
7	$28,383	$400,000	$400,000	$400,000	$11,309	$14,657	$18,943	$5,784	$9,133	$13,419
8	$33,288	$400,000	$400,000	$400,000	$12,677	$16,962	$22,674	$7,481	$11,766	$17,478
9	$38,439	$400,000	$400,000	$400,000	$13,986	$19,324	$26,741	$9,134	$14,472	$21,889
10	$43,847	$400,000	$400,000	$400,000	$15,237	$21,749	$31,177	$10,741	$17,253	$26,681
15	$75,223	$400,000	$400,000	$400,000	$20,810	$35,056	$60,551	$20,810	$35,056	$60,551
20	$115,268	$400,000	$400,000	$400,000	$24,663	$49,992	$106,508	$24,663	$49,992	$106,508
25	$166,377	$400,000	$400,000	$400,000	$26,019	$66,001	$178,698	$26,019	$66,001	$178,698
30	$231,606	$400,000	$400,000	$400,000	$23,664	$82,199	$293,978	$23,664	$82,199	$293,978
35	$314,857	$400,000	$400,000	$556,027	$14,177	$95,548	$479,334	$14,177	$95,548	$479,334
40	$421,108	**	$400,000	$826,465	**	$100,339	$772,397	**	$100,339	$772,397
45	$556,715	**	$400,000	$1,298,540	**	$81,544	$1,236,704	**	$81,544	$1,236,704
50	$729,787	**	**	$2,055,631	**	**	$1,957,744	**	**	$1,957,744
55	$950,676	**	**	$3,199,087	**	**	$3,046,750	**	**	$3,046,750
60	$1,232,593	**	**	$4,776,026	**	**	$4,728,739	**	**	$4,728,739
65	$1,592,398	**	**	$7,503,160	**	**	$7,428,871	**	**	$7,428,871
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

VUL LegacySM

$400,000 Face Amount

Male, Issue Age 35, Preferred Elite Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option is Option B

Initial Annual Planned Periodic Premium: $3,320*

Using Current Charges

Using Guideline Premium Test

		Death Benefit			Account Value			Net Cash Surrender Value

End of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$3,486	$402,124	$402,276	$402,429	$2,124	$2,276	$2,429	$0	$0	$0
2	$7,146	$404,193	$404,628	$405,083	$4,193	$4,628	$5,083	$0	$0	$0
3	$10,990	$406,226	$407,079	$408,008	$6,226	$7,079	$8,008	$0	$355	$1,284
4	$15,025	$408,201	$409,611	$411,205	$8,201	$9,611	$11,205	$1,761	$3,171	$4,765
5	$19,262	$410,139	$412,245	$414,722	$10,139	$12,245	$14,722	$3,991	$6,097	$8,574
6	$23,711	$412,046	$414,992	$418,597	$12,046	$14,992	$18,597	$6,202	$9,148	$12,753
7	$28,383	$413,921	$417,855	$422,866	$13,921	$17,855	$22,866	$8,397	$12,331	$17,342
8	$33,288	$415,730	$420,803	$427,530	$15,730	$20,803	$27,530	$10,534	$15,607	$22,334
9	$38,439	$417,488	$423,856	$432,646	$17,488	$23,856	$32,646	$12,636	$19,004	$27,794
10	$43,847	$419,218	$427,038	$438,283	$19,218	$27,038	$38,283	$14,722	$22,542	$33,787
15	$75,223	$430,594	$448,757	$480,560	$30,594	$48,757	$80,560	$30,594	$48,757	$80,560
20	$115,268	$441,405	$476,623	$552,029	$41,405	$76,623	$152,029	$41,405	$76,623	$152,029
25	$166,377	$450,479	$510,506	$669,402	$50,479	$110,506	$269,402	$50,479	$110,506	$269,402
30	$231,606	$457,332	$551,326	$862,379	$57,332	$151,326	$462,379	$57,332	$151,326	$462,379
35	$314,857	$461,017	$599,645	$1,179,631	$61,017	$199,645	$779,631	$61,017	$199,645	$779,631
40	$421,108	$460,520	$656,111	$1,702,106	$60,520	$256,111	$1,302,106	$60,520	$256,111	$1,302,106
45	$556,715	$450,234	$716,183	$2,558,280	$50,234	$316,183	$2,158,280	$50,234	$316,183	$2,158,280
50	$729,787	$424,090	$773,075	$3,960,429	$24,090	$373,075	$3,560,429	$24,090	$373,075	$3,560,429
55	$950,676	**	$798,260	$6,239,781	**	$398,260	$5,839,781	**	$398,260	$5,839,781
60	$1,232,593	**	$713,550	$9,897,080	**	$313,550	$9,497,080	**	$313,550	$9,497,080
65	$1,592,398	**	$727,098	$16,108,526	**	$327,098	$15,708,526	**	$327,098	$15,708,526
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts and frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

VUL LegacySM

$400,000 Face Amount

Male, Issue Age 35, Preferred Elite Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option B

Initial Annual Planned Periodic Premium: $3,320*

Using Guaranteed Charges

Using Guideline Premium Test

		Death Benefit			Account Value			Net Cash Surrender Value

End of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$3,486	$401,795	$401,936	$402,078	$1,795	$1,936	$2,078	$0	$0	$0
2	$7,146	$403,553	$403,946	$404,358	$3,553	$3,946	$4,358	$0	$0	$0
3	$10,990	$405,225	$405,982	$406,807	$5,225	$5,982	$6,807	$0	$0	$83
4	$15,025	$406,817	$408,048	$409,445	$6,817	$8,048	$9,445	$377	$1,608	$3,005
5	$19,262	$408,349	$410,166	$412,311	$8,349	$10,166	$12,311	$2,201	$4,018	$6,163
6	$23,711	$409,826	$412,341	$415,432	$9,826	$12,341	$15,432	$3,982	$6,497	$9,588
7	$28,383	$411,242	$414,568	$418,824	$11,242	$14,568	$18,824	$5,718	$9,044	$13,300
8	$33,288	$412,591	$416,840	$422,505	$12,591	$16,840	$22,505	$7,395	$11,644	$17,309
9	$38,439	$413,877	$419,165	$426,509	$13,877	$19,165	$26,509	$9,025	$14,313	$21,657
10	$43,847	$415,102	$421,542	$430,866	$15,102	$21,542	$30,866	$10,606	$17,046	$26,370
15	$75,223	$420,501	$434,482	$459,482	$20,501	$34,482	$59,482	$20,501	$34,482	$59,482
20	$115,268	$424,070	$448,653	$503,415	$24,070	$48,653	$103,415	$24,070	$48,653	$103,415
25	$166,377	$424,981	$463,113	$570,337	$24,981	$63,113	$170,337	$24,981	$63,113	$170,337
30	$231,606	$421,974	$476,255	$672,062	$21,974	$76,255	$272,062	$21,974	$76,255	$272,062
35	$314,857	$411,669	$483,444	$824,214	$11,669	$83,444	$424,214	$11,669	$83,444	$424,214
40	$421,108	**	$476,248	$1,048,617	**	$76,248	$648,617	**	$76,248	$648,617
45	$556,715	**	$436,018	$1,370,219	**	$36,018	$970,219	**	$36,018	$970,219
50	$729,787	**	**	$1,815,611	**	**	$1,415,611	**	**	$1,415,611
55	$950,676	**	**	$2,384,049	**	**	$1,984,049	**	**	$1,984,049
60	$1,232,593	**	**	$3,042,801	**	**	$2,642,801	**	**	$2,642,801
65	$1,592,398	**	**	$3,795,838	**	**	$3,395,838	**	**	$3,395,838
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts and frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix II: State policy availability and/or variations of certain features and benefits

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy’s features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

States where certain policy features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation

California	Long-Term Care ServicesSM Rider	In California, we refer to this rider as the “Comprehensive Long-Term Care Rider” (Rider Form No. R12-10CA).

	See “Long-Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The following information replaces the first two sentences of the third paragraph of this section in their entirety:

Benefits are payable once we receive: (1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual; (2) a plan of care prescribed by a licensed health care practitioner or a multidisciplinary team under medical direction which describes the insured person’s needs and specifies the type and frequency of qualified long-term care services required by the insured person; (3) proof that the “elimination period,” as discussed below, has been satisfied; and 4) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. With respect to both the certification and annual recertification requirements described above, you have the option to request that we employ, at our expense, an independent U.S. licensed health care practitioner to conduct the assessment and provide the necessary certifications.

Nonforfeiture Benefit The first two paragraphs of the “Nonforfeiture Benefit” subsection are replaced in their entirety with the following:

For a higher monthly charge, you can elect the Comprehensive Long-Term Care Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where (a) the Comprehensive Long-Term Care Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Comprehensive Long-Term Care Rider were inforce for at least four policy years.

State	Features and benefits	Availability or variation

California (continued)		While the Nonforfeiture Benefit is in effect, all of the provisions of the Comprehensive Long-Term Care Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a) Three month’s maximum monthly benefit and

(b) The sum of all charges deducted for the Comprehensive Long-Term Care Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

Connecticut	See “Long-Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”	The “Extension of Benefits” feature is not available.
Florida	Long-Term Care ServicesSM Rider See “Long-Term Care ServicesSM Rider” in “Risk/benefit summary: Charges and expenses you will pay”

In Florida, we refer to this rider as the “Long-Term Care Insurance Rider” (Rider Form No. R12-10FL).

The monthly charge per $1,000 of the amount for which we are at risk is as follows:

With the optional Nonforfeiture benefit:

Highest: $1.40

Lowest: $0.07

Representative: $0.17

Without the optional Nonforfeiture benefit: Highest: $1.40 Lowest: $0.07 Representative: $0.17
See “Long-Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”

Elimination Period

The following paragraph replaces the first paragraph in this section in its entirety:

•    Elimination Period. The Long-Term Care Insurance Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care, and the days do not have to be continuous. There is no requirement that the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

See “Long-Term Care ServicesSM Rider” under “Other benefits you can add by rider” in “More information about policy features and benefits”

Period of Coverage

The first paragraph of the “Period of coverage” subsection is replaced in its entirety with the following:

•    Period of coverage. The period of coverage is the period of time during which the insured receives services that are covered under the Long-Term Care Insurance Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

State	Features and benefits	Availability or variation

Florida (continued)		1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine the insured person is no longer eligible to receive qualified long-term care services under this rider;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

Preexisting condition

No benefits will be provided under this rider during the first 180 days from the effective date of the policy for long-term care services received by the insured person due to a preexisting condition. However, each day of services received by the insured person for a preexisting condition during the first 180 days that this rider is in force will count toward satisfaction of the elimination period.

See “Long-Term Care ServicesSM Rider” under “Optional rider charges” in “More information about certain policy charges”

The following paragraph replaces the first paragraph in this section in its entirety:

•    Long-Term Care Insurance Rider. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.07 and $1.40 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.07 and $1.40 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

Appendix III: Calculating the alternate death benefit

Using the guideline premium test:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

	Policy 1	Policy 2
Face Amount	$100,000	$100,000
Policy Account Value on the Date of Death	$35,000	$85,000
Death Benefit Percentage	120%	120%
Death Benefit under Option A	$100,000	$102,000
Death Benefit under Option B	$135,000	$185,000

Using the cash value accumulation test:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured’s attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $73,570 ($35,000 x 210.2%) and the alternate death benefit for Policy 2 is $178,670 ($85,000 x 210.2%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($73,570) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($178,670) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $73,570) and Policy 2 (since $185,000 is greater than $178,670).

	Policy 1	Policy 2
Face Amount	$100,000	$100,000
Policy Account Value on the Date of Death	$35,000	$85,000
Death Benefit Percentage	210.2%	210.2%
Death Benefit under Option A	$100,000	$178,670
Death Benefit under Option B	$135,000	$185,000

III-1

Requesting more information

The Statement of Additional Information (“SAI”), dated May 1, 2020, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC’s web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to Equitable America Variable Account K and the policies. You can also review and copy information about Equitable America Variable Account K, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

Statement of Additional Information

Table of Contents

Page

The Company	2

Ways we pay policy proceeds	2

Distribution of the policies	2

Underwriting a policy	2

Insurance regulation that applies to the Company	2

Custodian	2

Independent registered public accounting firm	2

Financial Statements	2

#844143

VUL OptimizerSM

VUL LegacySM

Flexible premium variable life insurance policies issued by Equitable Financial Life Insurance Company of America (the “Company”) with variable investment options offered under Equitable America Variable Account K.

Statement of Additional Information dated

May 1, 2020

This Statement of Additional Information (“SAI“) is not a prospectus. It should be read in conjunction with the related VUL OptimizerSM or VUL LegacySM, prospectus, dated May 1, 2020. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of Equitable America Variable Account K (“Variable Account K“). We established Variable Account K under Arizona Law in 2013. The guaranteed interest option is part of Equitable America’s general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) or by contacting your financial professional.

Copyright 2020. Equitable Financial Life Insurance Company of America, Jersey City, NJ 07310.

All rights reserved. VUL LegacySM and VUL OptimizerSM are registered service marks of Equitable Financial Life Insurance Company.

#844143

The Company

We are Equitable Financial Life Insurance Company of America (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Advisors and Equitable Distributors serve as the principal underwriters of the Variable Account and distributor of the Policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

Equitable America Variable Account K

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act“), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

Ways we pay policy proceeds

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee’s death. Otherwise, we will pay any such amounts to the payee’s estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

Distribution of the policies

Equitable Advisors distributes these policies pursuant to a selling agreement between Equitable Advisors and the Company. For each of the years ended 2019, 2018 and 2017, Equitable Advisors was paid an administrative services fee of $0, $0 and $0, respectively. The Company paid Equitable Advisors as the distributor of these policies and as the principal underwriter of Equitable America Variable Account K, $48,112,312 in 2019, $55,000,947 in 2018 and $49,402,260 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $17,318,973, $24,055,755 and $19,623,354, respectively.

Under a distribution agreement between Equitable Distributors and the Company and certain of the Company’s separate accounts, including Variable Account K, the Company paid Equitable Distributors distribution fees of $39,524,273 in 2019, $41,153,018 in 2018 and $43,855,292 in 2017 as the distributor of certain policies, including these policies, and as the principal underwriter of several Company separate accounts, including Variable Account K. Of these amounts, for each of these three years, Equitable Distributors retained $7,517,968, $10,115,217 and $10,409,551, respectively.

Underwriting a policy

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured’s age; (ii) whether the insured uses tobacco or not; and (iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual’s assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2017 Commissioner’s Standard Ordinary Mortality Tables.

Insurance regulation that applies to the Company

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

Custodian

Equitable Financial Life Insurance Company is the custodian for shares of the Trusts owned by Variable Account K. Equitable Financial Life Insurance Company’s principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.

Independent registered public accounting firm

The (i) financial statements of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America as of December 31, 2019 and for each of the periods indicated therein and the (ii) statutory-basis financial statements of Equitable Financial Life Insurance Company of America as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

2

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company of America as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Financial statements

This SAI contains the audited financial statements for each of the sub-accounts of Equitable America Variable Account K (referred to elsewhere in this registration statement as Portfolios) and the Company.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account K.

3

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America

and the Contractowners of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/INVESCO INTERNATIONAL GROWTH(3)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT ENERGY(2)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT NATURAL RESOURCES(2)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMALL CAP VALUE(2)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SMARTBETA EQUITY(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL VALUE(3)
ALL ASSET GROWTH-ALT 20(1)	EQ/MFS MID CAP FOCUSED GROWTH(3)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/MFS UTILITIES SERIES(3)
EQ/MID CAP INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
BNY MELLON STOCK INDEX FUND, INC.(1)	EQ/MODERATE ALLOCATION(1)
CHARTERSM MULTI-SECTOR BOND(1)	EQ/MODERATE GROWTH STRATEGY(1)
CHARTERSM SMALL CAP GROWTH(1)	EQ/MODERATE-PLUS ALLOCATION(1)
CHARTERSM SMALL CAP VALUE(1)	EQ/MONEY MARKET(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(2)
EQ/500 MANAGED VOLATILITY(1)	EQ/OPPENHEIMER GLOBAL(2)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO GLOBAL REAL RETURN(2)
EQ/AB SMALL CAP GROWTH(1)	EQ/PIMCO REAL RETURN(3)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/PIMCO TOTAL RETURN(3)
EQ/AMERICAN CENTURY MID CAP VALUE(3)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/SCIENCE AND TECHNOLOGY(3)
EQ/CAPITAL GUARDIAN RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/COMMON STOCK INDEX(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(2)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/UBS GROWTH & INCOME(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/WELLINGTON ENERGY(3)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP ASSET MANAGER PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FRANKLIN INCOME VIP FUND(1)
EQ/EQUITY 500 INDEX(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/FRANKLIN RISING DIVIDENDS(3)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/FRANKLIN STRATEGIC INCOME(3)	INVESCO V.I. GLOBAL CORE EQUITY FUND(1)
EQ/GLOBAL BOND PLUS(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/GOLDMAN SACHS MID CAP VALUE(3)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/GROWTH STRATEGY(1)	INVESCO V.I. TECHNOLOGY FUND(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	IVY VIP HIGH INCOME(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	IVY VIP SMALL CAP GROWTH(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	JANUS HENDERSON ENTERPRISE PORTFOLIO(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	JANUS HENDERSON FORTY PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO(1)
EQ/INVESCO COMSTOCK(1)	JANUS HENDERSON MID CAP VALUE PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ESTATE(3)	JANUS HENDERSON OVERSEAS PORTFOLIO(1)

FSA-2

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(2)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
MFS® INVESTORS TRUST SERIES(1)	TARGET 2025 ALLOCATION(1)
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)	TARGET 2035 ALLOCATION(1)
MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO(1)	TARGET 2045 ALLOCATION(1)
TARGET 2055 ALLOCATION(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
MULTIMANAGER CORE BOND(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
MULTIMANAGER MID CAP GROWTH(1)	TEMPLETON GROWTH VIP FUND(1)
MULTIMANAGER MID CAP VALUE(1)	VANECK VIP EMERGING MARKETS FUND(1)
MULTIMANAGER TECHNOLOGY(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period July 15, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K of Equitable Financial Life Insurance Company of America since 2014.

FSA-3

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Assets:
Investments in shares of the Portfolios, at fair value	$682,794	$6,524,195	$616,567	$14,738	$6,458,357	$2,390,419
Receivable for policy-related transactions	3,980	5	5,643	27	1,166	4,623

Total assets	686,774	6,524,200	622,210	14,765	6,459,523	2,395,042

Liabilities:
Payable for shares of the Portfolios purchased	3,980	—	5,643	25	1,166	4,623

Total liabilities	3,980	—	5,643	25	1,166	4,623

Net Assets	$682,794	$6,524,200	$616,567	$14,740	$6,458,357	$2,390,419

Net Assets:
Accumulation unit values	$682,794	$6,524,200	$616,567	$14,740	$6,458,316	$2,389,973
Retained by Equitable Financial in Variable Account K	—	—	—	—	41	446

Total Net Assets	$682,794	$6,524,200	$616,567	$14,740	$6,458,357	$2,390,419

Investments in shares of the Portfolios, at cost	$655,168	$6,293,209	$614,492	$14,148	$7,144,363	$2,526,214

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$39,768,578	$1,257	$7,338	$7,434	$640,148	$858,778
Receivable for policy-related transactions	14,976	—	—	—	1,040	258

Total assets	39,783,554	1,257	7,338	7,434	641,188	859,036

Liabilities:
Payable for shares of the Portfolios purchased	14,976	—	—	—	1,037	258

Total liabilities	14,976	—	—	—	1,037	258

Net Assets	$39,768,578	$1,257	$7,338	$7,434	$640,151	$858,778

Net Assets:
Accumulation unit values	$39,696,774	$1,257	$7,338	$7,434	$640,151	$858,778
Retained by Equitable Financial in Variable Account K	71,804	—	—	—	—	—

Total Net Assets	$39,768,578	$1,257	$7,338	$7,434	$640,151	$858,778

Investments in shares of the Portfolios, at cost	$35,861,740	$1,245	$7,139	$7,063	$593,713	$797,164

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BNY MELLON STOCK INDEX FUND, INC.	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$11,256,268	$2,960,065	$3,309,440	$29,953,846	$2,912,617	$2,807,754
Receivable for policy-related transactions	13,900	12,740	2,439	—	2,389	276

Total assets	11,270,168	2,972,805	3,311,879	29,953,846	2,915,006	2,808,030

Liabilities:
Payable for shares of the Portfolios purchased	13,901	12,740	2,439	—	2,389	276

Total liabilities	13,901	12,740	2,439	—	2,389	276

Net Assets	$11,256,267	$2,960,065	$3,309,440	$29,953,846	$2,912,617	$2,807,754

Net Assets:
Accumulation unit values	$11,256,267	$2,960,053	$3,309,389	$29,832,241	$2,912,271	$2,756,119
Retained by Equitable Financial in Variable Account K	—	12	51	121,605	346	51,635

Total Net Assets	$11,256,267	$2,960,065	$3,309,440	$29,953,846	$2,912,617	$2,807,754

Investments in shares of the Portfolios, at cost	$10,789,906	$2,716,318	$2,993,382	$24,322,454	$2,913,304	$2,405,790

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CHARTERSM SMALL CAP VALUE*	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,408,462	$1,135,832	$4,390,089	$1,561,246	$9,682,750	$33,864,721
Receivable for shares of the Portfolios sold	—	—	1,525	—	—	—
Receivable for policy-related transactions	—	—	—	176	6,603	11,448

Total assets	1,408,462	1,135,832	4,391,614	1,561,422	9,689,353	33,876,169

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	173	6,597	11,448
Payable for policy-related transactions	—	—	1,525	—	—	—

Total liabilities	—	—	1,525	173	6,597	11,448

Net Assets	$1,408,462	$1,135,832	$4,390,089	$1,561,249	$9,682,756	$33,864,721

Net Assets:
Accumulation unit values	$1,408,086	$1,135,832	$4,390,089	$1,561,249	$9,682,756	$33,863,334
Retained by Equitable Financial in Variable Account K	376	—	—	—	—	1,387

Total Net Assets	$1,408,462	$1,135,832	$4,390,089	$1,561,249	$9,682,756	$33,864,721

Investments in shares of the Portfolios, at cost	$1,054,758	$1,123,323	$3,676,493	$1,528,627	$10,284,918	$31,295,905

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/ CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$11,861,623	$38,345,357	$16,689,849	$2,945,495	$9,813,889	$53,706,420
Receivable for policy-related transactions	8,641	9,585	6,864	1,158	5,561	21,706

Total assets	11,870,264	38,354,942	16,696,713	2,946,653	9,819,450	53,728,126

Liabilities:
Payable for shares of the Portfolios purchased	8,641	9,504	6,864	1,143	5,561	21,700

Total liabilities	8,641	9,504	6,864	1,143	5,561	21,700

Net Assets	$11,861,623	$38,345,438	$16,689,849	$2,945,510	$9,813,889	$53,706,426

Net Assets:
Accumulation unit values	$11,861,173	$38,345,438	$16,689,596	$2,945,510	$9,813,837	$53,706,426
Retained by Equitable Financial in Variable Account K	450	—	253	—	52	—

Total Net Assets	$11,861,623	$38,345,438	$16,689,849	$2,945,510	$9,813,889	$53,706,426

Investments in shares of the Portfolios, at cost	$10,618,552	$34,285,092	$14,542,786	$2,722,790	$8,705,354	$43,975,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/ CONSERVATIVE ALLOCATION*	EQ/ CONSERVATIVE GROWTH STRATEGY*	EQ/ CONSERVATIVE STRATEGY*	EQ/ CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$3,712,501	$9,942,366	$2,653,659	$6,791,431	$12,177,559	$13,600
Receivable for policy-related transactions	—	5,101	432	448	35,933	51

Total assets	3,712,501	9,947,467	2,654,091	6,791,879	12,213,492	13,651

Liabilities:
Payable for shares of the Portfolios purchased	—	5,101	432	421	35,934	49

Total liabilities	—	5,101	432	421	35,934	49

Net Assets	$3,712,501	$9,942,366	$2,653,659	$6,791,458	$12,177,558	$13,602

Net Assets:
Accumulation unit values	$3,712,277	$9,942,366	$2,653,653	$6,791,458	$12,077,189	$13,602
Retained by Equitable Financial in Variable Account K	224	—	6	—	100,369	—

Total Net Assets	$3,712,501	$9,942,366	$2,653,659	$6,791,458	$12,177,558	$13,602

Investments in shares of the Portfolios, at cost	$3,672,013	$9,253,059	$2,558,807	$6,799,824	$12,017,772	$13,197

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$77,756,443	$11,937,371	$10,642,815	$8,495,239	$3,018,473	$9,570,812
Receivable for shares of the Portfolios sold	—	—	—	—	300	133
Receivable for policy-related transactions	26,538	8,481	964	9,288	—	—

Total assets	77,782,981	11,945,852	10,643,779	8,504,527	3,018,773	9,570,945

Liabilities:
Payable for shares of the Portfolios purchased	26,475	8,481	964	9,286	—	—
Payable for policy-related transactions	—	—	—	—	272	133

Total liabilities	26,475	8,481	964	9,286	272	133

Net Assets	$77,756,506	$11,937,371	$10,642,815	$8,495,241	$3,018,501	$9,570,812

Net Assets:
Accumulation unit values	$77,756,506	$11,932,061	$10,642,127	$8,495,241	$3,018,501	$9,570,549
Retained by Equitable Financial in Variable Account K	—	5,310	688	—	—	263

Total Net Assets	$77,756,506	$11,937,371	$10,642,815	$8,495,241	$3,018,501	$9,570,812

Investments in shares of the Portfolios, at cost	$60,649,089	$10,403,266	$9,130,681	$8,484,659	$3,029,496	$7,286,794

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$2,299,640	$55,775,725	$6,156,464	$4,808,598	$16,543,114	$1,464,365
Receivable for policy-related transactions	185	8,833	829	595	4,458	—

Total assets	2,299,825	55,784,558	6,157,293	4,809,193	16,547,572	1,464,365

Liabilities:
Payable for shares of the Portfolios purchased	184	8,815	829	595	4,459	—

Total liabilities	184	8,815	829	595	4,459	—

Net Assets	$2,299,641	$55,775,743	$6,156,464	$4,808,598	$16,543,113	$1,464,365

Net Assets:
Accumulation unit values	$2,299,641	$55,775,743	$6,019,942	$4,808,471	$16,543,028	$1,464,365
Retained by Equitable Financial in Variable Account K	—	—	136,522	127	85	—

Total Net Assets	$2,299,641	$55,775,743	$6,156,464	$4,808,598	$16,543,113	$1,464,365

Investments in shares of the Portfolios, at cost	$2,022,627	$47,078,708	$6,057,418	$4,104,977	$15,164,576	$1,380,061

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$4,871,843	$4,481,909	$7,215,938	$5,983,180	$9,628,630	$9,344,674
Receivable for shares of the Portfolios sold	—	—	—	318	—	—
Receivable for policy-related transactions	3,145	595	5,565	—	2,857	27,273

Total assets	4,874,988	4,482,504	7,221,503	5,983,498	9,631,487	9,371,947

Liabilities:
Payable for shares of the Portfolios purchased	3,145	596	5,559	—	2,856	27,260
Payable for policy-related transactions	—	—	—	318	—	—

Total liabilities	3,145	596	5,559	318	2,856	27,260

Net Assets	$4,871,843	$4,481,908	$7,215,944	$5,983,180	$9,628,631	$9,344,687

Net Assets:
Accumulation unit values	$4,871,275	$4,481,630	$7,215,944	$5,983,132	$9,628,625	$9,344,687
Retained by Equitable Financial in Variable Account K	568	278	—	48	6	—

Total Net Assets	$4,871,843	$4,481,908	$7,215,944	$5,983,180	$9,628,631	$9,344,687

Investments in shares of the Portfolios, at cost	$4,285,912	$3,930,355	$6,737,895	$5,202,255	$8,153,728	$9,090,629

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,235,547	$11,230,340	$11,330,433	$7,419,191	$8,470,133	$11,955,707
Receivable for policy-related transactions	1,284	1,401	1,593	1,166	728	5,605

Total assets	3,236,831	11,231,741	11,332,026	7,420,357	8,470,861	11,961,312

Liabilities:
Payable for shares of the Portfolios purchased	1,242	1,327	1,594	1,166	728	5,605

Total liabilities	1,242	1,327	1,594	1,166	728	5,605

Net Assets	$3,235,589	$11,230,414	$11,330,432	$7,419,191	$8,470,133	$11,955,707

Net Assets:
Accumulation unit values	$3,235,589	$11,230,414	$11,330,358	$7,418,858	$8,424,760	$11,954,577
Retained by Equitable Financial in Variable Account K	—	—	74	333	45,373	1,130

Total Net Assets	$3,235,589	$11,230,414	$11,330,432	$7,419,191	$8,470,133	$11,955,707

Investments in shares of the Portfolios, at cost	$2,550,321	$9,560,105	$7,901,159	$6,898,833	$6,161,454	$10,714,362

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$10,963,294	$14,980,053	$21,281,507	$9,705,378	$53,474	$12,892,668
Receivable for policy-related transactions	2,232	5,225	27,533	6,010	709	6,461

Total assets	10,965,526	14,985,278	21,309,040	9,711,388	54,183	12,899,129

Liabilities:
Payable for shares of the Portfolios purchased	2,238	5,223	27,327	6,010	708	6,407

Total liabilities	2,238	5,223	27,327	6,010	708	6,407

Net Assets	$10,963,288	$14,980,055	$21,281,713	$9,705,378	$53,475	$12,892,722

Net Assets:
Accumulation unit values	$10,947,556	$14,980,055	$21,281,136	$9,704,809	$53,475	$12,892,722
Retained by Equitable Financial in Variable Account K	15,732	—	577	569	—	—

Total Net Assets	$10,963,288	$14,980,055	$21,281,713	$9,705,378	$53,475	$12,892,722

Investments in shares of the Portfolios, at cost	$9,597,891	$13,504,804	$18,153,280	$8,097,506	$46,276	$11,564,145

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$5,842,900	$41,981,792	$111,707,203	$97,264,688	$23,296,384	$2,884
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	570	35,364	34,348	25,282	—	—

Total assets	5,843,470	42,017,156	111,741,551	97,289,970	23,296,384	2,884

Liabilities:
Payable for shares of the Portfolios purchased	570	35,365	34,348	25,282	127,713	—
Payable for policy-related transactions	—	—	—	—	67,903	—

Total liabilities	570	35,365	34,348	25,282	195,616	—

Net Assets	$5,842,900	$41,981,791	$111,707,203	$97,264,688	$23,100,768	$2,884

Net Assets:
Accumulation unit values	$5,832,113	$41,972,906	$111,696,561	$97,262,414	$23,100,768	$2,884
Retained by Equitable Financial in Variable Account K	10,787	8,885	10,642	2,274	—	—

Total Net Assets	$5,842,900	$41,981,791	$111,707,203	$97,264,688	$23,100,768	$2,884

Investments in shares of the Portfolios, at cost	$4,718,962	$41,011,314	$96,120,168	$92,706,671	$23,296,646	$3,043

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/ OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$4,459	$8,287	$6,116,865	$14,132,924	$15,365,925	$2,774,136
Receivable for policy-related transactions	388	—	1,518	6,361	6,753	2,079

Total assets	4,847	8,287	6,118,383	14,139,285	15,372,678	2,776,215

Liabilities:
Payable for shares of the Portfolios purchased	386	—	1,518	6,361	6,754	2,079

Total liabilities	386	—	1,518	6,361	6,754	2,079

Net Assets	$4,461	$8,287	$6,116,865	$14,132,924	$15,365,924	$2,774,136

Net Assets:
Accumulation unit values	$4,461	$8,287	$6,112,894	$14,132,896	$15,365,882	$2,773,056
Retained by Equitable Financial in Variable Account K	—	—	3,971	28	42	1,080

Total Net Assets	$4,461	$8,287	$6,116,865	$14,132,924	$15,365,924	$2,774,136

Investments in shares of the Portfolios, at cost	$4,269	$8,309	$5,889,491	$13,672,569	$15,440,537	$2,730,780

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/SCIENCE AND TECHNOLOGY*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*
Assets:
Investments in shares of the Portfolios, at fair value	$9,565,055	$11,992,613	$20,350,181	$20,821	$2,799,600	$2,731,405
Receivable for policy-related transactions	4,179	12,002	50,788	3	210	397

Total assets	9,569,234	12,004,615	20,400,969	20,824	2,799,810	2,731,802

Liabilities:
Payable for shares of the Portfolios purchased	2,544	12,003	50,788	—	210	397

Total liabilities	2,544	12,003	50,788	—	210	397

Net Assets	$9,566,690	$11,992,612	$20,350,181	$20,824	$2,799,600	$2,731,405

Net Assets:
Accumulation unit values	$9,564,778	$11,992,418	$20,333,056	$20,824	$2,758,797	$2,731,226
Retained by Equitable Financial in Variable Account K	1,912	194	17,125	—	40,803	179

Total Net Assets	$9,566,690	$11,992,612	$20,350,181	$20,824	$2,799,600	$2,731,405

Investments in shares of the Portfolios, at cost	$7,854,588	$12,219,364	$16,551,406	$19,845	$2,579,406	$3,644,156

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$15,534	$2,889,152	$5,969,006	$330,518	$834,287	$1,865,012
Receivable for policy-related transactions	—	1,446	8,296	1,416	47	5,702

Total assets	15,534	2,890,598	5,977,302	331,934	834,334	1,870,714

Liabilities:
Payable for shares of the Portfolios purchased	—	1,446	8,232	1,416	—	5,666

Total liabilities	—	1,446	8,232	1,416	—	5,666

Net Assets	$15,534	$2,889,152	$5,969,070	$330,518	$834,334	$1,865,048

Net Assets:
Accumulation unit values	$15,529	$2,889,093	$5,969,070	$330,290	$834,334	$1,865,048
Retained by Equitable Financial in Variable Account K	5	59	—	228	—	—

Total Net Assets	$15,534	$2,889,152	$5,969,070	$330,518	$834,334	$1,865,048

Investments in shares of the Portfolios, at cost	$14,532	$2,643,544	$6,116,120	$321,265	$875,603	$2,049,789

The accompanying notes are an integral part of these financial statements.

FSA-18

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$14,494	$1,637	$57,844	$1,210,117	$1,265,687	$44,550
Receivable for policy-related transactions	3	—	731	46	228	708

Total assets	14,497	1,637	58,575	1,210,163	1,265,915	45,258

Liabilities:
Payable for shares of the Portfolios purchased	—	—	708	—	228	708

Total liabilities	—	—	708	—	228	708

Net Assets	$14,497	$1,637	$57,867	$1,210,163	$1,265,687	$44,550

Net Assets:
Accumulation unit values	$14,497	$1,584	$57,867	$1,210,163	$1,265,632	$44,050
Retained by Equitable Financial in Variable Account K	—	53	—	—	55	500

Total Net Assets	$14,497	$1,637	$57,867	$1,210,163	$1,265,687	$44,550

Investments in shares of the Portfolios, at cost	$12,567	$1,284	$48,679	$1,314,684	$1,375,219	$38,475

The accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON FORTY PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$10,310,139	$3,081,535	$4,215,869	$1,923,979	$25,444	$1,966,107
Receivable for policy-related transactions	25,525	100	—	38	—	—

Total assets	10,335,664	3,081,635	4,215,869	1,924,017	25,444	1,966,107

Liabilities:
Payable for shares of the Portfolios purchased	25,512	100	—	—	—	—
Payable for policy-related transactions	—	—	—	—	3,847	—

Total liabilities	25,512	100	—	—	3,847	—

Net Assets	$10,310,152	$3,081,535	$4,215,869	$1,924,017	$21,597	$1,966,107

Net Assets:
Accumulation unit values	$10,310,152	$3,081,494	$4,215,281	$1,924,017	$12,755	$1,964,912
Retained by Equitable Financial in Variable Account K	—	41	588	—	8,842	1,195

Total Net Assets	$10,310,152	$3,081,535	$4,215,869	$1,924,017	$21,597	$1,966,107

Investments in shares of the Portfolios, at cost	$10,454,458	$3,444,932	$3,968,178	$1,561,410	$21,315	$1,860,295

The accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$207,588	$683	$707,016	$1,985,883	$111,898	$6,035,823
Receivable for policy-related transactions	—	—	—	4,626	—	16,212

Total assets	207,588	683	707,016	1,990,509	111,898	6,052,035

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	4,626	—	16,189

Total liabilities	—	—	—	4,626	—	16,189

Net Assets	$207,588	$683	$707,016	$1,985,883	$111,898	$6,035,846

Net Assets:
Accumulation unit values	$207,582	$683	$706,964	$1,985,858	$111,868	$6,035,846
Retained by Equitable Financial in Variable Account K	6	—	52	25	30	—

Total Net Assets	$207,588	$683	$707,016	$1,985,883	$111,898	$6,035,846

Investments in shares of the Portfolios, at cost	$190,486	$688	$620,074	$1,718,980	$120,367	$4,911,141

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$13,107,643	$2,779,356	$1,878,683	$14,558,308	$2,433,557	$3,187,643
Receivable for policy-related transactions	3,064	264	379	4,771	137	4,906

Total assets	13,110,707	2,779,620	1,879,062	14,563,079	2,433,694	3,192,549

Liabilities:
Payable for shares of the Portfolios purchased	3,065	261	350	4,771	137	4,838

Total liabilities	3,065	261	350	4,771	137	4,838

Net Assets	$13,107,642	$2,779,359	$1,878,712	$14,558,308	$2,433,557	$3,187,711

Net Assets:
Accumulation unit values	$13,105,077	$2,779,359	$1,878,712	$14,558,254	$2,432,692	$3,187,711
Retained by Equitable Financial in Variable Account K	2,565	—	—	54	865	—

Total Net Assets	$13,107,642	$2,779,359	$1,878,712	$14,558,308	$2,433,557	$3,187,711

Investments in shares of the Portfolios, at cost	$13,016,216	$2,676,924	$1,605,320	$12,132,503	$2,819,050	$3,266,634

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$808,729	$1,458,259	$1,382,233	$2,180,312	$2,968,486	$8,916,158
Receivable for policy-related transactions	282	—	147	—	4,553	6,529

Total assets	809,011	1,458,259	1,382,380	2,180,312	2,973,039	8,922,687

Liabilities:
Payable for shares of the Portfolios purchased	282	—	147	—	4,553	6,433

Total liabilities	282	—	147	—	4,553	6,433

Net Assets	$808,729	$1,458,259	$1,382,233	$2,180,312	$2,968,486	$8,916,254

Net Assets:
Accumulation unit values	$808,729	$1,458,259	$1,382,233	$2,180,296	$2,968,445	$8,916,254
Retained by Equitable Financial in Variable Account K	—	—	—	16	41	—

Total Net Assets	$808,729	$1,458,259	$1,382,233	$2,180,312	$2,968,486	$8,916,254

Investments in shares of the Portfolios, at cost	$791,997	$1,387,423	$1,282,668	$1,970,000	$2,400,620	$9,284,943

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL HARD ASSETS FUND	VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$973,700	$19,145	$3,280,808	$40,146
Receivable for policy-related transactions	1,728	—	2,544	708

Total assets	975,428	19,145	3,283,352	40,854

Liabilities:
Payable for shares of the Portfolios purchased	1,728	—	2,515	708

Total liabilities	1,728	—	2,515	708

Net Assets	$973,700	$19,145	$3,280,837	$40,146

Net Assets:
Accumulation unit values	$973,670	$18,886	$3,280,837	$40,146
Retained by Equitable Financial in Variable Account K	30	259	—	—

Total Net Assets	$973,700	$19,145	$3,280,837	$40,146

Investments in shares of the Portfolios, at cost	$1,121,995	$14,772	$3,512,217	$35,784

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	57,813

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	549,197

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	60,865

1290 VT ENERGY	IB	2,518

1290 VT EQUITY INCOME	IA	775,516
1290 VT EQUITY INCOME	IB	671,010

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	198,287

1290 VT GAMCO SMALL COMPANY VALUE	IB	663,905

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	98

1290 VT NATURAL RESOURCES	IB	956

1290 VT SMALL CAP VALUE	IB	700

1290 VT SMARTBETA EQUITY	IB	44,398

1290 VT SOCIALLY RESPONSIBLE	IA	460
1290 VT SOCIALLY RESPONSIBLE	IB	61,069

ALL ASSET GROWTH-ALT 20	IB	538,156

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	113,152

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	129,935

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	499,647

CHARTERSM MULTI-SECTOR BOND	B	753,249

CHARTERSM SMALL CAP GROWTH	B	198,456

CHARTERSM SMALL CAP VALUE	B	77,722

EQ/400 MANAGED VOLATILITY	IB	52,171

EQ/500 MANAGED VOLATILITY	IB	161,043

EQ/2000 MANAGED VOLATILITY	IB	75,669

EQ/AB SMALL CAP GROWTH	IA	273
EQ/AB SMALL CAP GROWTH	IB	585,523

EQ/AGGRESSIVE ALLOCATION	B	2,944,465

EQ/AMERICAN CENTURY MID CAP VALUE	IB	513,234

EQ/BALANCED STRATEGY	IB	2,386,796

EQ/BLACKROCK BASIC VALUE EQUITY	IB	709,276

EQ/CAPITAL GUARDIAN RESEARCH	IA	2,176
EQ/CAPITAL GUARDIAN RESEARCH	IB	110,180

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	753,951

EQ/COMMON STOCK INDEX	IA	27,669
EQ/COMMON STOCK INDEX	IB	1,446,059

EQ/CONSERVATIVE ALLOCATION	B	394,395

EQ/CONSERVATIVE GROWTH STRATEGY	IB	670,363

EQ/CONSERVATIVE STRATEGY	IB	214,752

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,653
EQ/CONSERVATIVE-PLUS ALLOCATION	B	695,579

EQ/CORE BOND INDEX	IA	435,844
EQ/CORE BOND INDEX	IB	770,770

EQ/EMERGING MARKETS EQUITY PLUS	IB	1,357

EQ/EQUITY 500 INDEX	IB	1,532,267

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO	IB	250,332
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO	K	47,730

EQ/FRANKLIN RISING DIVIDENDS	IB	332,697

EQ/FRANKLIN STRATEGIC INCOME	IB	807,769

EQ/GLOBAL BOND PLUS	IB	326,570

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	534,819

EQ/GOLDMAN SACHS MID CAP VALUE	IB	119,118

EQ/GROWTH STRATEGY	IB	2,885,088

EQ/INTERMEDIATE GOVERNMENT BOND	IA	455,201
EQ/INTERMEDIATE GOVERNMENT BOND	IB	138,411

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	430,834

EQ/INTERNATIONAL EQUITY INDEX	IA	563,578
EQ/INTERNATIONAL EQUITY INDEX	IB	1,132,148

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	107,078

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	39,372
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	323,261

EQ/INVESCO COMSTOCK	IB	250,410

EQ/INVESCO GLOBAL REAL ESTATE	IB	431,143

EQ/INVESCO INTERNATIONAL GROWTH	IB	148,093

EQ/JANUS ENTERPRISE	IA	28,078
EQ/JANUS ENTERPRISE	IB	427,874

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	55
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	498,891

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	287,269

EQ/LARGE CAP GROWTH INDEX	IB	696,564

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	10,200
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	313,688

EQ/LARGE CAP VALUE INDEX	IB	809,134

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	3,884
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	460,156

EQ/LAZARD EMERGING MARKETS EQUITY	IB	543,553

EQ/LOOMIS SAYLES GROWTH	IB	1,177,893

EQ/MFS INTERNATIONAL GROWTH	IB	1,817,354

EQ/MFS INTERNATIONAL VALUE	IB	693,900

EQ/MFS MID CAP FOCUSED GROWTH	IB	645,981

EQ/MFS UTILITIES SERIES	K	1,511

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MID CAP INDEX	IB	894,895

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	24,183
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	333,995

EQ/MODERATE ALLOCATION	A	572
EQ/MODERATE ALLOCATION	B	3,010,766

EQ/MODERATE GROWTH STRATEGY	IB	6,289,492

EQ/MODERATE-PLUS ALLOCATION	A	3,415
EQ/MODERATE-PLUS ALLOCATION	B	8,766,595

EQ/MONEY MARKET	IA	1,041,360
EQ/MONEY MARKET	IB	22,254,354

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	277

EQ/OPPENHEIMER GLOBAL	IB	207

EQ/PIMCO GLOBAL REAL RETURN	IB	839

EQ/PIMCO REAL RETURN	IB	491,863

EQ/PIMCO TOTAL RETURN	IB	1,285,143

EQ/PIMCO ULTRA SHORT BOND	IA	1,121,431
EQ/PIMCO ULTRA SHORT BOND	IB	438,403

EQ/QUALITY BOND PLUS	IA	1,936

EQ/QUALITY BOND PLUS	IB	319,205

EQ/SCIENCE AND TECHNOLOGY	IB	260,055

EQ/SMALL COMPANY INDEX	IA	104,412
EQ/SMALL COMPANY INDEX	IB	987,856

EQ/T. ROWE PRICE GROWTH STOCK	IB	376,129

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	396

EQ/UBS GROWTH & INCOME	IB	273,921

EQ/WELLINGTON ENERGY	IB	708,163

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	1,020

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	22,373
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	110,896

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	188,000

FRANKLIN INCOME VIP FUND	CLASS 2	20,774

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	44,353

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	123,921

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	532

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	159

INVESCO V.I. HEALTH CARE FUND	SERIES I	1,913

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	101,862

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	76,246

INVESCO V.I. TECHNOLOGY FUND	SERIES I	1,636

IVY VIP HIGH INCOME	CLASS II	2,972,249

IVY VIP SMALL CAP GROWTH	CLASS II	351,172

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	49,331

JANUS HENDERSON FORTY PORTFOLIO	INSTITUTIONAL SHARES	43,352

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	450

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	121,967

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	6,236

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	57

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	21,575

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	89,173

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	14,570

MULTIMANAGER AGGRESSIVE EQUITY	IB	92,534

MULTIMANAGER CORE BOND	IA	835,382
MULTIMANAGER CORE BOND	IB	478,987

MULTIMANAGER MID CAP GROWTH	IB	285,583

MULTIMANAGER MID CAP VALUE	IB	125,724

MULTIMANAGER TECHNOLOGY	IB	491,392

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	374,970

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	118,017

TARGET 2025 ALLOCATION	B	69,982

TARGET 2035 ALLOCATION	B	116,430

TARGET 2045 ALLOCATION	B	108,677

TARGET 2055 ALLOCATION	B	172,614

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	277,170

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	558,307

TEMPLETON GROWTH VIP FUND	CLASS 2	89,330

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	1,265

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	138,834
VANECK VIP GLOBAL HARD ASSETS FUND	INITIAL CLASS	39,165

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	INITIAL CLASS	4,609

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$109.81	1
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$151.05	4,520

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$139.50	46,762

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$102.76	23
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$109.38	5,616

1290 VT ENERGY	0.00%	IB	$103.34	143

1290 VT EQUITY INCOME	0.00%	IA	$40.21	85,786
1290 VT EQUITY INCOME	0.00%	IB	$112.10	45
1290 VT EQUITY INCOME	0.00%	IB	$283.57	10,592

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$103.24	5
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$197.64	12,090

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$100.69	18,510
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$109.38	357
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$458.78	82,380

1290 VT LOW VOLATILITY GLOBAL EQUITY	0.00%	IB	$106.66	12

1290 VT NATURAL RESOURCES	0.00%	IB	$102.67	71

1290 VT SMALL CAP VALUE	0.00%	IB	$109.04	68

1290 VT SMARTBETA EQUITY	0.00%	IB	$109.26	105
1290 VT SMARTBETA EQUITY	0.00%	IB	$150.28	4,183

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$24.08	272
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$112.96	64
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$267.51	3,159

ALL ASSET GROWTH-ALT 20	0.00%	IB	$23.79	627
ALL ASSET GROWTH-ALT 20	0.00%	IB	$107.99	44
ALL ASSET GROWTH-ALT 20	0.00%	IB	$183.25	61,319

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$112.98	255
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$171.78	17,064

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$112.99	62
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.11	23,237

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$49.90	597,861

CHARTERSM MULTI-SECTOR BOND	0.00%	B	$154.29	18,875

CHARTERSM SMALL CAP GROWTH	0.00%	B	$29.71	4,741
CHARTERSM SMALL CAP GROWTH	0.00%	B	$306.19	8,541

CHARTERSM SMALL CAP VALUE	0.00%	B	$383.11	3,675

EQ/400 MANAGED VOLATILITY	0.00%	IB	$239.80	4,737

EQ/500 MANAGED VOLATILITY	0.00%	IB	$278.21	15,780

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$222.87	7,005

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/AB SMALL CAP GROWTH	0.00%	IA	$39.46	126
EQ/AB SMALL CAP GROWTH	0.00%	IB	$108.05	256
EQ/AB SMALL CAP GROWTH	0.00%	IB	$533.87	18,076

EQ/AGGRESSIVE ALLOCATION	0.00%	B	$110.39	89
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$293.12	115,495

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$111.88	194
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$280.16	42,260

EQ/BALANCED STRATEGY	0.00%	IB	$180.48	212,427

EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$110.09	151
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$585.44	28,479

EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$30.04	1,896
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IB	$425.90	6,782

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$112.31	46
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$355.63	27,581

EQ/COMMON STOCK INDEX	0.00%	IA	$43.14	23,523
EQ/COMMON STOCK INDEX	0.00%	IB	$112.91	1,090
EQ/COMMON STOCK INDEX	0.00%	IB	$275.63	190,724

EQ/CONSERVATIVE ALLOCATION	0.00%	B	$103.75	2
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$173.64	21,378

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$166.29	59,790

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$140.14	18,935

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$15.70	1,025
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$105.73	147
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.31	33,579

EQ/CORE BOND INDEX	0.00%	IA	$16.99	252,650
EQ/CORE BOND INDEX	0.00%	IB	$102.26	1,079
EQ/CORE BOND INDEX	0.00%	IB	$152.00	50,483

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$112.00	121

EQ/EQUITY 500 INDEX	0.00%	IB	$113.39	3,521
EQ/EQUITY 500 INDEX	0.00%	IB	$307.67	251,430

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$277.75	35,911
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	K	$43.70	44,796

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$110.11	87
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$301.65	35,247

EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$102.87	206
EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$148.04	57,242

EQ/GLOBAL BOND PLUS	0.00%	IB	$143.93	20,972

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$387.83	24,677

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$111.66	66
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$238.65	9,606

EQ/GROWTH STRATEGY	0.00%	IB	$212.19	262,854

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$19.17	246,567
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.50	7,774
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$177.80	1,562

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$110.04	43
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$187.96	25,557

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$16.44	338,179
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$109.96	172
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$166.32	65,925

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$146.58	9,990

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$21.15	25,007
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$200.10	21,701

EQ/INVESCO COMSTOCK	0.00%	IB	$112.38	14
EQ/INVESCO COMSTOCK	0.00%	IB	$269.33	16,634

EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$106.43	347
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$201.75	35,584

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$182.19	32,841

EQ/JANUS ENTERPRISE	0.00%	IA	$47.97	12,549
EQ/JANUS ENTERPRISE	0.00%	IB	$110.39	52
EQ/JANUS ENTERPRISE	0.00%	IB	$391.15	23,063

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$21.24	48
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$113.69	406
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$417.39	22,275

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$112.90	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$278.82	11,598

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$114.65	162
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$297.69	37,663

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$36.53	10,069
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$113.71	185
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$575.22	19,021

EQ/LARGE CAP VALUE INDEX	0.00%	IB	$111.43	114
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$157.29	47,086

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$33.28	2,136
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$268.88	31,069

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$128.64	92,937

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$32.65	9,303
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$110.70	137
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$441.42	24,079

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$27.46	180,303
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$111.28	263
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$286.53	34,902

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$109.49	524
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$249.69	84,999

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$111.43	412
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$316.58	30,511

EQ/MFS UTILITIES SERIES	0.00%	K	$68.07	786

EQ/MID CAP INDEX	0.00%	IB	$109.96	570
EQ/MID CAP INDEX	0.00%	IB	$323.53	39,657

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$30.79	12,939
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$110.97	11
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$439.29	12,367

EQ/MODERATE ALLOCATION	0.00%	A	$15.95	504
EQ/MODERATE ALLOCATION	0.00%	B	$106.62	1,355
EQ/MODERATE ALLOCATION	0.00%	B	$223.88	186,795

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$195.92	570,179

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$17.17	2,204
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$108.52	1,327
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$261.46	371,296

EQ/MONEY MARKET	0.00%	IA	$11.80	88,323
EQ/MONEY MARKET	0.00%	IB	$100.94	5,517
EQ/MONEY MARKET	0.00%	IB	$135.73	159,860

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$105.37	27

EQ/OPPENHEIMER GLOBAL	0.00%	IB	$113.06	39

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$101.00	82

EQ/PIMCO REAL RETURN	0.00%	IB	$102.52	127
EQ/PIMCO REAL RETURN	0.00%	IB	$133.54	45,677

EQ/PIMCO TOTAL RETURN	0.00%	IB	$103.13	252
EQ/PIMCO TOTAL RETURN	0.00%	IB	$141.12	99,966

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$14.99	736,437
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$101.48	19
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.42	33,921

EQ/QUALITY BOND PLUS	0.00%	IA	$12.27	1,363
EQ/QUALITY BOND PLUS	0.00%	IB	$183.40	15,029

EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$248.17	38,541

EQ/SMALL COMPANY INDEX	0.00%	IA	$23.06	49,674
EQ/SMALL COMPANY INDEX	0.00%	IB	$111.20	420
EQ/SMALL COMPANY INDEX	0.00%	IB	$416.26	25,946

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$44.76	816
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$112.43	1,089
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$384.64	52,449

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$115.23	181

EQ/UBS GROWTH & INCOME	0.00%	IB	$328.67	8,394

EQ/WELLINGTON ENERGY	0.00%	IB	$73.35	37,236

FIDELITY® VIP ASSET MANAGER PORTFOLIO	0.00%	INITIAL CLASS	$25.56	608

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$31.25	15,869
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$114.65	91
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$285.41	8,348

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$108.38	367
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$232.32	25,522

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$19.06	17,327

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$213.16	3,914

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$115.97	79
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$244.88	7,579

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$16.80	863

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$20.93	76

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$42.74	1,354

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$199.75	6,058

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$221.26	5,720

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$41.97	1,050

IVY VIP HIGH INCOME	0.00%	CLASS II	$103.21	669
IVY VIP HIGH INCOME	0.00%	CLASS II	$133.06	76,967

IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$104.11	38
IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$237.38	12,964

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$30.25	139,352

JANUS HENDERSON FORTY PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$38.94	49,405

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$19.22	664

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$37.80	51,980

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$23.72	8,752

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$104.15	7

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$286.39	2,469

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.48	5,850

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING

MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$35.37	3,163

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$112.86	36
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$264.88	22,772

MULTIMANAGER CORE BOND	0.00%	IA	$15.62	532,561
MULTIMANAGER CORE BOND	0.00%	IB	$197.36	24,244

MULTIMANAGER MID CAP GROWTH	0.00%	IB	$536.78	5,178

MULTIMANAGER MID CAP VALUE	0.00%	IB	$328.00	5,728

MULTIMANAGER TECHNOLOGY	0.00%	IB	$112.34	297
MULTIMANAGER TECHNOLOGY	0.00%	IB	$810.86	17,913

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$69.65	34,916
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$106.63	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$111.84	5
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$239.36	13,315

TARGET 2025 ALLOCATION	0.00%	B	$130.82	6,182

TARGET 2035 ALLOCATION	0.00%	B	$135.58	10,756

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

TARGET 2045 ALLOCATION	0.00%	B	$138.88	9,953

TARGET 2055 ALLOCATION	0.00%	B	$144.67	15,070

TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$116.69	99
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$138.90	21,288

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$100.39	284
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$129.62	68,569

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$178.02	5,469

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$33.69	561

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$66.70	38,011
VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	INITIAL CLASS	$30.58	24,389

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$23.86	1,682

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements

FSA-34

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*(a)	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$24,160	$125,067	$16,693	$328	$140,377	$98,055

Net Investment Income (Loss)	24,160	125,067	16,693	328	140,377	98,055

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,002	8,674	610	5	(1,434,555)	(1,440)
Net realized gain distribution from the Portfolios	9,540	202,082	—	—	82,447	38,027

Net realized gain (loss)	11,542	210,756	610	5	(1,352,108)	36,587

Net change in unrealized appreciation (depreciation) of investments	69,932	577,849	11,399	590	2,590,799	51,802

Net Realized and Unrealized Gain (Loss) on Investments	81,474	788,605	12,009	595	1,238,691	88,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,634	$913,672	$28,702	$923	$1,379,068	$186,444

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-35

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$223,958	$—	$95	$2	$6,550	$7,203

Net Investment Income (Loss)	223,958	—	95	2	6,550	7,203

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	870,778	—	3	1	5,130	13,492
Net realized gain distribution from the Portfolios	988,705	—	—	11	8,126	12,143

Net realized gain (loss)	1,859,483	—	3	12	13,256	25,635

Net change in unrealized appreciation (depreciation) of investments	4,951,419	12	199	371	66,946	121,109

Net Realized and Unrealized Gain (Loss) on Investments	6,810,902	12	202	383	80,202	146,744

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,034,860	$12	$297	$385	$86,752	$153,947

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-36

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BNY MELLON STOCK INDEX FUND, INC.	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$182,524	$171	$21,910	$473,283	$60,331	$50,843

Net Investment Income (Loss)	182,524	171	21,910	473,283	60,331	50,843

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,076	(384)	42,108	4,794,738	(3,136)	52,966
Net realized gain distribution from the Portfolios	408,449	128,806	96,037	1,356,616	—	251,929

Net realized gain (loss)	457,525	128,422	138,145	6,151,354	(3,136)	304,895

Net change in unrealized appreciation (depreciation) of investments	1,101,503	427,109	470,317	494,155	126,092	262,618

Net Realized and Unrealized Gain (Loss) on Investments	1,559,028	555,531	608,462	6,645,509	122,956	567,513

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,741,552	$555,702	$630,372	$7,118,792	$183,287	$618,356

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-37

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CHARTERSM SMALL CAP VALUE*	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,286	$10,644	$61,667	$13,498	$15,615	$498,280

Net Investment Income (Loss)	6,286	10,644	61,667	13,498	15,615	498,280

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	22,258	8,082	38,276	2,877	30,656	137,398
Net realized gain distribution from the Portfolios	47,083	29,081	74,371	61,263	911,581	2,467,750

Net realized gain (loss)	69,341	37,163	112,647	64,140	942,237	2,605,148

Net change in unrealized appreciation (depreciation) of investments	197,303	157,245	749,134	206,451	958,623	3,614,422

Net Realized and Unrealized Gain (Loss) on Investments	266,644	194,408	861,781	270,591	1,900,860	6,219,570

Net Increase (Decrease) in Net Assets Resulting from Operations	$272,930	$205,052	$923,448	$284,089	$1,916,475	$6,717,850

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-38

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/ CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$198,176	$556,859	$301,613	$15,462	$2,536	$711,863

Net Investment Income (Loss)	198,176	556,859	301,613	15,462	2,536	711,863

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	19,517	277,995	533,622	82,996	79,766	1,035,476
Net realized gain distribution from the Portfolios	—	660,678	747,519	318,701	604,922	2,239,809

Net realized gain (loss)	19,517	938,673	1,281,141	401,697	684,688	3,275,285

Net change in unrealized appreciation (depreciation) of investments	2,152,497	3,548,763	1,537,919	293,452	1,832,150	7,355,543

Net Realized and Unrealized Gain (Loss) on Investments	2,172,014	4,487,436	2,819,060	695,149	2,516,838	10,630,828

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,370,190	$5,044,295	$3,120,673	$710,611	$2,519,374	$11,342,691

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-39

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/ CONSERVATIVE ALLOCATION*	EQ/ CONSERVATIVE GROWTH STRATEGY*	EQ/ CONSERVATIVE STRATEGY*	EQ/ CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$60,966	$143,847	$39,470	$105,503	$226,414	$188

Net Investment Income (Loss)	60,966	143,847	39,470	105,503	226,414	188

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(16,056)	159,032	17,051	(4,342)	(58,760)	—
Net realized gain distribution from the Portfolios	76,688	128,170	14,896	248,440	—	—

Net realized gain (loss)	60,632	287,202	31,947	244,098	(58,760)	—

Net change in unrealized appreciation (depreciation) of investments	201,225	723,813	146,459	478,345	486,428	403

Net Realized and Unrealized Gain (Loss) on Investments	261,857	1,011,015	178,406	722,443	427,668	403

Net Increase (Decrease) in Net Assets Resulting from Operations	$322,823	$1,154,862	$217,876	$827,946	$654,082	$591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-40

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,115,425	$108,724	$106,900	$331,915	$24,586	$120,848

Net Investment Income (Loss)	1,115,425	108,724	106,900	331,915	24,586	120,848

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,043,383	(198,783)	52,509	13,647	(17,506)	355,183
Net realized gain distribution from the Portfolios	1,389,026	—	33,473	116,003	19,350	257,624

Net realized gain (loss)	2,432,409	(198,783)	85,982	129,650	1,844	612,807

Net change in unrealized appreciation (depreciation) of investments	12,763,710	3,013,049	2,110,242	138,283	147,557	1,249,933

Net Realized and Unrealized Gain (Loss) on Investments	15,196,119	2,814,266	2,196,224	267,933	149,401	1,862,740

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,311,544	$2,922,990	$2,303,124	$599,848	$173,987	$1,983,588

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-41

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,334	$811,460	$95,902	$90,258	$439,261	$32,068

Net Investment Income (Loss)	18,334	811,460	95,902	90,258	439,261	32,068

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,549	259,817	58,347	21,677	31,201	1,688
Net realized gain distribution from the Portfolios	32,849	956,779	—	84,847	—	3,282

Net realized gain (loss)	41,398	1,216,596	58,347	106,524	31,201	4,970

Net change in unrealized appreciation (depreciation) of investments	433,139	6,936,367	114,134	672,035	2,358,727	198,149

Net Realized and Unrealized Gain (Loss) on Investments	474,537	8,152,963	172,481	778,559	2,389,928	203,119

Net Increase (Decrease) in Net Assets Resulting from Operations	$492,871	$8,964,423	$268,383	$868,817	$2,829,189	$235,187

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-42

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$105,617	$88,895	$310,195	$92,819	$1,546	$103,788

Net Investment Income (Loss)	105,617	88,895	310,195	92,819	1,546	103,788

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	87,861	175,735	37,385	23,178	70,705	63,757
Net realized gain distribution from the Portfolios	101,866	184,883	293,377	97,914	577,623	115,216

Net realized gain (loss)	189,727	360,618	330,762	121,092	648,328	178,973

Net change in unrealized appreciation (depreciation) of investments	629,955	518,924	575,469	1,001,292	1,883,455	1,511,574

Net Realized and Unrealized Gain (Loss) on Investments	819,682	879,542	906,231	1,122,384	2,531,783	1,690,547

Net Increase (Decrease) in Net Assets Resulting from Operations	$925,299	$968,437	$1,216,426	$1,215,203	$2,533,329	$1,794,335

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,928	$64,319	$44,664	$155,027	$155,380	$295,591

Net Investment Income (Loss)	38,928	64,319	44,664	155,027	155,380	295,591

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	230,967	115,500	160,676	117,255	215,043	19,023
Net realized gain distribution from the Portfolios	201,441	744,611	856,827	380,375	488,396	113,307

Net realized gain (loss)	432,408	860,111	1,017,503	497,630	703,439	132,330

Net change in unrealized appreciation (depreciation) of investments	376,189	1,839,484	1,755,344	770,219	864,152	1,351,951

Net Realized and Unrealized Gain (Loss) on Investments	808,597	2,699,595	2,772,847	1,267,849	1,567,591	1,484,281

Net Increase (Decrease) in Net Assets Resulting from Operations	$847,525	$2,763,914	$2,817,511	$1,422,876	$1,722,971	$1,779,872

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-44

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,669	$172,949	$133,466	$1,287	$1,512	$136,100

Net Investment Income (Loss)	2,669	172,949	133,466	1,287	1,512	136,100

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	317,578	365,302	50,553	41,839	159	132,783
Net realized gain distribution from the Portfolios	576,411	423,390	47,821	34,759	69	490,576

Net realized gain (loss)	893,989	788,692	98,374	76,598	228	623,359

Net change in unrealized appreciation (depreciation) of investments	1,546,781	2,060,472	3,767,317	2,134,316	8,936	1,608,094

Net Realized and Unrealized Gain (Loss) on Investments	2,440,770	2,849,164	3,865,691	2,210,914	9,164	2,231,453

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,443,439	$3,022,113	$3,999,157	$2,212,201	$10,676	$2,367,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-45

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$76,938	$657,154	$1,617,529	$1,460,137	$216,514	$—

Net Investment Income (Loss)	76,938	657,154	1,617,529	1,460,137	216,514	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	151,638	49,304	653,853	1,263,440	24	—
Net realized gain distribution from the Portfolios	317,465	1,889,203	2,456,938	5,767,442	701	244

Net realized gain (loss)	469,103	1,938,507	3,110,791	7,030,882	725	244

Net change in unrealized appreciation (depreciation) of investments	670,373	3,080,674	11,740,789	7,963,049	(478)	(159)

Net Realized and Unrealized Gain (Loss) on Investments	1,139,476	5,019,181	14,851,580	14,993,931	247	85

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,216,414	$5,676,335	$16,469,109	$16,454,068	$216,761	$85

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-46

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/ OPPENHEIMER GLOBAL*(a)	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10	$—	$119,328	$279,575	$344,300	$43,493

Net Investment Income (Loss)	10	—	119,328	279,575	344,300	43,493

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6	—	26,721	42,436	40,930	(9,514)
Net realized gain distribution from the Portfolios	—	—	64,108	314,513	—	—

Net realized gain (loss)	6	—	90,829	356,949	40,930	(9,514)

Net change in unrealized appreciation (depreciation) of investments	190	(22)	245,206	390,203	(19,606)	112,268

Net Realized and Unrealized Gain (Loss) on Investments	196	(22)	336,035	747,152	21,324	102,754

Net Increase (Decrease) in Net Assets Resulting from Operations	$206	$(22)	$455,363	$1,026,727	$365,624	$146,247

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-47

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/SCIENCE AND TECHNOLOGY*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*(a)	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$902	$124,150	$—	$—	$12,545	$26,368

Net Investment Income (Loss)	902	124,150	—	—	12,545	26,368

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	128,554	286,994	1,502,485	3	7,059	(88,863)
Net realized gain distribution from the Portfolios	186,776	714,301	450,261	—	69,537	—

Net realized gain (loss)	315,330	1,001,295	1,952,746	3	76,596	(88,863)

Net change in unrealized appreciation (depreciation) of investments	2,395,921	1,370,546	2,528,374	976	611,201	94,547

Net Realized and Unrealized Gain (Loss) on Investments	2,711,251	2,371,841	4,481,120	979	687,797	5,684

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,712,153	$2,495,991	$4,481,120	$979	$700,342	$32,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-48

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$265	$89,738	$36,534	$16,826	$13,476	$15,740

Net Investment Income (Loss)	265	89,738	36,534	16,826	13,476	15,740

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(26)	28,893	(57,965)	449	(14,086)	(26,037)
Net realized gain distribution from the Portfolios	306	216,713	513,328	5,085	72,058	250,755

Net realized gain (loss)	280	245,606	455,363	5,534	57,972	224,718

Net change in unrealized appreciation (depreciation) of investments	1,444	323,316	508,965	23,436	70,617	108,101

Net Realized and Unrealized Gain (Loss) on Investments	1,724	568,922	964,328	28,970	128,589	332,819

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,989	$658,660	$1,000,862	$45,796	$142,065	$348,559

The accompanying notes are an integral part of these financial statements.

FSA-49

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$394	$23	$22	$2,416	$—	$—

Net Investment Income (Loss)	394	23	22	2,416	—	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	617,529	61	6	(13,450)	(19,782)	138
Net realized gain distribution from the Portfolios	731	113	1,210	123,936	141,671	3,431

Net realized gain (loss)	618,260	174	1,216	110,486	121,889	3,569

Net change in unrealized appreciation (depreciation) of investments	(565,873)	169	12,885	122,657	109,073	8,130

Net Realized and Unrealized Gain (Loss) on Investments	52,387	343	14,101	233,143	230,962	11,699

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,781	$366	$14,123	$235,559	$230,962	$11,699

The accompanying notes are an integral part of these financial statements.

FSA-50

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON FORTY PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$552,969	$—	$5,828	$2,643	$233	$20,590

Net Investment Income (Loss)	552,969	—	5,828	2,643	233	20,590

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(48,177)	(64,781)	492,931	5,414	24	(231,392)
Net realized gain distribution from the Portfolios	—	220,773	164,207	137,811	1,377	102,617

Net realized gain (loss)	(48,177)	155,992	657,138	143,225	1,401	(128,775)

Net change in unrealized appreciation (depreciation) of investments	377,712	353,897	173,764	384,822	4,125	528,179

Net Realized and Unrealized Gain (Loss) on Investments	329,535	509,889	830,902	528,047	5,526	399,404

Net Increase (Decrease) in Net Assets Resulting from Operations	$882,504	$509,889	$836,730	$530,690	$5,759	$419,994

The accompanying notes are an integral part of these financial statements.

FSA-51

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,832	$7	$2,954	$4,792	$5,741	$43,617

Net Investment Income (Loss)	3,832	7	2,954	4,792	5,741	43,617

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,189)	—	840	14,723	(145)	161,679
Net realized gain distribution from the Portfolios	—	—	35,963	110,622	—	489,745

Net realized gain (loss)	(1,189)	—	36,803	125,345	(145)	651,424

Net change in unrealized appreciation (depreciation) of investments	43,706	(5)	118,297	304,371	8,344	709,022

Net Realized and Unrealized Gain (Loss) on Investments	42,517	(5)	155,100	429,716	8,199	1,360,446

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,349	$2	$158,054	$434,508	$13,940	$1,404,063

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-52

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$271,743	$—	$24,925	$20,231	$96,408	$55,616

Net Investment Income (Loss)	271,743	—	24,925	20,231	96,408	55,616

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(310,202)	(1,161)	219,764	718,025	(91,057)	(8,449)
Net realized gain distribution from the Portfolios	107,791	218,395	137,231	1,228,874	—	187,281

Net realized gain (loss)	(202,411)	217,234	356,995	1,946,899	(91,057)	178,832

Net change in unrealized appreciation (depreciation) of investments	853,677	412,361	59,066	1,780,676	228,364	346,452

Net Realized and Unrealized Gain (Loss) on Investments	651,266	629,595	416,061	3,727,575	137,307	525,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$923,009	$629,595	$440,986	$3,747,806	$233,715	$580,900

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,782	$21,422	$19,791	$28,926	$24,625	$567,457

Net Investment Income (Loss)	12,782	21,422	19,791	28,926	24,625	567,457

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,499	1,755	13,932	16,212	25,216	(29,782)
Net realized gain distribution from the Portfolios	20,691	32,596	34,986	—	—	—

Net realized gain (loss)	27,190	34,351	48,918	16,212	25,216	(29,782)

Net change in unrealized appreciation (depreciation) of investments	29,979	129,599	162,716	319,591	537,850	(382,787)

Net Realized and Unrealized Gain (Loss) on Investments	57,169	163,950	211,634	335,803	563,066	(412,569)

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,951	$185,372	$231,425	$364,729	$587,691	$154,888

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-54

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL HARD ASSETS FUND	VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,625	$77	$—	$123

Net Investment Income (Loss)	20,625	77	—	123

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(9,804)	(3,428)	(413,556)	(195,063)
Net realized gain distribution from the Portfolios	141,685	382	—	—

Net realized gain (loss)	131,881	(3,046)	(413,556)	(195,063)

Net change in unrealized appreciation (depreciation) of investments	(45,734)	33,687	736,810	211,054

Net Realized and Unrealized Gain (Loss) on Investments	86,147	30,641	323,254	15,991

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,772	$30,718	$323,254	$16,114

The accompanying notes are an integral part of these financial statements.

FSA-55

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$24,160	$9,456	$125,067	$83,406	$16,693	$8,732
Net realized gain (loss)	11,542	10,219	210,756	116,088	610	(589)
Net change in unrealized appreciation (depreciation) of investments	69,932	(43,160)	577,849	(410,948)	11,399	(8,274)

Net increase (decrease) in net assets resulting from operations	105,634	(23,485)	913,672	(211,454)	28,702	(131)

From Contractowners Transactions:
Payments received from contractowners	181,634	81,410	1,602,856	1,742,044	268,328	206,215
Transfers between Variable Investment Options including guaranteed interest account, net	68,692	130,523	(76,476)	(128,388)	36,178	34,177
Redemptions for contract benefits and terminations	(4,354)	—	(58,061)	(94,388)	(227)	(2)
Contract maintenance charges	(50,899)	(30,823)	(645,312)	(626,425)	(31,020)	(17,461)

Net increase (decrease) in net assets resulting from contractowners transactions	195,073	181,110	823,007	892,843	273,259	222,929

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	1,087	—	—	—

Net Increase (Decrease) in Net Assets	300,707	157,625	1,737,766	681,389	301,961	222,798
Net Assets — Beginning of Year or Period	382,087	224,462	4,786,434	4,105,045	314,606	91,808

Net Assets — End of Year or Period	$682,794	$382,087	$6,524,200	$4,786,434	$616,567	$314,606

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT ENERGY*(a)	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$328	$140,377	$177,891	$98,055	$32,228
Net realized gain (loss)	5	(1,352,108)	2,563,834	36,587	59,108
Net change in unrealized appreciation (depreciation) of investments	590	2,590,799	(3,809,784)	51,802	(195,771)

Net increase (decrease) in net assets resulting from operations	923	1,379,068	(1,068,059)	186,444	(104,435)

From Contractowners Transactions:
Payments received from contractowners	14,200	447,573	491,064	420,893	600,240
Transfers between Variable Investment Options including guaranteed interest account, net	—	(2,669,806)	(78,969)	(110,059)	(36,692)
Redemptions for contract benefits and terminations	—	(164,548)	(664,021)	(47,149)	(78,860)
Contract maintenance charges	(383)	(310,071)	(408,053)	(174,026)	(160,154)

Net increase (decrease) in net assets resulting from contractowners transactions	13,817	(2,696,852)	(659,979)	89,659	324,534

Net Increase (Decrease) in Net Assets	14,740	(1,317,784)	(1,728,038)	276,103	220,099
Net Assets — Beginning of Year or Period	—	7,776,141	9,504,179	2,114,316	1,894,217

Net Assets — End of Year or Period	$14,740	$6,458,357	$7,776,141	$2,390,419	$2,114,316

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-57

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)
	2019	2018	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$223,958	$191,900	$—	$95
Net realized gain (loss)	1,859,483	2,077,495	—	3
Net change in unrealized appreciation (depreciation) of investments	4,951,419	(7,619,558)	12	199

Net increase (decrease) in net assets resulting from operations	7,034,860	(5,350,163)	12	297

From Contractowners Transactions:
Payments received from contractowners	8,234,156	8,132,898	1,268	7,293
Transfers between Variable Investment Options including guaranteed interest account, net	(1,807,132)	(453,577)	—	—
Redemptions for contract benefits and terminations	(800,359)	(718,164)	—	—
Contract maintenance charges	(2,455,516)	(2,179,871)	(23)	(252)

Net increase (decrease) in net assets resulting from contractowners transactions	3,171,149	4,781,286	1,245	7,041

Net Increase (Decrease) in Net Assets	10,206,009	(568,877)	1,257	7,338
Net Assets — Beginning of Year or Period	29,562,569	30,131,446	—	—

Net Assets — End of Year or Period	$39,768,578	$29,562,569	$1,257	$7,338

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-58

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$6,550	$2,403	$7,203	$5,173
Net realized gain (loss)	12	13,256	7,902	25,635	14,571
Net change in unrealized appreciation (depreciation) of investments	371	66,946	(22,258)	121,109	(58,447)

Net increase (decrease) in net assets resulting from operations	385	86,752	(11,953)	153,947	(38,703)

From Contractowners Transactions:
Payments received from contractowners	7,174	226,634	128,096	92,443	64,190
Transfers between Variable Investment Options including guaranteed interest account, net	—	164,693	63,994	144,656	193,031
Redemptions for contract benefits and terminations	—	(174)	(1,844)	(874)	(2,851)
Contract maintenance charges	(125)	(41,451)	(19,052)	(30,751)	(26,200)

Net increase (decrease) in net assets resulting from contractowners transactions	7,049	349,702	171,194	205,474	228,170

Net Increase (Decrease) in Net Assets	7,434	436,454	159,241	359,421	189,467
Net Assets — Beginning of Year or Period	—	203,697	44,456	499,357	309,890

Net Assets — End of Year or Period	$7,434	$640,151	$203,697	$858,778	$499,357

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-59

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALL ASSET GROWTH- ALT 20*		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$182,524	$171,274	$171	$288	$21,910	$12,588
Net realized gain (loss)	457,525	376,589	128,422	69,529	138,145	45,226
Net change in unrealized appreciation (depreciation) of investments	1,101,503	(1,267,520)	427,109	(270,773)	470,317	(320,104)

Net increase (decrease) in net assets resulting from operations	1,741,552	(719,657)	555,702	(200,956)	630,372	(262,290)

From Contractowners Transactions:
Payments received from contractowners	2,488,105	2,431,943	1,057,564	700,933	1,151,483	816,663
Transfers between Variable Investment Options including guaranteed interest account, net	(350,674)	(314,614)	28,740	177,544	(147,114)	345,008
Redemptions for contract benefits and terminations	(427,236)	(133,007)	(16,767)	(18,321)	(23,175)	(13,708)
Contract maintenance charges	(979,068)	(915,165)	(206,398)	(137,492)	(203,899)	(144,141)

Net increase (decrease) in net assets resulting from contractowners transactions	731,127	1,069,157	863,139	722,664	777,295	1,003,822

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	(389)	—	—	—	—

Net Increase (Decrease) in Net Assets	2,472,679	349,111	1,418,841	521,708	1,407,667	741,532
Net Assets — Beginning of Year or Period	8,783,588	8,434,477	1,541,224	1,019,516	1,901,773	1,160,241

Net Assets — End of Year or Period	$11,256,267	$8,783,588	$2,960,065	$1,541,224	$3,309,440	$1,901,773

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	BNY MELLON STOCK INDEX FUND, INC.		CHARTERSM MULTI- SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$473,283	$367,963	$60,331	$59,817	$50,843	$75,207
Net realized gain (loss)	6,151,354	1,436,684	(3,136)	(8,918)	304,895	213,219
Net change in unrealized appreciation (depreciation) of investments	494,155	(2,702,754)	126,092	(60,175)	262,618	(398,516)

Net increase (decrease) in net assets resulting from operations	7,118,792	(898,107)	183,287	(9,276)	618,356	(110,090)

From Contractowners Transactions:
Payments received from contractowners	252,424	157,275	529,550	637,184	376,450	305,427
Transfers between Variable Investment Options including guaranteed interest account, net	4,224,497	(171,132)	(7,900)	(7,555)	224,685	(258)
Redemptions for contract benefits and terminations	(26,826)	(1,502,398)	(170,941)	(70,935)	(51,704)	(33,422)
Contract maintenance charges	(849,499)	(589,271)	(246,968)	(238,035)	(144,830)	(115,912)

Net increase (decrease) in net assets resulting from contractowners transactions	3,600,596	(2,105,526)	103,741	320,659	404,601	155,835

Net Increase (Decrease) in Net Assets	10,719,388	(3,003,633)	287,028	311,383	1,022,957	45,745
Net Assets — Beginning of Year or Period	19,234,458	22,238,091	2,625,589	2,314,206	1,784,797	1,739,052

Net Assets — End of Year or Period	$29,953,846	$19,234,458	$2,912,617	$2,625,589	$2,807,754	$1,784,797

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM SMALL CAP VALUE*		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,286	$15,640	$10,644	$8,425	$61,667	$35,808
Net realized gain (loss)	69,341	52,580	37,163	92,682	112,647	132,593
Net change in unrealized appreciation (depreciation) of investments	197,303	(230,990)	157,245	(205,252)	749,134	(367,406)

Net increase (decrease) in net assets resulting from operations	272,930	(162,770)	205,052	(104,145)	923,448	(199,005)

From Contractowners Transactions:
Payments received from contractowners	119,659	125,366	241,518	155,858	565,160	855,099
Transfers between Variable Investment Options including guaranteed interest account, net	15,888	6,435	12,165	(206,517)	348,736	43,717
Redemptions for contract benefits and terminations	(13,914)	(19,515)	(6,387)	(28,420)	(42,920)	(68,067)
Contract maintenance charges	(77,675)	(73,440)	(79,911)	(61,812)	(281,708)	(239,058)

Net increase (decrease) in net assets resulting from contractowners transactions	43,958	38,846	167,385	(140,891)	589,268	591,691

Net Increase (Decrease) in Net Assets	316,888	(123,924)	372,437	(245,036)	1,512,716	392,686
Net Assets — Beginning of Year or Period	1,091,574	1,215,498	763,395	1,008,431	2,877,373	2,484,687

Net Assets — End of Year or Period	$1,408,462	$1,091,574	$1,135,832	$763,395	$4,390,089	$2,877,373

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,498	$9,731	$15,615	$9,876	$498,280	$488,578
Net realized gain (loss)	64,140	85,160	942,237	1,282,219	2,605,148	2,119,561
Net change in unrealized appreciation (depreciation) of investments	206,451	(258,522)	958,623	(1,914,154)	3,614,422	(5,260,140)

Net increase (decrease) in net assets resulting from operations	284,089	(163,631)	1,916,475	(622,059)	6,717,850	(2,652,001)

From Contractowners Transactions:
Payments received from contractowners	290,201	331,487	1,920,798	1,575,374	2,534,957	2,613,604
Transfers between Variable Investment Options including guaranteed interest account, net	40,879	90,893	(24,788)	8,730	(375,111)	(340,653)
Redemptions for contract benefits and terminations	(35,545)	(19,240)	(113,316)	(195,752)	(916,615)	(1,311,499)
Contract maintenance charges	(108,886)	(90,631)	(561,942)	(451,601)	(1,574,980)	(1,727,024)

Net increase (decrease) in net assets resulting from contractowners transactions	186,649	312,509	1,220,752	936,751	(331,749)	(765,572)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	5	—	991

Net Increase (Decrease) in Net Assets	470,738	148,878	3,137,227	314,697	6,386,101	(3,416,582)
Net Assets — Beginning of Year or Period	1,090,511	941,633	6,545,529	6,230,832	27,478,620	30,895,202

Net Assets — End of Year or Period	$1,561,249	$1,090,511	$9,682,756	$6,545,529	$33,864,721	$27,478,620

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-63

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(b)(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$198,176	$45,283	$556,859	$401,579	$301,613	$231,909
Net realized gain (loss)	19,517	(5,420)	938,673	1,279,721	1,281,141	1,609,530
Net change in unrealized appreciation (depreciation) of investments	2,152,497	(909,426)	3,548,763	(3,070,257)	1,537,919	(2,966,651)

Net increase (decrease) in net assets resulting from operations	2,370,190	(869,563)	5,044,295	(1,388,957)	3,120,673	(1,125,212)

From Contractowners Transactions:
Payments received from contractowners	3,149,969	668,323	6,458,008	6,723,441	2,953,893	2,740,883
Transfers between Variable Investment Options including guaranteed interest account, net	(381,498)	7,937,304	(583,037)	(1,421,649)	(856,390)	(588,045)
Redemptions for contract benefits and terminations	(98,716)	(24,005)	(601,330)	(598,786)	(322,603)	(371,405)
Contract maintenance charges	(752,142)	(138,621)	(3,323,192)	(3,561,792)	(1,114,780)	(1,026,365)

Net increase (decrease) in net assets resulting from contractowners transactions	1,917,613	8,443,001	1,950,449	1,141,214	660,120	755,068

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	(47)	429	6,237	—	—	—

Net Increase (Decrease) in Net Assets	4,287,756	7,573,867	7,000,981	(247,743)	3,780,793	(370,144)
Net Assets — Beginning of Year or Period	7,573,867	—	31,344,457	31,592,200	12,909,056	13,279,200

Net Assets — End of Year or Period	$11,861,623	$7,573,867	$38,345,438	$31,344,457	$16,689,849	$12,909,056

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22,2018.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-64

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,462	$13,668	$2,536	$15,369	$711,863	$487,170
Net realized gain (loss)	401,697	350,436	684,688	824,171	3,275,285	2,624,041
Net change in unrealized appreciation (depreciation) of investments	293,452	(482,889)	1,832,150	(872,927)	7,355,543	(5,282,920)

Net increase (decrease) in net assets resulting from operations	710,611	(118,785)	2,519,374	(33,387)	11,342,691	(2,171,709)

From Contractowners Transactions:
Payments received from contractowners	462,005	567,485	1,141,154	1,202,179	13,272,735	12,617,446
Transfers between Variable Investment Options including guaranteed interest account, net	(104,052)	(71,305)	(1,074,240)	(381,792)	(595,135)	(1,052,511)
Redemptions for contract benefits and terminations	(85,663)	(92,666)	(243,691)	(180,382)	(714,114)	(621,449)
Contract maintenance charges	(180,393)	(160,064)	(546,254)	(534,737)	(3,853,114)	(2,798,371)

Net increase (decrease) in net assets resulting from contractowners transactions	91,897	243,450	(723,031)	105,268	8,110,372	8,145,115

Net Increase (Decrease) in Net Assets	802,508	124,665	1,796,343	71,881	19,453,063	5,973,406
Net Assets — Beginning of Year or Period	2,143,002	2,018,337	8,017,546	7,945,665	34,253,363	28,279,957

Net Assets — End of Year or Period	$2,945,510	$2,143,002	$9,813,889	$8,017,546	$53,706,426	$34,253,363

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$60,966	$56,202	$143,847	$107,263	$39,470	$30,550
Net realized gain (loss)	60,632	3,098	287,202	312,502	31,947	69,911
Net change in unrealized appreciation (depreciation) of investments	201,225	(106,638)	723,813	(698,671)	146,459	(134,235)

Net increase (decrease) in net assets resulting from operations	322,823	(47,338)	1,154,862	(278,906)	217,876	(33,774)

From Contractowners Transactions:
Payments received from contractowners	387,847	2,246,554	1,433,727	1,905,646	484,789	520,474
Transfers between Variable Investment Options including guaranteed interest account, net	(169,440)	(1,501,824)	514,104	345,821	(30,589)	(172,024)
Redemptions for contract benefits and terminations	(130,723)	(111,374)	(743,074)	(473,398)	(132,434)	(20,053)
Contract maintenance charges	(343,195)	(329,831)	(819,249)	(804,334)	(299,942)	(267,189)

Net increase (decrease) in net assets resulting from contractowners transactions	(255,511)	303,525	385,508	973,735	21,824	61,208

Net Increase (Decrease) in Net Assets	67,312	256,187	1,540,370	694,829	239,700	27,434
Net Assets — Beginning of Year or Period	3,645,189	3,389,002	8,401,996	7,707,167	2,413,959	2,386,525

Net Assets — End of Year or Period	$3,712,501	$3,645,189	$9,942,366	$8,401,996	$2,653,659	$2,413,959

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-66

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE- PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/EMERGING MARKETS EQUITY PLUS*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,503	$95,787	$226,414	$258,834	$188
Net realized gain (loss)	244,098	278,565	(58,760)	2,082	—
Net change in unrealized appreciation (depreciation) of investments	478,345	(605,569)	486,428	(219,628)	403

Net increase (decrease) in net assets resulting from operations	827,946	(231,217)	654,082	41,288	591

From Contractowners Transactions:
Payments received from contractowners	710,464	628,760	2,059,760	1,775,887	13,339
Transfers between Variable Investment Options including guaranteed interest account, net	(5,830)	(99,356)	(3,138,175)	183,399	(75)
Redemptions for contract benefits and terminations	(285,410)	(133,948)	(244,045)	(900,577)	—
Contract maintenance charges	(513,532)	(547,590)	(780,935)	(759,194)	(253)

Net increase (decrease) in net assets resulting from contractowners transactions	(94,308)	(152,134)	(2,103,395)	299,515	13,011

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	9	—	—	—	—

Net Increase (Decrease) in Net Assets	733,647	(383,351)	(1,449,313)	340,803	13,602
Net Assets — Beginning of Year or Period	6,057,811	6,441,162	13,626,871	13,286,068	—

Net Assets — End of Year or Period	$6,791,458	$6,057,811	$12,177,558	$13,626,871	$13,602

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-67

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(b)(d)		EQ/FRANKLIN RISING DIVIDENDS*(b)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,115,425	$771,943	$108,724	$32,012	$106,900	$22,880
Net realized gain (loss)	2,432,409	1,934,745	(198,783)	(6,789)	85,982	(4,772)
Net change in unrealized appreciation (depreciation) of investments	12,763,710	(5,511,225)	3,013,049	(1,478,944)	2,110,242	(598,108)

Net increase (decrease) in net assets resulting from operations	16,311,544	(2,804,537)	2,922,990	(1,453,721)	2,303,124	(580,000)

From Contractowners Transactions:
Payments received from contractowners	17,939,077	13,125,337	1,701,588	350,246	1,760,863	357,548
Transfers between Variable Investment Options including guaranteed interest account, net	816,055	598,353	(2,891,731)	12,815,150	(123,160)	7,804,720
Redemptions for contract benefits and terminations	(750,164)	(704,409)	(528,871)	(19,909)	(148,552)	(19,520)
Contract maintenance charges	(5,116,040)	(3,858,365)	(780,592)	(177,779)	(598,996)	(113,212)

Net increase (decrease) in net assets resulting from contractowners transactions	12,888,928	9,160,916	(2,499,606)	12,967,708	890,155	8,029,536

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	67	(43)	—	—	—	—

Net Increase (Decrease) in Net Assets	29,200,539	6,356,336	423,384	11,513,987	3,193,279	7,449,536
Net Assets — Beginning of Year or Period	48,555,967	42,199,631	11,513,987	—	7,449,536	—

Net Assets — End of Year or Period	$77,756,506	$48,555,967	$11,937,371	$11,513,987	$10,642,815	$7,449,536

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22,2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-68

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN STRATEGIC INCOME*(b)(f)		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$331,915	$46,504	$24,586	$38,130	$120,848	$94,985
Net realized gain (loss)	129,650	(1,366)	1,844	(15,239)	612,807	907,027
Net change in unrealized appreciation (depreciation) of investments	138,283	(127,703)	147,557	(62,960)	1,249,933	(2,098,926)

Net increase (decrease) in net assets resulting from operations	599,848	(82,565)	173,987	(40,069)	1,983,588	(1,096,914)

From Contractowners Transactions:
Payments received from contractowners	2,055,761	365,403	443,630	483,968	870,390	845,338
Transfers between Variable Investment Options including guaranteed interest account, net	83,680	6,365,941	(63,309)	35,255	(433,961)	(109,673)
Redemptions for contract benefits and terminations	(171,438)	(10,683)	(117,658)	(38,881)	(286,897)	(224,023)
Contract maintenance charges	(601,303)	(109,406)	(206,814)	(200,987)	(506,370)	(523,728)

Net increase (decrease) in net assets resulting from contractowners transactions	1,366,700	6,611,255	55,849	279,355	(356,838)	(12,086)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K .	(24)	27	—	—	—	—

Net Increase (Decrease) in Net Assets	1,966,524	6,528,717	229,836	239,286	1,626,750	(1,109,000)
Net Assets — Beginning of Year or Period	6,528,717	—	2,788,665	2,549,379	7,944,062	9,053,062

Net Assets — End of Year or Period	$8,495,241	$6,528,717	$3,018,501	$2,788,665	$9,570,812	$7,944,062

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22,2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-69

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(b)(g)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,334	$3,586	$811,460	$535,693	$95,902	$81,714
Net realized gain (loss)	41,398	(2,341)	1,216,596	1,134,852	58,347	13,847
Net change in unrealized appreciation (depreciation) of investments	433,139	(156,126)	6,936,367	(4,421,678)	114,134	(42,341)

Net increase (decrease) in net assets resulting from operations	492,871	(154,881)	8,964,423	(2,751,133)	268,383	53,220

From Contractowners Transactions:
Payments received from contractowners	549,076	62,732	10,634,646	12,793,847	879,211	881,068
Transfers between Variable Investment Options including guaranteed interest account, net	(43,242)	1,651,293	(810,850)	(1,314,359)	3,301	(77,987)
Redemptions for contract benefits and terminations	(22,982)	(26,986)	(762,663)	(607,878)	(224,361)	(173,614)
Contract maintenance charges	(176,362)	(31,878)	(4,612,050)	(3,956,389)	(1,152,107)	(1,020,940)

Net increase (decrease) in net assets resulting from contractowners transactions	306,490	1,655,161	4,449,083	6,915,221	(493,956)	(391,473)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	18	—	—	—

Net Increase (Decrease) in Net Assets	799,361	1,500,280	13,413,524	4,164,088	(225,573)	(338,253)
Net Assets — Beginning of Year or Period	1,500,280	—	42,362,219	38,198,131	6,382,037	6,720,290

Net Assets — End of Year or Period	$2,299,641	$1,500,280	$55,775,743	$42,362,219	$6,156,464	$6,382,037

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22,2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-70

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$90,258	$76,679	$439,261	$304,045	$32,068	$21,412
Net realized gain (loss)	106,524	40,055	31,201	92,789	4,970	10,174
Net change in unrealized appreciation (depreciation) of investments	672,035	(785,990)	2,358,727	(2,295,177)	198,149	(198,606)

Net increase (decrease) in net assets resulting from operations	868,817	(669,256)	2,829,189	(1,898,343)	235,187	(167,020)

From Contractowners Transactions:
Payments received from contractowners	508,112	485,282	2,313,114	1,977,534	228,218	305,547
Transfers between Variable Investment Options including guaranteed interest account, net	(34,187)	(18,931)	1,649,516	83,863	83,419	68,757
Redemptions for contract benefits and terminations	(107,107)	(76,133)	(238,462)	(246,644)	(19,401)	(9,202)
Contract maintenance charges	(301,787)	(308,720)	(871,662)	(715,701)	(81,454)	(66,710)

Net increase (decrease) in net assets resulting from contractowners transactions	65,031	81,498	2,852,506	1,099,052	210,782	298,392

Net Increase (Decrease) in Net Assets	933,848	(587,758)	5,681,695	(799,291)	445,969	131,372
Net Assets — Beginning of Year or Period	3,874,750	4,462,508	10,861,418	11,660,709	1,018,396	887,024

Net Assets — End of Year or Period	$4,808,598	$3,874,750	$16,543,113	$10,861,418	$1,464,365	$1,018,396

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-71

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(b)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,617	$82,143	$88,895	$68,430	$310,195	$29,636
Net realized gain (loss)	189,727	111,778	360,618	301,231	330,762	208
Net change in unrealized appreciation (depreciation) of investments	629,955	(1,030,005)	518,924	(909,776)	575,469	(97,426)

Net increase (decrease) in net assets resulting from operations	925,299	(836,084)	968,437	(540,115)	1,216,426	(67,582)

From Contractowners Transactions:
Payments received from contractowners	426,210	614,544	532,431	720,516	1,509,821	273,626
Transfers between Variable Investment Options including guaranteed interest account, net	(130,420)	82,838	(557,241)	83,618	(191,705)	5,131,420
Redemptions for contract benefits and terminations	(112,453)	(423,788)	(109,443)	(132,526)	(94,293)	(11,645)
Contract maintenance charges	(294,499)	(306,656)	(227,952)	(233,696)	(464,321)	(85,803)

Net increase (decrease) in net assets resulting from contractowners transactions	(111,162)	(33,062)	(362,205)	437,912	759,502	5,307,598

Net Increase (Decrease) in Net Assets	814,137	(869,146)	606,232	(102,203)	1,975,928	5,240,016
Net Assets — Beginning of Year or Period	4,057,706	4,926,852	3,875,676	3,977,879	5,240,016	—

Net Assets — End of Year or Period	$4,871,843	$4,057,706	$4,481,908	$3,875,676	$7,215,944	$5,240,016

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-72

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(b)(i)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$92,819	$8,836	$1,546	$—	$103,788	$68,949
Net realized gain (loss)	121,092	(1,961)	648,328	675,279	178,973	737,033
Net change in unrealized appreciation (depreciation) of investments	1,001,292	(220,367)	1,883,455	(825,017)	1,511,574	(1,832,506)

Net increase (decrease) in net assets resulting from operations	1,215,203	(213,492)	2,533,329	(149,738)	1,794,335	(1,026,524)

From Contractowners Transactions:
Payments received from contractowners	1,147,101	245,661	1,150,631	937,251	2,508,619	2,282,077
Transfers between Variable Investment Options including guaranteed interest account, net	9,510	4,198,422	(2,189,087)	(202,328)	(113,544)	(140,747)
Redemptions for contract benefits and terminations	(59,278)	(94,959)	(284,686)	(394,739)	(153,972)	(24,957)
Contract maintenance charges	(390,078)	(74,910)	(529,619)	(560,181)	(638,579)	(503,064)

Net increase (decrease) in net assets resulting from contractowners transactions	707,255	4,274,214	(1,852,761)	(219,997)	1,602,524	1,613,309

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	(15)	15	—	—	9	—

Net Increase (Decrease) in Net Assets	1,922,443	4,060,737	680,568	(369,735)	3,396,868	586,785
Net Assets — Beginning of Year or Period	4,060,737	—	8,948,063	9,317,798	5,947,819	5,361,034

Net Assets — End of Year or Period	$5,983,180	$4,060,737	$9,628,631	$8,948,063	$9,344,687	$5,947,819

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-73

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,928	$33,318	$64,319	$51,773	$44,664	$45,254
Net realized gain (loss)	432,408	304,092	860,111	679,402	1,017,503	1,008,674
Net change in unrealized appreciation (depreciation) of investments	376,189	(533,063)	1,839,484	(964,021)	1,755,344	(1,299,125)

Net increase (decrease) in net assets resulting from operations	847,525	(195,653)	2,763,914	(232,846)	2,817,511	(245,197)

From Contractowners Transactions:
Payments received from contractowners	179,242	184,940	2,079,151	2,186,242	1,224,953	979,105
Transfers between Variable Investment Options including guaranteed interest account, net	(474,815)	24,409	(123,707)	(288,001)	(198,179)	(253,485)
Redemptions for contract benefits and terminations	(29,692)	(43,578)	(177,965)	(196,461)	(222,373)	(240,931)
Contract maintenance charges	(160,344)	(147,562)	(672,519)	(548,041)	(556,725)	(496,152)

Net increase (decrease) in net assets resulting from contractowners transactions	(485,609)	18,209	1,104,960	1,153,739	247,676	(11,463)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	8	—	23	—	—	—

Net Increase (Decrease) in Net Assets	361,924	(177,444)	3,868,897	920,893	3,065,187	(256,660)
Net Assets — Beginning of Year or Period	2,873,665	3,051,109	7,361,517	6,440,624	8,265,245	8,521,905

Net Assets — End of Year or Period	$3,235,589	$2,873,665	$11,230,414	$7,361,517	$11,330,432	$8,265,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(b)(j)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$155,027	$115,603	$155,380	$192,881	$295,591	$15,271
Net realized gain (loss)	497,630	317,453	703,439	569,226	132,330	(193)
Net change in unrealized appreciation (depreciation) of investments	770,219	(930,199)	864,152	(1,506,885)	1,351,951	(110,606)

Net increase (decrease) in net assets resulting from operations	1,422,876	(497,143)	1,722,971	(744,778)	1,779,872	(95,528)

From Contractowners Transactions:
Payments received from contractowners	1,270,733	1,706,507	732,055	882,806	2,377,546	562,433
Transfers between Variable Investment Options including guaranteed interest account, net	92,184	(35,445)	(45,005)	(21,785)	18,342	8,362,711
Redemptions for contract benefits and terminations	(117,824)	(72,116)	(285,112)	(217,805)	(126,965)	(22,290)
Contract maintenance charges	(427,626)	(356,684)	(451,756)	(449,664)	(757,906)	(142,508)

Net increase (decrease) in net assets resulting from contractowners transactions	817,467	1,242,262	(49,818)	193,552	1,511,017	8,760,346

Net Increase (Decrease) in Net Assets	2,240,343	745,119	1,673,153	(551,226)	3,290,889	8,664,818
Net Assets — Beginning of Year or Period	5,178,848	4,433,729	6,796,980	7,348,206	8,664,818	—

Net Assets — End of Year or Period	$7,419,191	$5,178,848	$8,470,133	$6,796,980	$11,955,707	$8,664,818

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-75

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(b)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,669	$7,314	$172,949	$90,751	$133,466	$—
Net realized gain (loss)	893,989	991,925	788,692	1,051,444	98,374	(2,220)
Net change in unrealized appreciation (depreciation) of investments	1,546,781	(1,305,613)	2,060,472	(2,092,568)	3,767,317	(639,090)

Net increase (decrease) in net assets resulting from operations	2,443,439	(306,374)	3,022,113	(950,373)	3,999,157	(641,310)

From Contractowners Transactions:
Payments received from contractowners	2,659,106	2,450,199	2,310,379	1,896,898	5,132,111	1,064,720
Transfers between Variable Investment Options including guaranteed interest account, net	(717,986)	(43,228)	1,222,664	494,180	(630,474)	14,374,578
Redemptions for contract benefits and terminations	(143,704)	(263,962)	(173,847)	(134,369)	(316,933)	(58,496)
Contract maintenance charges	(649,277)	(482,062)	(804,053)	(592,708)	(1,397,158)	(244,807)

Net increase (decrease) in net assets resulting from contractowners transactions	1,148,139	1,660,947	2,555,143	1,664,001	2,787,546	15,135,995

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	(6)	—	30	(6)	(44)	369

Net Increase (Decrease) in Net Assets	3,591,572	1,354,573	5,577,286	713,622	6,786,659	14,495,054
Net Assets — Beginning of Year or Period	7,371,716	6,017,143	9,402,769	8,689,147	14,495,054	—

Net Assets — End of Year or Period	$10,963,288	$7,371,716	$14,980,055	$9,402,769	$21,281,713	$14,495,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-76

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(b)(l)		EQ/MFS UTILITIES SERIES*(b)(m)		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,287	$552	$1,512	$234	$136,100	$108,986
Net realized gain (loss)	76,598	(6,290)	228	65	623,359	1,036,591
Net change in unrealized appreciation (depreciation) of investments	2,134,316	(526,444)	8,936	(1,738)	1,608,094	(2,320,207)

Net increase (decrease) in net assets resulting from operations	2,212,201	(532,182)	10,676	(1,439)	2,367,553	(1,174,630)

From Contractowners Transactions:
Payments received from contractowners	2,558,090	469,987	1,435	41,666	2,741,910	2,183,712
Transfers between Variable Investment Options including guaranteed interest account, net	(58,003)	5,776,357	(20)	63,563	(6,994)	(135,925)
Redemptions for contract benefits and terminations	(104,999)	(8,717)	—	(60,209)	(189,891)	(209,642)
Contract maintenance charges	(519,761)	(87,595)	(1,681)	(516)	(768,450)	(676,003)

Net increase (decrease) in net assets resulting from contractowners transactions	1,875,327	6,150,032	(266)	44,504	1,776,575	1,162,142

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	19	—

Net Increase (Decrease) in Net Assets	4,087,528	5,617,850	10,410	43,065	4,144,147	(12,488)
Net Assets — Beginning of Year or Period	5,617,850	—	43,065	—	8,748,575	8,761,063

Net Assets — End of Year or Period	$9,705,378	$5,617,850	$53,475	$43,065	$12,892,722	$8,748,575

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-77

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$76,938	$64,658	$657,154	$619,919	$1,617,529	$1,158,170
Net realized gain (loss)	469,103	587,140	1,938,507	2,183,866	3,110,791	2,842,316
Net change in unrealized appreciation (depreciation) of investments	670,373	(1,340,183)	3,080,674	(4,597,685)	11,740,789	(8,885,334)

Net increase (decrease) in net assets resulting from operations	1,216,414	(688,385)	5,676,335	(1,793,900)	16,469,109	(4,884,848)

From Contractowners Transactions:
Payments received from contractowners	590,081	634,352	4,165,175	4,162,215	18,830,537	20,315,962
Transfers between Variable Investment Options including guaranteed interest account, net	(40,427)	(149,402)	(548,341)	(2,445,680)	(2,084,966)	(1,628,883)
Redemptions for contract benefits and terminations	(139,681)	(94,571)	(1,126,046)	(1,539,472)	(1,667,167)	(1,901,207)
Contract maintenance charges	(311,853)	(289,970)	(3,025,944)	(3,373,944)	(9,689,079)	(8,845,134)

Net increase (decrease) in net assets resulting from contractowners transactions	98,120	100,409	(535,156)	(3,196,881)	5,389,325	7,940,738

Net Increase (Decrease) in Net Assets	1,314,534	(587,976)	5,141,179	(4,990,781)	21,858,434	3,055,890
Net Assets — Beginning of Year or Period	4,528,366	5,116,342	36,840,612	41,831,393	89,848,769	86,792,879

Net Assets — End of Year or Period	$5,842,900	$4,528,366	$41,981,791	$36,840,612	$111,707,203	$89,848,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-78

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,460,137	$1,467,385	$216,514	$116,165	$—
Net realized gain (loss)	7,030,882	5,758,102	725	129	244
Net change in unrealized appreciation (depreciation) of investments	7,963,049	(13,320,950)	(478)	298	(159)

Net increase (decrease) in net assets resulting from operations	16,454,068	(6,095,463)	216,761	116,592	85

From Contractowners Transactions:
Payments received from contractowners	8,471,612	8,472,218	16,430,151	13,334,997	2,942
Transfers between Variable Investment Options including guaranteed interest account, net	(1,469,944)	(1,963,502)	462,837	(11,790,482)	—
Redemptions for contract benefits and terminations	(3,793,338)	(3,652,855)	(1,941,476)	(1,939,485)	—
Contract maintenance charges	(5,867,072)	(6,365,540)	(1,747,225)	(1,093,013)	(143)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,658,742)	(3,509,679)	13,204,287	(1,487,983)	2,799

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	(95)	529	—

Net Increase (Decrease) in Net Assets	13,795,326	(9,605,142)	13,420,953	(1,370,862)	2,884
Net Assets — Beginning of Year or Period	83,469,362	93,074,504	9,679,815	11,050,677	—

Net Assets — End of Year or Period	$97,264,688	$83,469,362	$23,100,768	$9,679,815	$2,884

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-79

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*(a)	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*(b)(n)
	2019	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10	$—	$119,328	$24,531
Net realized gain (loss)	6	—	90,829	8,574
Net change in unrealized appreciation (depreciation) of investments	190	(22)	245,206	(17,832)

Net increase (decrease) in net assets resulting from operations	206	(22)	455,363	15,273

From Contractowners Transactions:
Payments received from contractowners	4,640	8,363	1,091,565	223,202
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(133,237)	5,176,534
Redemptions for contract benefits and terminations	—	—	(123,057)	(7,889)
Contract maintenance charges	(385)	(54)	(488,852)	(92,037)

Net increase (decrease) in net assets resulting from contractowners transactions	4,255	8,309	346,419	5,299,810

Net Increase (Decrease) in Net Assets	4,461	8,287	801,782	5,315,083
Net Assets — Beginning of Year or Period	—	—	5,315,083	—

Net Assets — End of Year or Period	$4,461	$8,287	$6,116,865	$5,315,083

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22, 2018.
(n)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.

FSA-80

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO TOTAL RETURN*(b)(o)		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$279,575	$78,224	$344,300	$100,665	$43,493	$44,651
Net realized gain (loss)	356,949	39,950	40,930	2,040	(9,514)	(19,117)
Net change in unrealized appreciation (depreciation) of investments	390,203	70,152	(19,606)	(56,047)	112,268	(18,956)

Net increase (decrease) in net assets resulting from operations	1,026,727	188,326	365,624	46,658	146,247	6,578

From Contractowners Transactions:
Payments received from contractowners	3,054,950	632,607	868,348	705,439	493,281	496,846
Transfers between Variable Investment Options including guaranteed interest account, net	(65,094)	10,976,691	10,099,444	40,647	(103,927)	44,461
Redemptions for contract benefits and terminations	(245,672)	(6,741)	(221,924)	(135,047)	(115,408)	(47,575)
Contract maintenance charges	(1,213,229)	(215,641)	(832,680)	(407,193)	(243,089)	(247,825)

Net increase (decrease) in net assets resulting from contractowners transactions	1,530,955	11,386,916	9,913,188	203,846	30,857	245,907

Net Increase (Decrease) in Net Assets	2,557,682	11,575,242	10,278,812	250,504	177,104	252,485
Net Assets — Beginning of Year or Period	11,575,242	—	5,087,112	4,836,608	2,597,032	2,344,547

Net Assets — End of Year or Period	$14,132,924	$11,575,242	$15,365,924	$5,087,112	$2,774,136	$2,597,032

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(o)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-81

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SCIENCE AND TECHNOLOGY*(b)(p)		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$902	$—	$124,150	$104,107	$—	$—
Net realized gain (loss)	315,330	(1,445)	1,001,295	1,069,099	1,952,746	1,847,892
Net change in unrealized appreciation (depreciation) of investments	2,395,921	(685,454)	1,370,546	(2,378,430)	2,528,374	(2,303,630)

Net increase (decrease) in net assets resulting from operations	2,712,153	(686,899)	2,495,991	(1,205,224)	4,481,120	(455,738)

From Contractowners Transactions:
Payments received from contractowners	2,408,222	445,627	2,168,733	1,705,153	4,674,911	3,607,219
Transfers between Variable Investment Options including guaranteed interest account, net	(228,098)	5,785,329	(997,192)	(133,704)	(2,859,604)	292,223
Redemptions for contract benefits and terminations	(154,111)	(10,733)	(221,309)	(249,569)	(434,980)	(322,467)
Contract maintenance charges	(601,052)	(105,542)	(712,787)	(606,323)	(1,286,468)	(1,074,951)

Net increase (decrease) in net assets resulting from contractowners transactions	1,424,961	6,114,681	237,445	715,557	93,859	2,502,024

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	1,634	160	—	—	—	—

Net Increase (Decrease) in Net Assets	4,138,748	5,427,942	2,733,436	(489,667)	4,574,979	2,046,286
Net Assets — Beginning of Year or Period	5,427,942	—	9,259,176	9,748,843	15,775,202	13,728,916

Net Assets — End of Year or Period	$9,566,690	$5,427,942	$11,992,612	$9,259,176	$20,350,181	$15,775,202

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(p)	EQ/Science And Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science And Technology due to a substitution on October 22, 2018.

FSA-82

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/T. ROWE PRICE HEALTH SCIENCES*(a)	EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(b)(q)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$12,545	$7,318	$26,368	$2,725
Net realized gain (loss)	3	76,596	280,616	(88,863)	(5,386)
Net change in unrealized appreciation (depreciation) of investments	976	611,201	(572,141)	94,547	(1,007,298)

Net increase (decrease) in net assets resulting from operations	979	700,342	(284,207)	32,052	(1,009,959)

From Contractowners Transactions:
Payments received from contractowners	18,432	372,029	427,603	728,498	174,279
Transfers between Variable Investment Options including guaranteed interest account, net	1,978	141,471	(51,066)	133,944	3,090,208
Redemptions for contract benefits and terminations	—	(18,283)	(16,912)	(67,215)	(20,704)
Contract maintenance charges	(565)	(177,053)	(156,232)	(275,591)	(54,253)

Net increase (decrease) in net assets resulting from contractowners transactions	19,845	318,164	203,393	519,636	3,189,530

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	(12)	158

Net Increase (Decrease) in Net Assets	20,824	1,018,506	(80,814)	551,676	2,179,729
Net Assets — Beginning of Year or Period	—	1,781,094	1,861,908	2,179,729	—

Net Assets — End of Year or Period	$20,824	$2,799,600	$1,781,094	$2,731,405	$2,179,729

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22,2018.
(q)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-83

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP ASSET MANAGER PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$265	$122	$89,738	$5,643	$36,534	$18,332
Net realized gain (loss)	280	(93)	245,606	248,774	455,363	372,196
Net change in unrealized appreciation (depreciation) of investments	1,444	(452)	323,316	(474,222)	508,965	(1,080,577)

Net increase (decrease) in net assets resulting from operations	1,989	(423)	658,660	(219,805)	1,000,862	(690,049)

From Contractowners Transactions:
Payments received from contractowners	8,976	3,683	502,719	481,626	1,508,541	1,233,851
Transfers between Variable Investment Options including guaranteed interest account, net	164	218	85,621	(73,597)	(67,606)	(9,111)
Redemptions for contract benefits and terminations	—	(5,419)	(338,400)	(195,850)	(89,333)	(91,505)
Contract maintenance charges	(2,199)	(341)	(227,266)	(193,654)	(410,676)	(339,692)

Net increase (decrease) in net assets resulting from contractowners transactions	6,941	(1,859)	22,674	18,525	940,926	793,543

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	32	—

Net Increase (Decrease) in Net Assets	8,930	(2,282)	681,334	(201,280)	1,941,820	103,494
Net Assets — Beginning of Year or Period	6,604	8,886	2,207,818	2,409,098	4,027,250	3,923,756

Net Assets — End of Year or Period	$15,534	$6,604	$2,889,152	$2,207,818	$5,969,070	$4,027,250

The accompanying notes are an integral part of these financial statements.

FSA-84

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN INCOME VIP FUND		FRANKLIN MUTUAL SHARES VIP FUND		FRANKLIN SMALL CAP VALUE VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$16,826	$16,205	$13,476	$15,985	$15,740	$10,846
Net realized gain (loss)	5,534	9,433	57,972	25,947	224,718	166,263
Net change in unrealized appreciation (depreciation) of investments	23,436	(38,727)	70,617	(102,349)	108,101	(357,627)

Net increase (decrease) in net assets resulting from operations	45,796	(13,089)	142,065	(60,417)	348,559	(180,518)

From Contractowners Transactions:
Payments received from contractowners	10,162	94,448	189,013	157,883	394,945	431,009
Transfers between Variable Investment Options including guaranteed interest account, net	(3,882)	(13,964)	(34,515)	(22,474)	59,990	(19,996)
Redemptions for contract benefits and terminations	—	(140,933)	(6,310)	(9,149)	(11,744)	(18,285)
Contract maintenance charges	(7,401)	(11,459)	(69,919)	(58,098)	(120,459)	(100,650)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,121)	(71,908)	78,269	68,162	322,732	292,078

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	8	—	16	—

Net Increase (Decrease) in Net Assets	44,675	(84,997)	220,342	7,745	671,307	111,560
Net Assets — Beginning of Year or Period	285,843	370,840	613,992	606,247	1,193,741	1,082,181

Net Assets — End of Year or Period	$330,518	$285,843	$834,334	$613,992	$1,865,048	$1,193,741

The accompanying notes are an integral part of these financial statements.

FSA-85

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. GLOBAL CORE EQUITY FUND		INVESCO V.I. HEALTH CARE FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$394	$61,223	$23	$21	$22	$—
Net realized gain (loss)	618,260	125,046	174	99	1,216	2,955
Net change in unrealized appreciation (depreciation) of investments	(565,873)	(379,438)	169	(408)	12,885	(575)

Net increase (decrease) in net assets resulting from operations	52,781	(193,169)	366	(288)	14,123	2,380

From Contractowners Transactions:
Payments received from contractowners	23	37,521	22	23	1,438	50,686
Transfers between Variable Investment Options including guaranteed interest account, net	(2,412,682)	(22)	(23)	(25)	(23)	(2,589)
Redemptions for contract benefits and terminations	—	—	—	—	—	(70,168)
Contract maintenance charges	(205)	(92,541)	(290)	(384)	(1,905)	(4,404)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,412,864)	(55,042)	(291)	(386)	(490)	(26,475)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	21	—

Net Increase (Decrease) in Net Assets	(2,360,083)	(248,211)	75	(674)	13,654	(24,095)
Net Assets — Beginning of Year or Period	2,374,580	2,622,791	1,562	2,236	44,213	68,308

Net Assets — End of Year or Period	$14,497	$2,374,580	$1,637	$1,562	$57,867	$44,213

The accompanying notes are an integral part of these financial statements.

FSA-86

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,416	$1,138	$—	$—	$—	$—
Net realized gain (loss)	110,486	144,147	121,889	52,713	3,569	13,911
Net change in unrealized appreciation (depreciation) of investments	122,657	(267,385)	109,073	(201,616)	8,130	(12,471)

Net increase (decrease) in net assets resulting from operations	235,559	(122,100)	230,962	(148,903)	11,699	1,440

From Contractowners Transactions:
Payments received from contractowners	161,202	185,473	344,452	268,168	1,416	52,861
Transfers between Variable Investment Options including guaranteed interest account, net	(23,172)	(83,506)	(42,034)	(16,662)	—	(2,837)
Redemptions for contract benefits and terminations	(16,095)	(20,021)	(18,340)	(21,092)	—	(73,553)
Contract maintenance charges	(60,986)	(54,998)	(81,899)	(63,947)	(1,471)	(4,348)

Net increase (decrease) in net assets resulting from contractowners transactions	60,949	26,948	202,179	166,467	(55)	(27,877)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	18	—	—	—	—	—

Net Increase (Decrease) in Net Assets	296,526	(95,152)	433,141	17,564	11,644	(26,437)
Net Assets — Beginning of Year or Period	913,637	1,008,789	832,546	814,982	32,906	59,343

Net Assets — End of Year or Period	$1,210,163	$913,637	$1,265,687	$832,546	$44,550	$32,906

The accompanying notes are an integral part of these financial statements.

FSA-87

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH		JANUS HENDERSON ENTERPRISE PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$552,969	$394,234	$—	$7,875	$5,828	$1,328
Net realized gain (loss)	(48,177)	(23,130)	155,992	736,225	657,138	47,705
Net change in unrealized appreciation (depreciation) of investments	377,712	(559,780)	353,897	(867,044)	173,764	(50,170)

Net increase (decrease) in net assets resulting from operations	882,504	(188,676)	509,889	(122,944)	836,730	(1,137)

From Contractowners Transactions:
Payments received from contractowners	2,974,762	2,473,776	713,207	516,509	50,599	1,709
Transfers between Variable Investment Options including guaranteed interest account, net	16,132	177,424	42,955	90,441	2,928,313	41,339
Redemptions for contract benefits and terminations	(83,065)	(61,112)	(66,771)	(72,766)	—	(36,398)
Contract maintenance charges	(767,637)	(585,002)	(203,725)	(166,707)	(107,619)	(13,563)

Net increase (decrease) in net assets resulting from contractowners transactions	2,140,192	2,005,086	485,666	367,477	2,871,293	(6,913)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	10	—	—	(38)	—	—

Net Increase (Decrease) in Net Assets	3,022,706	1,816,410	995,555	244,495	3,708,023	(8,050)
Net Assets — Beginning of Year or Period	7,287,446	5,471,036	2,085,980	1,841,485	507,846	515,896

Net Assets — End of Year or Period	$10,310,152	$7,287,446	$3,081,535	$2,085,980	$4,215,869	$507,846

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	JANUS HENDERSON FORTY PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON MID CAP VALUE PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,643	$—	$233	$251	$20,590	$20,165
Net realized gain (loss)	143,225	276,953	1,401	24	(128,775)	185,223
Net change in unrealized appreciation (depreciation) of investments	384,822	(223,626)	4,125	(1,738)	528,179	(515,529)

Net increase (decrease) in net assets resulting from operations	530,690	53,327	5,759	(1,463)	419,994	(310,141)

From Contractowners Transactions:
Payments received from contractowners	10	9	—	—	25,501	31,665
Transfers between Variable Investment Options including guaranteed interest account, net	(528)	(1,466)	—	—	(374,131)	(13)
Redemptions for contract benefits and terminations	(6,254)	(372,806)	—	—	—	(1,173)
Contract maintenance charges	(43,172)	(43,000)	(238)	(233)	(60,730)	(81,156)

Net increase (decrease) in net assets resulting from contractowners transactions	(49,944)	(417,263)	(238)	(233)	(409,360)	(50,677)

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	(12)	—	(3,848)	—	—	—

Net Increase (Decrease) in Net Assets	480,734	(363,936)	1,673	(1,696)	10,634	(360,818)
Net Assets — Beginning of Year or Period	1,443,283	1,807,219	19,924	21,620	1,955,473	2,316,291

Net Assets — End of Year or Period	$1,924,017	$1,443,283	$21,597	$19,924	$1,966,107	$1,955,473

The accompanying notes are an integral part of these financial statements.

FSA-89

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,832	$3,046	$7	$2,954	$2,424
Net realized gain (loss)	(1,189)	(91)	—	36,803	29,921
Net change in unrealized appreciation (depreciation) of investments	43,706	(28,873)	(5)	118,297	(63,450)

Net increase (decrease) in net assets resulting from operations	46,349	(25,918)	2	158,054	(31,105)

From Contractowners Transactions:
Payments received from contractowners	627	678	897	133,863	122,217
Transfers between Variable Investment Options including guaranteed interest account, net	17,334	(1,052)	—	3,438	11,191
Redemptions for contract benefits and terminations	—	(2,342)	—	(24,996)	(18,858)
Contract maintenance charges	(5,016)	(4,837)	(216)	(58,834)	(48,432)

Net increase (decrease) in net assets resulting from contractowners transactions	12,945	(7,553)	681	53,471	66,118

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	(8)	—	—	—	—

Net Increase (Decrease) in Net Assets	59,286	(33,471)	683	211,525	35,013
Net Assets — Beginning of Year or Period	148,302	181,773	—	495,491	460,478

Net Assets — End of Year or Period	$207,588	$148,302	$683	$707,016	$495,491

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-90

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,792	$3,141	$5,741	$5,635	$43,617	$5,910
Net realized gain (loss)	125,345	83,646	(145)	(610)	651,424	650,429
Net change in unrealized appreciation (depreciation) of investments	304,371	(93,392)	8,344	(12,537)	709,022	(691,003)

Net increase (decrease) in net assets resulting from operations	434,508	(6,605)	13,940	(7,512)	1,404,063	(34,664)

From Contractowners Transactions:
Payments received from contractowners	632,427	451,563	2,326	2,876	1,101,366	839,311
Transfers between Variable Investment Options including guaranteed interest account, net	168,749	(132,248)	(263)	(103)	(10,990)	(4,655)
Redemptions for contract benefits and terminations	(14,727)	(14,577)	—	(18,109)	(153,060)	(172,831)
Contract maintenance charges	(111,372)	(72,178)	(1,228)	(1,195)	(335,652)	(287,397)

Net increase (decrease) in net assets resulting from contractowners transactions	675,077	232,560	835	(16,531)	601,664	374,428

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	8	—

Net Increase (Decrease) in Net Assets	1,109,585	225,955	14,775	(24,043)	2,005,735	339,764
Net Assets — Beginning of Year or Period	876,298	650,343	97,123	121,166	4,030,111	3,690,347

Net Assets — End of Year or Period	$1,985,883	$876,298	$111,898	$97,123	$6,035,846	$4,030,111

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-91

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$271,743	$366,560	$—	$—	$24,925	$16,070
Net realized gain (loss)	(202,411)	(44,845)	217,234	300,278	356,995	231,041
Net change in unrealized appreciation (depreciation) of investments	853,677	(376,058)	412,361	(421,633)	59,066	(510,146)

Net increase (decrease) in net assets resulting from operations	923,009	(54,343)	629,595	(121,355)	440,986	(263,035)

From Contractowners Transactions:
Payments received from contractowners	859,232	877,036	424,466	353,318	196,966	233,461
Transfers between Variable Investment Options including guaranteed interest account, net	(1,510,820)	54,923	125,510	40,857	(431,585)	(50,449)
Redemptions for contract benefits and terminations	(231,720)	(112,718)	(54,818)	(36,539)	(14,067)	(19,549)
Contract maintenance charges	(696,996)	(706,849)	(163,327)	(133,530)	(124,665)	(145,800)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,580,304)	112,392	331,831	224,106	(373,351)	17,663

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	231	—	—	—	7	—

Net Increase (Decrease) in Net Assets	(657,064)	58,049	961,426	102,751	67,642	(245,372)
Net Assets — Beginning of Year or Period	13,764,706	13,706,657	1,817,933	1,715,182	1,811,070	2,056,442

Net Assets — End of Year or Period	$13,107,642	$13,764,706	$2,779,359	$1,817,933	$1,878,712	$1,811,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-92

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,231	$16,184	$96,408	$40,627	$55,616	$35,554
Net realized gain (loss)	1,946,899	1,519,570	(91,057)	(89,916)	178,832	205,892
Net change in unrealized appreciation (depreciation) of investments	1,780,676	(1,511,403)	228,364	(269,352)	346,452	(450,903)

Net increase (decrease) in net assets resulting from operations	3,747,806	24,351	233,715	(318,641)	580,900	(209,457)

From Contractowners Transactions:
Payments received from contractowners	2,720,926	2,198,902	422,648	675,168	805,132	753,959
Transfers between Variable Investment Options including guaranteed interest account, net	(245,362)	352,885	66,902	(9,564)	104,490	124,561
Redemptions for contract benefits and terminations	(377,480)	(287,846)	(65,564)	(40,125)	(41,717)	(41,689)
Contract maintenance charges	(788,661)	(606,710)	(188,321)	(174,492)	(216,323)	(159,125)

Net increase (decrease) in net assets resulting from contractowners transactions	1,309,423	1,657,231	235,665	450,987	651,582	677,706

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	14	(9)

Net Increase (Decrease) in Net Assets	5,057,229	1,681,582	469,380	132,346	1,232,496	468,240
Net Assets — Beginning of Year or Period	9,501,079	7,819,497	1,964,177	1,831,831	1,955,215	1,486,975

Net Assets — End of Year or Period	$14,558,308	$9,501,079	$2,433,557	$1,964,177	$3,187,711	$1,955,215

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-93

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,782	$3,875	$21,422	$8,886	$19,791	$13,244
Net realized gain (loss)	27,190	13,896	34,351	21,813	48,918	19,851
Net change in unrealized appreciation (depreciation) of investments	29,979	(31,572)	129,599	(76,291)	162,716	(107,932)

Net increase (decrease) in net assets resulting from operations	69,951	(13,801)	185,372	(45,592)	231,425	(74,837)

From Contractowners Transactions:
Payments received from contractowners	289,784	75,306	800,947	287,193	371,346	329,362
Transfers between Variable Investment Options including guaranteed interest account, net	283,680	47,112	57,980	123,285	88,885	109,985
Redemptions for contract benefits and terminations	(4,594)	—	(7)	(7,004)	(12,967)	(12,082)
Contract maintenance charges	(50,999)	(72,051)	(131,929)	(71,959)	(114,023)	(80,972)

Net increase (decrease) in net assets resulting from contractowners transactions	517,871	50,367	726,991	331,515	333,241	346,293

Net Increase (Decrease) in Net Assets	587,822	36,566	912,363	285,923	564,666	271,456
Net Assets — Beginning of Year or Period	220,907	184,341	545,896	259,973	817,567	546,111

Net Assets — End of Year or Period	$808,729	$220,907	$1,458,259	$545,896	$1,382,233	$817,567

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,926	$15,457	$24,625	$17,233	$567,457	$—
Net realized gain (loss)	16,212	11,327	25,216	63,596	(29,782)	(28,597)
Net change in unrealized appreciation (depreciation) of investments	319,591	(130,779)	537,850	(434,111)	(382,787)	162,405

Net increase (decrease) in net assets resulting from operations	364,729	(103,995)	587,691	(353,282)	154,888	133,808

From Contractowners Transactions:
Payments received from contractowners	1,007,376	613,863	564,743	564,733	2,104,384	1,874,507
Transfers between Variable Investment Options including guaranteed interest account, net	61,401	313,132	(28,122)	(52,411)	(4,342)	25,159
Redemptions for contract benefits and terminations	(35,789)	(7)	(23,094)	(47,527)	(123,516)	(120,183)
Contract maintenance charges	(217,747)	(106,824)	(180,077)	(145,679)	(760,850)	(670,493)

Net increase (decrease) in net assets resulting from contractowners transactions	815,241	820,164	333,450	319,116	1,215,676	1,108,990

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	94	(73)

Net Increase (Decrease) in Net Assets	1,179,970	716,169	921,141	(34,166)	1,370,658	1,242,725
Net Assets — Beginning of Year or Period	1,000,342	284,173	2,047,345	2,081,511	7,545,596	6,302,871

Net Assets — End of Year or Period	$2,180,312	$1,000,342	$2,968,486	$2,047,345	$8,916,254	$7,545,596

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GROWTH VIP FUND		VANECK VIP EMERGING MARKETS FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,625	$12,975	$77	$5,069	$—	$—
Net realized gain (loss)	131,881	60,178	(3,046)	55,320	(413,556)	(73,028)
Net change in unrealized appreciation (depreciation) of investments	(45,734)	(178,761)	33,687	(499,953)	736,810	(824,988)

Net increase (decrease) in net assets resulting from operations	106,772	(105,608)	30,718	(439,564)	323,254	(898,016)

From Contractowners Transactions:
Payments received from contractowners	306,046	174,062	36	27,580	464,038	601,604
Transfers between Variable Investment Options including guaranteed interest account, net	9,638	(4,695)	(1,448,011)	1,015	406,455	12,331
Redemptions for contract benefits and terminations	(3,869)	(14,216)	—	(27,749)	(34,825)	(91,102)
Contract maintenance charges	(66,337)	(54,519)	(215)	(62,271)	(249,858)	(228,642)

Net increase (decrease) in net assets resulting from contractowners transactions	245,478	100,632	(1,448,190)	(61,425)	585,810	294,191

Net increase (decrease) in amount retained by Equitable Financial in Variable Account MLOA K	—	—	—	—	(15)	(17)

Net Increase (Decrease) in Net Assets	352,250	(4,976)	(1,417,472)	(500,989)	909,049	(603,842)
Net Assets — Beginning of Year or Period	621,450	626,426	1,436,617	1,937,606	2,371,788	2,975,630

Net Assets — End of Year or Period	$973,700	$621,450	$19,145	$1,436,617	$3,280,837	$2,371,788

The accompanying notes are an integral part of these financial statements.

FSA-96

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$123	$64,197
Net realized gain (loss)	(195,063)	(44,150)
Net change in unrealized appreciation (depreciation) of investments	211,054	(72,458)

Net increase (decrease) in net assets resulting from operations	16,114	(52,411)

From Contractowners Transactions:
Payments received from contractowners	1,479	45,919
Transfers between Variable Investment Options including guaranteed interest account, net	(767,090)	(1,728)
Redemptions for contract benefits and terminations	—	(62,049)
Contract maintenance charges	(1,026)	(31,632)

Net increase (decrease) in net assets resulting from contractowners transactions	(766,637)	(49,490)

Net Increase (Decrease) in Net Assets	(750,523)	(101,901)
Net Assets — Beginning of Year or Period	790,669	892,570

Net Assets — End of Year or Period	$40,146	$790,669

The accompanying notes are an integral part of these financial statements.

FSA-97

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	2,060	(674)	1,386	1,605	(233)	1,372

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	8,432	(2,191)	6,241	11,071	(3,872)	7,199

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	2,990	(461)	2,529	2,439	(228)	2,211

1290 VT ENERGY	IB	145	(2)	143	—	—	—

1290 VT EQUITY INCOME	IA	802	(76,856)	(76,054)	1,368	(22,378)	(21,010)
1290 VT EQUITY INCOME	IB	1,144	(1,619)	(475)	1,147	(869)	278

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	2,215	(1,738)	477	3,223	(1,502)	1,721

1290 VT GAMCO SMALL COMPANY VALUE	IB	14,132	(19,541)	(5,409)	15,212	(5,276)	9,936

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	12	—	12	—	—	—

1290 VT NATURAL RESOURCES	IB	73	(2)	71	—	—	—

1290 VT SMALL CAP VALUE	IB	69	(1)	68	—	—	—

1290 VT SMARTBETA EQUITY	IB	3,011	(443)	2,568	1,451	(84)	1,367

1290 VT SOCIALLY RESPONSIBLE	IA	1	(3)	(2)	—	(3)	(3)
1290 VT SOCIALLY RESPONSIBLE	IB	1,847	(1,031)	816	1,142	(153)	989

ALL ASSET GROWTH-ALT 20	IB	9,583	(14,093)	(4,510)	10,865	(4,239)	6,626

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	Class 4	6,185	(641)	5,544	5,671	(844)	4,827

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	Class 4	8,412	(2,351)	6,061	8,858	(638)	8,220

BNY MELLON STOCK INDEX FUND, INC.	Initial Shares	329,600	(234,984)	94,616	4,267	(56,136)	(51,869)

CHARTERSM MULTI-SECTOR BOND	B	2,436	(1,752)	684	3,911	(1,673)	2,238

CHARTERSM SMALL CAP GROWTH	B	2,968	(545)	2,423	1,381	(821)	560

CHARTERSM SMALL CAP VALUE	B	295	(170)	125	304	(194)	110

EQ/400 MANAGED VOLATILITY	IB	1,199	(439)	760	734	(1,366)	(632)

EQ/500 MANAGED VOLATILITY	IB	3,384	(1,039)	2,345	4,404	(1,868)	2,536

EQ/2000 MANAGED VOLATILITY	IB	1,506	(590)	916	1,825	(367)	1,458

The accompanying notes are an integral part of these financial statements.

FSA-98

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/AB SMALL CAP GROWTH	IA	7	(15)	(8)	8	(15)	(7)
EQ/AB SMALL CAP GROWTH	IB	3,426	(753)	2,673	2,789	(861)	1,928

EQ/AGGRESSIVE ALLOCATION	B	3,288	(4,402)	(1,114)	3,654	(6,729)	(3,075)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	9,202	(1,573)	7,629	35,182	(357)	34,825

EQ/BALANCED STRATEGY	IB	19,828	(8,318)	11,510	23,524	(16,647)	6,877

EQ/BLACKROCK BASIC VALUE EQUITY	IB	3,556	(2,143)	1,413	3,163	(1,700)	1,463

EQ/CAPITAL GUARDIAN RESEARCH	IA	49	(63)	(14)	2,225	(3,396)	(1,171)
EQ/CAPITAL GUARDIAN RESEARCH	IB	864	(633)	231	1,131	(355)	776

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	1,943	(4,075)	(2,132)	2,291	(1,922)	369

EQ/COMMON STOCK INDEX	IA	40,942	(18,475)	22,467	179	(312)	(133)
EQ/COMMON STOCK INDEX	IB	40,770	(10,637)	30,133	44,098	(8,103)	35,995

EQ/CONSERVATIVE ALLOCATION	A	—	(15,345)	(15,345)	2,695	(434)	2,261
EQ/CONSERVATIVE ALLOCATION	B	2,217	(2,476)	(259)	13,555	(11,800)	1,755

EQ/CONSERVATIVE GROWTH STRATEGY	IB	9,172	(6,673)	2,499	11,248	(4,804)	6,444

EQ/CONSERVATIVE STRATEGY	IB	3,156	(2,986)	170	2,372	(1,900)	472

EQ/CONSERVATIVE-PLUS ALLOCATION	A	2	(12)	(10)	43	(1,412)	(1,369)
EQ/CONSERVATIVE-PLUS ALLOCATION	B	2,613	(2,955)	(342)	1,562	(2,292)	(730)

EQ/CORE BOND INDEX	IA	95,775	(298,732)	(202,957)	5,530	(64,092)	(58,562)
EQ/CORE BOND INDEX	IB	11,161	(3,268)	7,893	10,774	(2,073)	8,701

EQ/EMERGING MARKETS EQUITY PLUS	IB	121	—	121	—	—	—

EQ/EQUITY 500 INDEX	IB	56,509	(7,800)	48,709	42,465	(6,619)	35,846

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	4,066	(1,833)	2,233	33,955	(277)	33,678
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	184	(86,881)	(86,697)	132,639	(1,146)	131,493

EQ/FRANKLIN RISING DIVIDENDS	IB	5,696	(2,406)	3,290	32,572	(528)	32,044

EQ/FRANKLIN STRATEGIC INCOME	IB	12,408	(2,915)	9,493	48,620	(665)	47,955

EQ/GLOBAL BOND PLUS	IB	2,164	(1,770)	394	3,289	(1,218)	2,071

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1,065	(2,047)	(982)	1,085	(1,111)	(26)

The accompanying notes are an integral part of these financial statements.

FSA-99

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,943	(493)	1,450	8,818	(596)	8,222

EQ/GROWTH STRATEGY	IB	28,848	(6,073)	22,775	45,879	(9,110)	36,769

EQ/INTERMEDIATE GOVERNMENT BOND	IA	31,404	(61,818)	(30,414)	32,304	(56,861)	(24,557)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,191	(1,595)	596	1,800	(1,530)	270

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	2,053	(1,694)	359	1,591	(1,092)	499

EQ/INTERNATIONAL EQUITY INDEX	IA	255,452	(135,207)	120,245	3,002	(8,301)	(5,299)
EQ/INTERNATIONAL EQUITY INDEX	IB	12,455	(4,582)	7,873	10,333	(2,688)	7,645

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	2,015	(462)	1,553	2,586	(436)	2,150

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	140	(584)	(444)	3,938	(14,445)	(10,507)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	1,853	(2,332)	(479)	2,453	(1,689)	764

EQ/INVESCO COMSTOCK	IB	1,720	(3,056)	(1,336)	3,479	(1,665)	1,814

EQ/INVESCO GLOBAL REAL ESTATE	IB	5,922	(1,818)	4,104	32,090	(263)	31,827

EQ/INVESCO INTERNATIONAL GROWTH	IB	5,901	(1,636)	4,265	29,493	(917)	28,576

EQ/JANUS ENTERPRISE	IA	1	(64,465)	(64,464)	942	(6,974)	(6,032)
EQ/JANUS ENTERPRISE	IB	2,927	(1,585)	1,342	1,405	(1,373)	32

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	—	(1)	(1)	—	(2)	(2)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	6,098	(1,588)	4,510	5,635	(1,319)	4,316

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	654	(2,436)	(1,782)	650	(563)	87

EQ/LARGE CAP GROWTH INDEX	IB	6,325	(1,967)	4,358	7,603	(2,754)	4,849

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	32	(483)	(451)	33	(514)	(481)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	1,772	(1,111)	661	1,131	(1,108)	23

EQ/LARGE CAP VALUE INDEX	IB	8,467	(2,629)	5,838	10,660	(1,560)	9,100

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	53	(20)	33	55	(61)	(6)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	1,482	(1,694)	(212)	2,134	(1,302)	832

EQ/LAZARD EMERGING MARKETS EQUITY	IB	15,278	(2,354)	12,924	81,075	(1,062)	80,013

EQ/LOOMIS SAYLES GROWTH	IB	8,150	(3,241)	4,909	11,242	(8,803)	2,439

The accompanying notes are an integral part of these financial statements.

FSA-100

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/MFS INTERNATIONAL GROWTH	IB	154,519	(90,084)	64,435	10,227	(6,602)	3,625

EQ/MFS INTERNATIONAL VALUE	IB	15,581	(3,138)	12,443	74,563	(1,483)	73,080

EQ/MFS MID CAP FOCUSED GROWTH	IB	7,996	(1,265)	6,731	24,577	(385)	24,192

EQ/MFS UTILITIES SERIES	K	22	(27)	(5)	1,883	(1,092)	791

EQ/MID CAP INDEX	IB	7,881	(1,558)	6,323	5,564	(1,643)	3,921

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	301	(596)	(295)	292	(609)	(317)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	906	(625)	281	916	(628)	288

EQ/MODERATE ALLOCATION	A	88	(36)	52	45	(35)	10
EQ/MODERATE ALLOCATION	B	6,374	(8,270)	(1,896)	5,950	(21,415)	(15,465)

EQ/MODERATE GROWTH STRATEGY	IB	47,264	(18,212)	29,052	61,040	(15,762)	45,278

EQ/MODERATE-PLUS ALLOCATION	A	114	(209)	(95)	2,802	(4,354)	(1,552)
EQ/MODERATE-PLUS ALLOCATION	B	9,833	(20,112)	(10,279)	7,420	(22,204)	(14,784)

EQ/MONEY MARKET	IA	52,166	(16,962)	35,204	9,279	(4,274)	5,005
EQ/MONEY MARKET	IB	201,858	(104,263)	97,595	127,277	(139,016)	(11,739)

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	27	—	27	—	—	—

EQ/OPPENHEIMER GLOBAL	IB	41	(2)	39	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	82	—	82	—	—	—

EQ/PIMCO REAL RETURN	IB	7,605	(4,913)	2,692	44,076	(964)	43,112

EQ/PIMCO TOTAL RETURN	IB	17,210	(6,090)	11,120	90,221	(1,123)	89,098

EQ/PIMCO ULTRA SHORT BOND	IA	968,409	(306,504)	661,905	2,365	(5,343)	(2,978)
EQ/PIMCO ULTRA SHORT BOND	IB	6,209	(4,442)	1,767	4,905	(2,912)	1,993

EQ/QUALITY BOND PLUS	IA	85	(140)	(55)	90	(156)	(66)
EQ/QUALITY BOND PLUS	IB	1,963	(1,791)	172	2,405	(963)	1,442

EQ/SCIENCE AND TECHNOLOGY	IB	10,416	(3,957)	6,459	32,260	(178)	32,082

EQ/SMALL COMPANY INDEX	IA	88,166	(126,928)	(38,762)	1,242	(7,444)	(6,202)

The accompanying notes are an integral part of these financial statements.

FSA-101

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/SMALL COMPANY INDEX	IB	5,339	(1,926)	3,413	3,426	(1,238)	2,188

EQ/T. ROWE PRICE GROWTH STOCK	IB	11,636	(80,386)	(68,750)	11,794	(6,342)	5,452

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	181	—	181	—	—	—

EQ/UBS GROWTH & INCOME	IB	1,512	(407)	1,105	1,402	(699)	703

EQ/WELLINGTON ENERGY	IB	10,260	(3,039)	7,221	30,367	(352)	30,015

FIDELITY® VIP ASSET MANAGER PORTFOLIO	Initial Class	395	(92)	303	185	(269)	(84)

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	Initial Class	220	(11,314)	(11,094)	4,354	(10,599)	(6,245)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	Service Class 2	1,961	(609)	1,352	1,382	(617)	765

FIDELITY® VIP MID CAP PORTFOLIO	Service Class 2	5,993	(1,456)	4,537	4,585	(963)	3,622

FRANKLIN INCOME VIP FUND	Class 2	569	(633)	(64)	5,580	(9,783)	(4,203)

FRANKLIN MUTUAL SHARES VIP FUND	Class 2	901	(518)	383	624	(263)	361

FRANKLIN SMALL CAP VALUE VIP FUND	Class 2	1,971	(472)	1,499	1,802	(508)	1,294

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	Series I	2	(175,956)	(175,954)	2,828	(6,520)	(3,692)

INVESCO V.I. GLOBAL CORE EQUITY FUND	Series I	2	(17)	(15)	1	(21)	(20)

INVESCO V.I. HEALTH CARE FUND	Series I	36	(53)	(17)	1,465	(2,231)	(766)

INVESCO V.I. MID CAP CORE EQUITY FUND	Series II	714	(375)	339	943	(806)	137

INVESCO V.I. SMALL CAP EQUITY FUND	Series II	1,434	(467)	967	1,153	(342)	811

INVESCO V.I. TECHNOLOGY FUND	Series I	37	(40)	(3)	1,609	(2,456)	(847)

IVY VIP HIGH INCOME	Class II	20,283	(3,547)	16,736	18,661	(2,514)	16,147

IVY VIP SMALL CAP GROWTH	Class II	3,168	(1,007)	2,161	2,453	(789)	1,664

JANUS HENDERSON ENTERPRISE PORTFOLIO	Institutional Shares	225,762	(109,137)	116,625	1,820	(2,085)	(265)

JANUS HENDERSON FORTY PORTFOLIO	Institutional Shares	—	(1,428)	(1,428)	1	(14,081)	(14,080)

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	Institutional Shares	1	(14)	(13)	—	(15)	(15)

JANUS HENDERSON MID CAP VALUE PORTFOLIO	Service Shares	66,993	(82,255)	(15,262)	1,114	(2,515)	(1,401)

JANUS HENDERSON OVERSEAS PORTFOLIO	Institutional Shares	2,189	(1,379)	810	178	(515)	(337)

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC Shares	7	—	7	—	—	—

MFS® INVESTORS TRUST SERIES	Service Class	410	(212)	198	521	(240)	281

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	Service Class	2,609	(362)	2,247	1,681	(767)	914

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	Class I	71	(44)	27	88	(593)	(505)

MULTIMANAGER AGGRESSIVE EQUITY	IB	4,033	(1,514)	2,519	3,396	(1,647)	1,749

MULTIMANAGER CORE BOND	IA	448,740	(560,746)	(112,006)	10,072	(24,351)	(14,279)
MULTIMANAGER CORE BOND	IB	2,643	(2,268)	375	3,580	(1,836)	1,744

MULTIMANAGER MID CAP GROWTH	IB	924	(249)	675	848	(348)	500

MULTIMANAGER MID CAP VALUE	IB	375	(1,547)	(1,172)	668	(604)	64

MULTIMANAGER TECHNOLOGY	IB	3,934	(1,879)	2,055	3,615	(1,061)	2,554

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Advisor Class	5,903	(2,368)	3,535	8,101	(1,827)	6,274

T. ROWE PRICE EQUITY INCOME PORTFOLIO	Class II	4,099	(1,075)	3,024	3,909	(684)	3,225

TARGET 2025 ALLOCATION	Class B	4,687	(521)	4,166	1,368	(931)	437

TARGET 2035 ALLOCATION	B	6,727	(896)	5,831	4,640	(1,892)	2,748

TARGET 2045 ALLOCATION	B	3,470	(837)	2,633	3,617	(796)	2,821

TARGET 2055 ALLOCATION	B	7,354	(1,051)	6,303	7,012	(517)	6,495

TEMPLETON DEVELOPING MARKETS VIP FUND	Class 2	4,189	(1,476)	2,713	5,036	(2,349)	2,687

TEMPLETON GLOBAL BOND VIP FUND	Class 2	13,107	(3,641)	9,466	11,361	(2,541)	8,820

TEMPLETON GROWTH VIP FUND	Class 2	1,715	(266)	1,449	798	(228)	570

VANECK VIP EMERGING MARKETS FUND	Initial Class	6	(55,120)	(55,114)	1,097	(2,877)	(1,780)

VANECK VIP GLOBAL HARD ASSETS FUND	Class S	11,502	(6,178)	5,324	7,164	(2,581)	4,583
VANECK VIP GLOBAL HARD ASSETS FUND	Initial Class	32,182	(23,063)	9,119	2,006	(3,216)	(1,210)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND .	Initial Class	63	(35,697)	(35,634)	2,179	(4,403)	(2,224)

The accompanying notes are an integral part of these financial statements.

** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The	— on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-103

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2019

1.	Organization

Equitable America Variable Account K (the “Variable Account” and formerly known as MONY America Variable Account K) was established by Equitable Life Insurance Company of America (“Equitable Financial” and formerly known as “MONY Life Insurance Company of America”) in 2013. Equitable Financial changed its name effective December 13, 2019, and the Variable Account changed its name subsequent to December 31, 2019. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with AXA Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Variable Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BNY Mellon Investment Adviser, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., and VanEck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open- ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Core Equity Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund
•	Invesco V.I. Technology Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-Plus Allocation(5)
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

BNY Mellon Investment Adviser, Inc.

•	BNY Mellon Stock Index Fund, Inc.(6)

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT Doubleline Dynamic Allocation
•	1290 VT Doubleline Opportunistic Bond
•	1290 VT Energy
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Natural Resources
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(7)
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility(9)
•	EQ/AB Small Cap Growth(10)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(11)
•	EQ/Blackrock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/Clearbridge Large Cap Growth(12)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(13)

FSA-104

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/Conservative Strategy(14)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity Plus
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(15)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(16)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(17)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(18)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(19)
•	EQ/International Value Managed Volatility(20)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(21)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(22)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(23)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(24)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(25)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(26)
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(27)
•	EQ/Moderate Growth Strategy(28)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond Plus
•	EQ/Science And Technology(29)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(30)
•	Multimanager Aggressive Equity

•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Janus Aspen Series

•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Forty Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Henderson Mid Cap Value Portfolio
•	Janus Henderson Overseas Portfolio

Lord Abbet Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Universal Institutional Funds, Inc.

•	Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Fund
•	VanEck VIP Global Hard Assets Fund
•	VanEck VIP Unconstrained Emerging Markets Bond Fund

FSA-105

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-Plus Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-Plus Allocation.
(6)	Formerly known as Dreyfus Stock Index Fund, Inc.
(7)	Formerly known as AXA 400 Managed Volatility.
(8)	Formerly known as AXA 500 Managed Volatility.
(9)	Formerly known as AXA 2000 Managed Volatility.
(10)	Formerly known as AXA/AB Small Cap Growth.
(11)	Formerly known as AXA Balanced Strategy.
(12)	Formerly known as AXA/Clearbridge Large Cap Growth.
(13)	Formerly known as AXA Conservative Growth Strategy.
(14)	Formerly known as AXA Conservative Strategy.
(15)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(16)	Formerly known as AXA Global Equity Managed Volatility.
(17)	Formerly known as AXA Growth Strategy.
(18)	Formerly known as AXA International Core Managed Volatility.
(19)	Formerly known as AXA International Managed Volatility.
(20)	Formerly known as AXA International Value Managed Volatility.
(21)	Formerly known as AXA/Janus Enterprise.
(22)	Formerly known as AXA Large Cap Core Managed Volatility.
(23)	Formerly known as AXA Large Cap Growth Managed Volatility.
(24)	Formerly known as AXA Large Cap Value Managed Volatility.
(25)	Formerly known as AXA/Loomis Sayles Growth.
(26)	Formerly known as EQ/Ivy Mid Cap Growth.
(27)	Formerly known as AXA Mid Cap Value Managed Volatility.
(28)	Formerly known as AXA Moderate Growth Strategy.
(29)	Formerly known as EQ/Ivy Science And Technology.
(30)	Formerly known as EQ/Ivy Energy.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Variable Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, and VUL OptimizerSM (collectively, the “Variable Life Policies”). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of AXA Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of Equitable Financial’s other assets and liabilities. The assets of the Variable Account are the property of Equitable Financial. However, the portion of the Variable Account’s assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct. The amount retained by Equitable Financial in the Variable Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Variable Account’s investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Variable Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-106

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable Financial’s General Account, and/or the Market Stabilizer Option.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Taxes:

The operations of the Variable Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable Financial is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-107

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$322,770	$93,997
1290 VT Doubleline Dynamic Allocation	1,437,989	286,750
1290 VT Doubleline Opportunistic Bond	339,399	49,447
1290 VT Energy	14,304	161
1290 VT Equity Income	539,846	3,013,874
1290 VT GAMCO Mergers & Acquisitions	561,935	336,194
1290 VT GAMCO Small Company Value	7,042,484	2,658,672
1290 VT Low Volatility Global Equity	1,245	—
1290 VT Natural Resources	7,297	161
1290 VT Small Cap Value	7,139	77
1290 VT Smartbeta Equity	427,943	63,568
1290 VT Socially Responsible	472,253	247,433
All Asset Growth-Alt 20	2,197,695	874,950
American Funds Insurance Series® Global Small Capitalization FundSM	1,091,641	99,525
American Funds Insurance Series® New World Fund®	1,196,284	301,042
BNY Mellon Stock Index Fund, Inc.	16,184,985	10,754,490
CharterSM Multi-Sector Bond	428,931	264,859
CharterSM Small Cap Growth	824,179	116,806
CharterSM Small Cap Value	157,825	60,497
EQ/400 Managed Volatility	305,946	98,835
EQ/500 Managed Volatility	983,465	258,158
EQ/2000 Managed Volatility	384,563	123,155
EQ/AB Small Cap Growth	2,527,373	379,424
EQ/Aggressive Allocation	3,827,933	1,193,652
EQ/American Century Mid Cap Value	2,520,052	404,493
EQ/Balanced Strategy	4,593,340	1,419,198
EQ/Blackrock Basic Value Equity	2,882,537	1,173,285
EQ/Capital Guardian Research	667,506	241,450
EQ/Clearbridge Large Cap Growth	1,223,341	1,338,914
EQ/Common Stock Index	14,448,071	3,386,029
EQ/Conservative Allocation	507,160	625,017
EQ/Conservative Growth Strategy	1,709,244	1,051,719
EQ/Conservative Strategy	482,738	406,548
EQ/Conservative-Plus Allocation	831,772	572,137
EQ/Core Bond Index	3,413,188	5,290,168
EQ/Emerging Markets Equity Plus	13,229	32
EQ/Equity 500 Index	17,557,311	2,164,081
EQ/Fidelity Institutional AM® Large Cap	1,115,505	3,506,399

FSA-108

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Franklin Rising Dividends	$1,688,182	$657,567
EQ/Franklin Strategic Income	2,234,011	419,542
EQ/Global Bond Plus	349,050	249,267
EQ/Global Equity Managed Volatility	748,143	726,509
EQ/Goldman Sachs Mid Cap Value	465,731	108,059
EQ/Growth Strategy	7,415,366	1,198,044
EQ/Intermediate Government Bond	992,135	1,390,189
EQ/International Core Managed Volatility	527,198	287,062
EQ/International Equity Index	6,063,155	2,771,387
EQ/International Managed Volatility	308,814	62,681
EQ/International Value Managed Volatility	548,855	452,534
EQ/Invesco Comstock	693,097	781,523
EQ/Invesco Global Real Estate	1,705,158	343,099
EQ/Invesco International Growth	1,166,781	268,955
EQ/Janus Enterprise	1,615,037	2,888,630
EQ/JPMorgan Value Opportunities	2,417,691	596,307
EQ/Large Cap Core Managed Volatility	398,450	643,692
EQ/Large Cap Growth Index	2,436,351	522,460
EQ/Large Cap Growth Managed Volatility	1,733,218	584,050
EQ/Large Cap Value Index	1,728,664	375,795
EQ/Large Cap Value Managed Volatility	1,007,538	413,581
EQ/Lazard Emerging Markets Equity	2,195,635	277,690
EQ/Loomis Sayles Growth	2,946,602	1,219,383
EQ/MFS International Growth	5,815,123	2,663,531
EQ/MFS International Value	3,668,442	700,778
EQ/MFS Mid Cap Focused Growth	2,275,238	364,269
EQ/MFS Utilities Series	3,016	1,702
EQ/Mid Cap Index	2,880,181	476,931
EQ/Mid Cap Value Managed Volatility	762,277	269,754
EQ/Moderate Allocation	3,753,108	1,741,906
EQ/Moderate Growth Strategy	12,767,860	3,313,076
EQ/Moderate-Plus Allocation	9,444,324	4,875,487
EQ/Money Market	27,868,727	14,630,702
EQ/Morgan Stanley Small Cap Growth	3,059	16
EQ/Oppenheimer Global	4,436	173
EQ/PIMCO Global Real Return	8,309	—
EQ/PIMCO Real Return	1,165,039	635,303
EQ/PIMCO Total Return	2,953,938	830,226
EQ/PIMCO Ultra Short Bond	15,354,470	5,096,981
EQ/Quality Bond Plus	397,143	322,793
EQ/Science And Technology	2,498,729	886,232
EQ/Small Company Index	4,594,981	3,519,084
EQ/T. Rowe Price Growth Stock	4,237,203	3,693,229
EQ/T. Rowe Price Health Sciences	19,870	28
EQ/UBS Growth & Income	517,320	117,074
EQ/Wellington Energy	784,208	238,393
Fidelity® VIP Asset Manager Portfolio	9,719	2,207
Fidelity® VIP Growth & Income Portfolio	795,971	466,846
Fidelity® VIP Mid Cap Portfolio	1,803,607	312,955
Franklin Income VIP Fund	32,216	11,426
Franklin Mutual Shares VIP Fund	263,157	99,355
Franklin Small Cap Value VIP Fund	695,134	105,907
Invesco V.I. Diversified Dividend Fund	1,148	2,412,888
Invesco V.I. Global Core Equity Fund	157	312

FSA-109

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Invesco V.I. Health Care Fund	$2,669	$1,929
Invesco V.I. Mid Cap Core Equity Fund	256,634	69,334
Invesco V.I. Small Cap Equity Fund	437,793	93,943
Invesco V.I. Technology Fund	4,847	1,471
Ivy VIP High Income	3,149,150	456,151
Ivy VIP Small Cap Growth	936,340	230,038
Janus Henderson Enterprise Portfolio	6,130,506	3,089,178
Janus Henderson Forty Portfolio	140,465	49,953
Janus Henderson Global Research Portfolio	1,609	238
Janus Henderson Mid Cap Value Portfolio	2,480,635	2,766,788
Janus Henderson Overseas Portfolio	47,054	30,277
Lord Abbett Series Fund—Bond Debenture Portfolio	724	36
MFS® Investors Trust Series	146,638	54,250
MFS® Massachusetts Investors Growth Stock Portfolio	897,364	106,873
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio	8,069	1,493
Multimanager Aggressive Equity	1,494,187	359,159
Multimanager Core Bond	7,734,073	8,934,611
Multimanager Mid Cap Growth	675,129	124,904
Multimanager Mid Cap Value	275,181	486,376
Multimanager Technology	3,934,708	1,376,323
PIMCO Commodityrealreturn® Strategy Portfolio	491,911	159,838
T. Rowe Price Equity Income Portfolio	1,130,443	235,963
Target 2025 Allocation	614,215	62,870
Target 2035 Allocation	891,717	110,708
Target 2045 Allocation	494,977	106,959
Target 2055 Allocation	984,471	140,304
Templeton Developing Markets VIP Fund	543,024	184,949
Templeton Global Bond VIP Fund	2,254,376	471,244
Templeton Growth VIP Fund	452,219	44,431
Vaneck VIP Emerging Markets Fund	636	1,448,367
Vaneck VIP Global Hard Assets Fund	1,650,296	1,064,488
Vaneck VIP Unconstrained Emerging Markets Bond Fund	1,603	768,117

5.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FSA-110

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including 1290 VT Natural Resources, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity Plus, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC (“AXA Network”), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker- dealers under contracts with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of

FSA-111

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

6.	Contractowner Charges (Continued)

the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 12%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

Administrative Charge	Monthly

$0 to $20

A charge between $0.03 and $1.20 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.

Unit liquidation from account value

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	$0 to $25	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge – $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge – 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

FSA-112

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

6.	Contractowner Charges (Concluded)

For policies with the Market Stabilizer Option, there is an additional charge ranging from 1.15% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option is 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

7.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value
Share Class	Class II	Class IB
Shares	387,707	387,707
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$7,955,752	$—
Net Assets After Substitution	$—	$7,955,752
Realized Loss	$(93,896)

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)
Shares — Service Class 2	227,787	—
Net Asset Value — Service Class 2	$34.69	$—
Shares — Class B		227,787
Net Asset Value — Class B	$—	$34.69
Shares — Initial Class	138,140
Net Asset Value — Initial Class	$35.67	$—
Shares — Class K		138,140
Net Asset Value — Class K	$—	$35.67
Net Assets Before Substitution	$12,829,393	$—
Net Assets After Substitution	$—	$12,829,393
Realized Gain	$1,611,748

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends
Share Class	Class 2	Class IB
Shares	291,551	291,551
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$7,877,225	$—
Net Assets After Substitution	$—	$7,877,225
Realized Gain	$348,278

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income
Share Class	Class 2	Class IB
Shares	618,708	618,708
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$6,447,990	$—
Net Assets After Substitution	$—	$6,447,990
Realized Loss	$(345,398)	$—

FSA-113

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

7.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value
Share Class	Service Shares	Class IB
Shares	104,054	104,054
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$1,736,657	$—
Net Assets After Substitution	$—	$1,736,657
Realized Loss	$(39,517)

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate
Share Class	Series II	Class IB
Shares	338,925	338,925
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$5,161,825	$—
Net Assets After Substitution	$—	$5,161,825
Realized Loss	$(340,459)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth
Share Class	Series II	Class IB
Shares	122,334	122,334
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$4,205,837	$—
Net Assets After Substitution	$—	$4,205,837
Realized Loss	$(131,726)

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity
Share Class	Service Shares	Class IB
Shares	433,508	433,508
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$8,427,398	$—
Net Assets After Substitution	$—	$8,427,398
Realized Loss	$(618,300)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value
Share Class	Service Shares	Class IB
Shares	568,854	568,854
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$14,613,864	$—
Net Assets After Substitution	$—	$14,613,864
Realized Gain	$653,944

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)
Share Class	Common Shares	Class IB
Shares	466,621	466,621
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$5,665,713	$—
Net Assets After Substitution	$—	$5,665,713
Realized Gain	$643,625

FSA-114

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

7.	Reorganizations (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series
Share Class	Initial Class	Class K
Shares	2,122	2,122
Net Asset Value	$30.36	$30.36
Net Assets Before Substitution	$64,410	$—
Net Assets After Substitution	$—	$64,410
Realized Gain	$873

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return
Share Class	Advisor Class	Class IB
Shares	447,122	447,122
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$5,307,339	$—
Net Assets After Substitution	$—	$5,307,339
Realized Loss	$(323,211)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return
Share Class	Advisor Class	Class IB
Shares	1,062,334	1,062,334
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$11,165,130	$—
Net Assets After Substitution	$—	$11,165,130
Realized Loss	$(498,865)

October 22, 2018	Ivy VIP Science And Technology	EQ/Science And Technology(3)
Share Class	Common Shares	Class IB
Shares	196,200	196,200
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$5,682,690	$—
Net Assets After Substitution	$—	$5,682,690
Realized Gain	$664,040

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)
Share Class	Common Shares	Class IB
Shares	532,016	532,016
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$3,042,759	$—
Net Assets After Substitution	$—	$3,042,759
Realized Loss	$(193,448)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

FSA-115

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
1290 VT Convertible Securities, Class IB
2019	$151.05	4,521	$683	4.83%	23.93%
2018	$121.88	3,135	$382	3.22%	(4.26)%
2017	$127.30	1,763	$224	4.40%	14.27%
2016(c)	$111.40	29	$3	3.12%	10.09%
1290 VT Doubleline Dynamic Allocation, Class IB
2019	$139.50	46,762	$6,524	2.20%	18.10%
2018	$118.12	40,521	$4,786	1.84%	(4.12)%
2017	$123.19	33,322	$4,105	0.69%	9.61%
2016	$112.39	20,338	$2,286	1.94%	8.61%
2015	$103.48	11,330	$1,172	1.13%	(3.72)%
1290 VT DoubleLine Opportunistic Bond, Class IB
2019	$109.38	5,639	$617	4.04%	8.12%
2018	$101.17	3,110	$315	5.32%	(0.94)%
2017(d)	$102.13	899	$92	3.04%	1.58%
1290 VT Energy, Class IB
2019(v)	$103.34	143	$15	12.80%	(0.95)%
1290 VT Equity Income, Class IA
2019	$40.21	85,786	$3,449	2.30%	24.22%
2018	$32.37	161,840	$5,239	1.92%	(11.70)%
2017	$36.66	182,850	$6,703	1.69%	15.83%
2016	$31.65	223,614	$7,077	2.06%	13.00%
2015	$28.01	246,558	$6,906	1.57%	(1.68)%
1290 VT Equity Income, Class IB
2019	$283.57	10,637	$3,009	2.30%	24.21%
2018	$228.29	11,112	$2,537	1.92%	(11.69)%
2017	$258.51	10,834	$2,801	1.69%	15.84%
2016	$223.16	10,125	$2,259	2.06%	12.99%
2015	$197.51	9,441	$1,865	1.57%	(1.70)%
1290 VT GAMCO Mergers and Acquisitions, Class IB
2019	$197.64	12,095	$2,390	4.21%	8.62%
2018	$181.95	11,618	$2,114	1.55%	(4.91)%
2017	$191.34	9,897	$1,894	0.18%	6.18%
2016	$180.20	8,756	$1,578	0.01%	7.69%
2015	$167.33	8,484	$1,420	—	2.62%
1290 VT GAMCO Small Company Value, Class IB
2019	$100.69	101,247	$39,697	0.64%	23.35%
2018	$81.63	106,656	$29,504	0.60%	(15.58)%
2017	$96.69	96,720	$30,062	0.66%	16.09%
2016	$83.29	91,809	$22,552	0.54%	23.28%
2015	$67.56	87,773	$16,874	0.55%	(5.71)%
1290 VT Low Volatility Global Equity, Class IB
2019(v)	$106.66	12	$1	—	4.12%
1290 VT Natural Resources, Class IB
2019(v)	$102.67	71	$7	6.17%	(1.01)%
1290 VT Small Cap Value, Class IB
2019(v)	$109.04	68	$7	0.23%	5.00%
1290 VT SmartBeta Equity, Class IB
2019	$150.28	4,288	$640	1.63%	26.93%
2018	$118.40	1,720	$204	1.85%	(6.08)%
2017	$126.07	353	$44	2.44%	21.72%
2016(c)	$103.57	65	$7	3.31%	3.78%

FSA-116

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
1290 VT Socially Responsible, Class IA
2019	$24.08	272	$7	1.31%	30.23%
2018	$18.49	274	$5	1.32%	(4.35)%
2017	$19.33	277	$5	0.83%	20.36%
2016	$16.06	280	$5	1.26%	10.00%
2015	$14.60	283	$5	1.14%	0.41%
1290 VT Socially Responsible, Class IB
2019	$267.51	3,223	$852	1.31%	30.26%
2018	$205.36	2,407	$494	1.32%	(4.37)%
2017	$214.75	1,418	$305	0.83%	20.40%
2016	$178.36	1,386	$247	1.26%	9.96%
2015	$162.21	1,297	$210	1.14%	0.48%
All Asset Growth-Alt 20, Class IB
2019	$23.79	61,990	$11,256	1.77%	19.07%
2018	$19.98	66,500	$8,783	1.91%	(7.54)%
2017(e)	$21.61	59,874	$8,434	1.87%	15.87%
2016	$18.65	39,326	$4,233	1.47%	9.58%
2015	$17.02	34,421	$3,278	0.89%	(3.95)%
American Funds Insurance Series® Global Small Capitalization FundSM, Class 4
2019	$171.78	17,319	$2,960	0.01%	31.25%
2018	$130.88	11,775	$1,541	0.02%	(10.81)%
2017	$146.74	6,948	$1,020	0.39%	25.62%
2016	$116.81	3,330	$389	0.12%	1.85%
2015	$114.69	2,116	$243	—	(0.02)%
American Funds Insurance Series® New World Fund®, Class 4
2019	$142.11	23,299	$3,309	0.85%	28.82%
2018	$110.32	17,238	$1,902	0.82%	(14.25)%
2017	$128.66	9,018	$1,160	1.04%	29.06%
2016	$99.69	5,164	$515	0.80%	5.05%
2015	$94.90	2,607	$247	0.59%	(3.38)%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2019	$49.90	597,861	$29,832	1.74%	31.18%
2018	$38.04	503,245	$19,142	1.64%	(4.64)%
2017	$39.89	555,114	$22,141	1.65%	21.54%
2016	$32.82	690,245	$22,652	2.03%	11.71%
2015	$29.38	746,119	$21,920	1.81%	1.10%
CharterSM Multi-Sector Bond, Class B
2019	$154.29	18,875	$2,912	2.16%	6.91%
2018	$144.32	18,191	$2,626	2.44%	(0.50)%
2017	$145.05	15,953	$2,314	1.70%	2.24%
2016	$141.87	14,364	$2,038	2.12%	2.93%
2015	$137.83	13,515	$1,863	1.59%	(0.64)%
CharterSM Small Cap Growth, Class B
2019	$29.71	13,282	$2,756	2.13%	33.05%
2018	$22.33	10,859	$1,746	3.84%	(5.02)%
2017	$23.51	10,299	$1,698	2.70%	24.33%
2016	$18.91	45,947	$2,035	—	9.37%
2015	$17.29	52,142	$1,990	0.26%	(6.03)%
CharterSM Small Cap Value, Class B
2019	$383.11	3,675	$1,408	0.48%	24.64%
2018	$307.37	3,550	$1,092	1.23%	(12.98)%
2017	$353.23	3,440	$1,215	1.50%	11.30%
2016	$317.38	3,582	$1,137	1.43%	25.23%
2015	$253.43	3,444	$873	0.54%	(13.13)%

FSA-117

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/400 Managed Volatility, Class IB
2019	$239.80	4,737	$1,136	1.09%	24.93%
2018	$191.95	3,977	$763	0.92%	(12.27)%
2017	$218.79	4,609	$1,008	0.81%	15.23%
2016	$189.88	3,107	$590	0.81%	19.68%
2015	$158.65	2,666	$423	0.59%	(3.11)%
EQ/500 Managed Volatility, Class IB
2019	$278.21	15,780	$4,390	1.70%	29.90%
2018	$214.17	13,435	$2,877	1.20%	(6.06)%
2017	$227.98	10,899	$2,485	1.35%	20.75%
2016	$188.80	5,656	$1,068	1.45%	11.03%
2015	$170.05	4,055	$690	1.05%	0.37%
EQ/2000 Managed Volatility, Class IB
2019	$222.87	7,005	$1,561	1.01%	24.45%
2018	$179.09	6,089	$1,091	0.86%	(11.92)%
2017	$203.32	4,631	$942	0.83%	13.85%
2016	$178.58	3,173	$567	0.81%	20.53%
2015	$148.16	2,743	$406	0.42%	(5.10)%
EQ/AB Small Cap Growth, Class IA
2019	$39.46	126	$5	0.19%	27.78%
2018	$30.88	134	$5	0.14%	(7.88)%
2017	$33.52	141	$5	0.31%	22.69%
2016	$27.32	148	$4	0.39%	12.57%
2015	$24.27	156	$4	0.05%	(2.92)%
EQ/AB Small Cap Growth, Class IB
2019	$533.87	18,332	$9,678	0.19%	27.80%
2018	$417.73	15,659	$6,541	0.14%	(7.88)%
2017	$453.45	13,731	$6,226	0.31%	22.67%
2016	$369.65	12,870	$4,757	0.39%	12.58%
2015	$328.35	11,455	$3,761	0.05%	(2.91)%
EQ/Aggressive Allocation, Class B
2019	$293.12	115,584	$33,863	1.59%	24.49%
2018	$235.46	116,698	$27,478	1.58%	(8.72)%
2017	$257.94	119,773	$30,895	1.52%	19.10%
2016	$216.58	124,403	$26,944	0.94%	8.78%
2015	$199.09	131,713	$26,223	0.95%	(1.75)%
EQ/American Century Mid Cap Value, Class IB
2019	$280.16	42,454	$11,861	2.02%	28.82%
2018(f)(g)	$217.49	34,825	$7,574	0.57%	(9.39)%
EQ/Balanced Strategy, Class IB
2019	$180.48	212,427	$38,345	1.58%	15.69%
2018	$156.00	200,917	$31,344	1.23%	(4.18)%
2017	$162.81	194,040	$31,592	1.35%	9.85%
2016	$148.21	179,846	$26,655	0.99%	5.98%
2015	$139.85	151,156	$21,139	1.04%	(0.64)%
EQ/BlackRock Basic Value Equity, Class IB
2019	$585.44	28,630	$16,690	1.99%	23.44%
2018	$474.29	27,217	$12,909	1.67%	(8.01)%
2017	$515.61	25,754	$13,279	1.52%	8.11%
2016	$476.93	22,775	$10,862	1.61%	17.96%
2015	$404.30	20,863	$8,435	1.39%	(6.15)%
EQ/Capital Guardian Research, Class IA
2019	$30.04	1,896	$57	0.58%	32.86%
2018	$22.61	1,910	$43	0.61%	(4.84)%
2017	$23.76	3,081	$73	0.86%	25.45%
2016	$18.94	3,139	$59	0.94%	8.41%
2015	$17.47	3,625	$63	0.65%	1.93%

FSA-118

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Capital Guardian Research, Class IB
2019	$425.90	6,782	$2,889	0.58%	32.88%
2018	$320.51	6,551	$2,100	0.61%	(4.84)%
2017	$336.81	5,775	$1,945	0.86%	25.44%
2016	$268.51	4,825	$1,296	0.94%	8.42%
2015	$247.65	4,317	$1,069	0.65%	1.91%
EQ/Clearbridge Large Cap Growth, Class IB
2019	$355.63	27,627	$9,814	0.03%	32.00%
2018	$269.42	29,759	$8,018	0.18%	(0.35)%
2017	$270.36	29,390	$7,946	0.08%	25.59%
2016	$215.27	29,872	$6,430	—	0.88%
2015	$213.39	28,049	$5,985	—	1.27%
EQ/Common Stock Index, Class IA
2019	$43.14	23,523	$1,015	1.60%	30.25%
2018	$33.12	1,056	$35	1.49%	(5.80)%
2017	$35.16	1,189	$42	1.48%	20.45%
2016	$29.19	1,248	$36	1.77%	11.71%
2015	$26.13	1,293	$34	1.55%	(0.08)%
EQ/Common Stock Index, Class IB
2019	$275.63	191,814	$52,691	1.60%	30.24%
2018	$211.64	161,681	$34,218	1.49%	(5.80)%
2017	$224.67	125,686	$28,238	1.48%	20.47%
2016	$186.50	99,605	$18,576	1.77%	11.69%
2015	$166.98	80,263	$13,402	1.55%	(0.05)%
EQ/Conservative Allocation, Class A
2019	$14.61	—	$—	1.65%	9.27%
2018	$13.37	15,345	$205	1.61%	(1.62)%
2017	$13.59	13,084	$178	1.08%	5.02%
2016	$12.94	6,944	$90	1.00%	2.86%
2015	$12.58	62	$1	0.83%	(0.24)%
EQ/Conservative Allocation, Class B
2019	$173.64	21,380	$3,712	1.65%	9.24%
2018	$158.96	21,639	$3,440	1.61%	(1.56)%
2017	$161.48	19,884	$3,211	1.08%	4.95%
2016	$153.87	22,780	$3,505	1.00%	2.92%
2015	$149.50	21,739	$3,250	0.83%	(0.24)%
EQ/Conservative Growth Strategy, Class IB
2019	$166.29	59,790	$9,942	1.52%	13.39%
2018	$146.65	57,291	$8,402	1.29%	(3.25)%
2017	$151.58	50,847	$7,707	1.32%	7.98%
2016	$140.38	43,432	$6,097	0.91%	4.96%
2015	$133.74	39,291	$5,255	0.97%	(0.46)%
EQ/Conservative Strategy, Class IB
2019	$140.14	18,935	$2,654	1.54%	8.94%
2018	$128.64	18,765	$2,414	1.27%	(1.40)%
2017	$130.46	18,293	$2,387	1.07%	4.27%
2016	$125.12	18,379	$2,300	0.83%	2.83%
2015	$121.68	17,672	$2,150	0.88%	(0.17)%
EQ/Conservative-Plus Allocation, Class A
2019	$15.70	1,025	$16	1.59%	13.44%
2018	$13.84	1,035	$14	1.52%	(3.62)%
2017	$14.36	2,404	$35	1.18%	8.79%
2016	$13.20	5,449	$72	0.93%	4.76%
2015	$12.60	7,440	$94	0.84%	(0.63)%

FSA-119

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Conservative-Plus Allocation, Class B
2019	$201.31	33,726	$6,775	1.59%	13.48%
2018	$177.40	34,068	$6,044	1.52%	(3.64)%
2017	$184.11	34,798	$6,406	1.18%	8.82%
2016	$169.18	37,582	$6,358	0.93%	4.73%
2015	$161.54	37,763	$6,100	0.84%	(0.65)%
EQ/Core Bond Index, Class IA
2019	$16.99	252,650	$4,294	2.02%	6.25%
2018	$15.99	455,607	$7,286	1.91%	0.25%
2017	$15.95	514,169	$8,201	1.68%	1.46%
2016	$15.72	539,817	$8,487	1.53%	1.35%
2015	$15.51	596,267	$9,247	1.48%	0.45%
EQ/Core Bond Index, Class IB
2019	$152.00	51,562	$7,783	2.02%	6.26%
2018	$143.04	43,669	$6,246	1.91%	0.25%
2017	$142.69	34,968	$4,990	1.68%	1.46%
2016	$140.63	25,740	$3,620	1.53%	1.38%
2015	$138.72	22,114	$3,068	1.48%	0.44%
EQ/Emerging Markets Equity Plus, Class IB
2019(v)	$112.00	121	$14	11.20%	6.28%
EQ/Equity 500 Index, Class IB
2019	$307.67	254,951	$77,757	1.77%	30.68%
2018	$235.43	206,242	$48,556	1.60%	(4.94)%
2017	$247.66	170,396	$42,200	1.62%	21.04%
2016	$204.61	136,579	$27,945	1.87%	11.23%
2015	$183.95	109,828	$20,203	1.85%	0.79%
EQ/Fidelity Institutional AM® Large Cap, Class IB
2019	$277.75	35,911	$9,974	1.02%	31.07%
2018(f)(h)	$211.91	33,678	$7,137	0.26%	(11.07)%
EQ/Fidelity Institutional AM® Large Cap, Class K
2019	$43.70	44,796	$1,958	1.02%	31.39%
2018(f)(h)	$33.26	131,493	$4,373	0.26%	(11.02)%
EQ/Franklin Rising Dividends, Class IB
2019	$301.65	35,334	$10,642	1.16%	29.76%
2018(f)(i)	$232.46	32,044	$7,449	0.29%	(7.28)%
EQ/Franklin Strategic Income, Class IB
2019	$148.04	57,448	$8,495	4.44%	8.73%
2018(f)(j)	$136.15	47,955	$6,529	0.71%	(1.14)%
EQ/Global Bond PLUS, Class IB
2019	$143.93	20,972	$3,019	0.84%	6.21%
2018	$135.52	20,578	$2,789	1.45%	(1.63)%
2017	$137.76	18,507	$2,549	0.04%	4.65%
2016	$131.64	14,638	$1,927	2.06%	0.68%
2015	$130.75	12,969	$1,696	0.05%	(3.80)%
EQ/Global Equity Managed Volatility, Class IB
2019	$387.83	24,677	$9,571	1.35%	25.27%
2018	$309.60	25,659	$7,944	1.07%	(12.16)%
2017	$352.45	25,685	$9,053	1.10%	26.08%
2016	$279.54	25,995	$7,267	0.96%	4.48%
2015	$267.56	25,993	$6,955	0.90%	(1.73)%
EQ/Goldman Sachs Mid Cap Value, Class IB
2019	$238.65	9,672	$2,300	0.95%	30.79%
2018(f)(k)	$182.47	8,222	$1,500	0.22%	(8.70)%

FSA-120

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Growth Strategy, Class IB
2019	$212.19	262,854	$55,776	1.63%	20.26%
2018	$176.45	240,079	$42,362	1.28%	(6.08)%
2017	$187.88	203,310	$38,198	1.62%	13.72%
2016	$165.21	175,796	$29,042	1.01%	8.09%
2015	$152.84	152,954	$23,378	1.23%	(0.98)%
EQ/Intermediate Government Bond, Class IA
2019	$19.17	246,567	$4,728	1.50%	4.13%
2018	$18.41	276,981	$5,097	1.26%	0.88%
2017	$18.25	301,538	$5,505	0.82%	0.33%
2016	$18.19	334,618	$6,088	0.66%	0.44%
2015	$18.11	358,458	$6,492	0.58%	0.44%
EQ/Intermediate Government Bond, Class IB
2019	$130.50	9,336	$1,292	1.50%	4.17%
2018	$125.27	8,740	$1,153	1.26%	0.83%
2017	$124.24	8,470	$1,085	0.82%	0.34%
2016	$123.82	7,857	$989	0.66%	0.45%
2015	$123.26	6,425	$792	0.58%	0.42%
EQ/International Core Managed Volatility, Class IB
2019	$187.96	25,600	$4,808	2.09%	22.44%
2018	$153.51	25,241	$3,875	1.77%	(14.89)%
2017	$180.36	24,742	$4,463	1.69%	26.31%
2016	$142.79	25,149	$3,591	0.30%	0.21%
2015	$142.49	24,104	$3,434	0.06%	(4.34)%
EQ/International Equity Index, Class IA
2019	$16.44	338,179	$5,559	3.04%	22.14%
2018	$13.46	217,934	$2,933	2.58%	(15.19)%
2017	$15.87	223,233	$3,543	2.86%	23.21%
2016	$12.88	203,542	$2,622	2.89%	2.22%
2015	$12.60	210,577	$2,653	2.42%	(2.10)%
EQ/International Equity Index, Class IB
2019	$166.32	66,097	$10,984	3.04%	22.14%
2018	$136.17	58,224	$7,928	2.58%	(15.17)%
2017	$160.52	50,579	$8,118	2.86%	23.22%
2016	$130.27	44,017	$5,733	2.89%	2.20%
2015	$127.47	39,286	$5,008	2.42%	(2.13)%
EQ/International Managed Volatility, Class IB
2019	$146.58	9,990	$1,464	2.60%	21.44%
2018	$120.70	8,437	$1,018	2.09%	(14.45)%
2017	$141.09	6,287	$887	2.50%	24.25%
2016	$113.55	3,450	$392	1.35%	(0.12)%
2015	$113.69	2,892	$329	0.04%	(2.40)%
EQ/International Value Managed Volatility, Class IA
2019	$21.15	25,007	$529	2.30%	22.68%
2018	$17.24	25,451	$439	1.69%	(16.51)%
2017	$20.65	35,958	$743	1.99%	23.43%
2016	$16.73	52,304	$875	0.49%	0.72%
2015	$16.61	60,504	$1,005	0.10%	(3.15)%
EQ/International Value Managed Volatility, Class IB
2019	$200.10	21,701	$4,342	2.30%	22.66%
2018	$163.14	22,180	$3,619	1.69%	(16.49)%
2017	$195.36	21,416	$4,184	1.99%	23.37%
2016	$158.35	19,967	$3,163	0.49%	0.74%
2015	$157.18	19,262	$3,028	0.10%	(3.16)%

FSA-121

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Invesco Comstock, Class IB
2019	$269.33	16,648	$4,482	2.01%	24.98%
2018	$215.50	17,984	$3,876	1.61%	(12.39)%
2017	$245.99	16,170	$3,978	0.80%	17.98%
2016	$208.50	16,759	$3,494	2.67%	17.37%
2015	$177.64	15,806	$2,808	2.22%	(6.19)%
EQ/Invesco Global Real Estate, Class IB
2019	$201.75	35,931	$7,216	4.90%	22.52%
2018(f)(l)	$164.67	31,827	$5,240	0.56%	(0.75)%
EQ/Invesco International Growth, Class IB
2019	$182.19	32,841	$5,983	1.82%	28.20%
2018(f)(m)	$142.11	28,576	$4,061	0.21%	(5.03)%
EQ/Janus Enterprise, Class IA
2019	$47.97	12,549	$602	0.02%	36.47%
2018	$35.15	77,013	$2,707	—	(1.79)%
2017	$35.79	83,045	$2,972	—	27.91%
2016	$27.98	67,674	$1,894	—	(4.34)%
2015	$29.25	74,136	$2,168	—	(5.49)%
EQ/Janus Enterprise, Class IB
2019	$391.15	23,115	$9,027	0.02%	36.46%
2018	$286.64	21,773	$6,241	—	(1.79)%
2017	$291.87	21,741	$6,346	—	27.90%
2016	$228.20	22,550	$5,146	—	(4.33)%
2015	$238.53	20,466	$4,882	—	(5.49)%
EQ/JPMorgan Value Opportunities, Class IA
2019	$21.24	48	$1	1.36%	27.49%
2018	$16.66	49	$1	1.16%	(15.39)%
2017	$19.69	51	$1	1.07%	17.69%
2016	$16.73	52	$1	1.21%	21.58%
2015	$13.76	54	$1	0.76%	(2.27)%
EQ/JPMorgan Value Opportunities, Class IB
2019	$417.39	22,681	$9,344	1.36%	27.53%
2018	$327.29	18,171	$5,947	1.16%	(15.40)%
2017	$386.87	13,855	$5,360	1.07%	17.72%
2016	$328.64	7,072	$2,324	1.21%	21.53%
2015	$270.42	4,920	$1,330	0.76%	(2.28)%
EQ/Large Cap Core Managed Volatility, Class IB
2019	$278.82	11,613	$3,236	1.18%	29.96%
2018	$214.54	13,395	$2,874	1.05%	(6.42)%
2017	$229.27	13,308	$3,051	1.04%	21.95%
2016	$188.00	13,262	$2,493	1.15%	9.83%
2015	$171.18	13,090	$2,241	0.95%	0.38%
EQ/Large Cap Growth Index, Class IB
2019	$297.69	37,825	$11,230	0.68%	35.34%
2018	$219.96	33,467	$7,362	0.70%	(2.26)%
2017	$225.05	28,618	$6,441	0.85%	29.22%
2016	$174.16	21,783	$3,794	1.10%	6.34%
2015	$163.77	20,017	$3,278	0.94%	4.87%
EQ/Large Cap Growth Managed Volatility, Class IA
2019	$36.53	10,069	$368	0.45%	33.71%
2018	$27.32	10,520	$287	0.50%	(2.98)%
2017	$28.16	11,001	$310	0.50%	29.23%
2016	$21.79	11,517	$251	0.59%	5.52%
2015	$20.65	12,100	$250	0.29%	4.03%

FSA-122

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Large Cap Growth Managed Volatility, Class IB
2019	$575.22	19,206	$10,962	0.45%	33.72%
2018	$430.17	18,545	$7,978	0.50%	(2.98)%
2017	$443.36	18,522	$8,212	0.50%	29.21%
2016	$343.12	18,484	$6,342	0.59%	5.51%
2015	$325.20	18,209	$5,921	0.29%	4.03%
EQ/Large Cap Value Index, Class IB
2019	$157.29	47,200	$7,419	2.43%	25.63%
2018	$125.20	41,362	$5,179	2.28%	(8.89)%
2017	$137.42	32,262	$4,434	2.05%	13.00%
2016	$121.61	24,561	$2,987	2.52%	16.47%
2015	$104.41	19,297	$2,015	1.99%	(4.43)%
EQ/Large Cap Value Managed Volatility, Class IA
2019	$33.28	2,136	$71	2.02%	25.44%
2018	$26.53	2,103	$55	2.59%	(9.92)%
2017	$29.45	2,109	$62	1.55%	13.84%
2016	$25.87	2,072	$53	1.74%	15.34%
2015	$22.43	2,422	$55	1.61%	(4.02)%
EQ/Large Cap Value Managed Volatility, Class IB
2019	$268.88	31,069	$8,354	2.02%	25.44%
2018	$214.35	31,281	$6,705	2.59%	(9.93)%
2017	$237.97	30,449	$7,246	1.55%	13.86%
2016	$209.01	31,092	$6,499	1.74%	15.32%
2015	$181.24	31,723	$5,749	1.61%	(4.01)%
EQ/Lazard Emerging Markets Equity, Class IB
2019	$128.64	92,937	$11,955	2.91%	18.77%
2018(f)(n)	$108.31	80,013	$8,665	0.18%	(1.37)%
EQ/Loomis Sayles Growth, Class IB
2019	$32.65	33,519	$10,948	0.03%	31.34%
2018	$24.86	28,610	$7,360	0.10%	(2.97)%
2017	$25.62	26,171	$6,005	0.20%	34.56%
2016	$19.04	24,603	$3,327	0.39%	6.85%
2015	$17.82	20,329	$1,984	0.13%	11.51%
EQ/MFS International Growth, Class IB
2019	$27.46	215,468	$14,980	1.34%	27.25%
2018	$21.58	151,033	$9,403	0.96%	(9.37)%
2017	$23.81	147,408	$8,689	0.86%	32.06%
2016	$18.03	142,034	$5,941	1.02%	1.98%
2015	$17.68	146,092	$5,613	0.61%	0.23%
EQ/MFS International Value, Class IB
2019	$249.69	85,523	$21,281	0.75%	25.88%
2018(f)(o)	$198.35	73,080	$14,495	—	(4.37)%
EQ/MFS Mid Cap Focused Growth, Class IB
2019	$316.58	30,923	$9,705	0.02%	36.33%
2018(f)(p)	$232.22	24,192	$5,618	0.01%	(9.35)%
EQ/MFS Utilities Series, Class K
2019	$68.07	786	$53	3.08%	25.01%
2018(f)(q)	$54.45	791	$43	0.42%	(2.61)%
EQ/Mid Cap Index, Class IB
2019	$323.53	40,227	$12,893	1.24%	25.38%
2018	$258.04	33,904	$8,749	1.15%	(11.69)%
2017	$292.20	29,983	$8,761	1.02%	15.48%
2016	$253.03	25,129	$6,358	1.20%	19.91%
2015	$211.01	21,714	$4,582	0.89%	(2.86)%

FSA-123

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility, Class IA
2019	$30.79	12,939	$398	1.44%	26.60%
2018	$24.32	13,234	$322	1.26%	(13.30)%
2017	$28.05	13,551	$380	1.10%	12.33%
2016	$24.97	13,874	$346	1.29%	17.67%
2015	$21.22	14,601	$310	0.78%	(3.55)%
EQ/Mid Cap Value Managed Volatility, Class IB
2019	$439.29	12,378	$5,434	1.44%	26.59%
2018	$347.03	12,097	$4,197	1.26%	(13.29)%
2017	$400.24	11,809	$4,727	1.10%	12.32%
2016	$356.34	11,414	$4,068	1.29%	17.67%
2015	$302.82	11,255	$3,408	0.78%	(3.54)%
EQ/Moderate Allocation, Class A
2019	$15.95	504	$8	1.65%	15.50%
2018	$13.81	452	$6	1.51%	(4.76)%
2017	$14.50	442	$6	1.28%	11.03%
2016	$13.06	429	$5	0.92%	5.41%
2015	$12.39	414	$5	0.84%	(0.88)%
EQ/Moderate Allocation, Class B
2019	$223.88	188,150	$41,965	1.65%	15.53%
2018	$193.78	190,046	$36,827	1.51%	(4.77)%
2017	$203.48	205,511	$41,817	1.28%	11.05%
2016	$183.24	207,598	$38,040	0.92%	5.36%
2015	$173.92	208,232	$36,216	0.84%	(0.88)%
EQ/Moderate Growth Strategy, Class IB
2019	$195.92	570,179	$111,697	1.59%	17.98%
2018	$166.06	541,127	$89,849	1.27%	(5.13)%
2017	$175.04	495,849	$86,793	1.49%	11.80%
2016	$156.57	446,083	$69,844	0.97%	7.05%
2015	$146.26	393,501	$57,552	1.13%	(0.79)%
EQ/Moderate-Plus Allocation, Class A
2019	$17.17	2,204	$38	1.60%	19.99%
2018	$14.31	2,299	$33	1.59%	(6.84)%
2017	$15.36	3,851	$59	1.41%	14.88%
2016	$13.37	3,954	$53	0.91%	7.30%
2015	$12.46	3,926	$51	0.90%	(1.35)%
EQ/Moderate-Plus Allocation, Class B
2019	$261.46	372,623	$97,224	1.60%	19.99%
2018	$217.90	382,902	$83,434	1.59%	(6.84)%
2017	$233.89	397,686	$93,013	1.41%	14.89%
2016	$203.57	408,709	$83,200	0.91%	7.27%
2015	$189.77	419,449	$79,599	0.90%	(1.30)%
EQ/Money Market, Class IA
2019	$11.80	88,323	$1,042	1.44%	1.55%
2018	$11.62	53,119	$617	1.25%	1.31%
2017	$11.47	48,114	$552	0.40%	0.35%
2016	$11.43	73,501	$840	—	—
2015	$11.43	156,285	$1,786	—	—
EQ/Money Market, Class IB
2019	$135.73	165,377	$22,059	1.44%	1.52%
2018	$133.70	67,782	$9,063	1.25%	1.27%
2017	$132.02	79,521	$10,499	0.40%	0.40%
2016	$131.49	69,396	$9,125	—	—
2015	$131.49	59,178	$7,781	—	(0.01)%
EQ/Morgan Stanley Small Cap Growth, Class IB
2019(v)	$105.37	27	$3	—	(0.07)%

FSA-124

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/Oppenheimer Global, Class IB
2019(v)	$113.06	39	$4	0.92%	6.41%
EQ/PIMCO Global Real Return, Class IB
2019(v)	$101.00	82	$8	—	0.52%
EQ/PIMCO Real Return, Class IB
2019	$133.54	45,804	$6,113	2.07%	8.39%
2018(f)(r)	$123.20	43,112	$5,311	0.46%	0.40%
EQ/PIMCO Total Return, Class IB
2019	$141.12	100,218	$14,133	2.19%	8.61%
2018(f)(s)	$129.93	89,098	$11,575	0.69%	1.75%
EQ/PIMCO Ultra Short Bond, Class IA
2019	$14.99	736,437	$11,042	2.35%	2.53%
2018	$14.62	74,532	$1,090	2.01%	0.97%
2017	$14.48	77,510	$1,122	1.29%	1.90%
2016	$14.21	79,158	$1,125	1.06%	1.94%
2015	$13.94	80,827	$1,127	0.49%	(0.21)%
EQ/PIMCO Ultra Short Bond, Class IB
2019	$127.42	33,940	$4,324	2.35%	2.56%
2018	$124.24	32,173	$3,997	2.01%	0.95%
2017	$123.07	30,180	$3,715	1.29%	1.90%
2016	$120.78	29,093	$3,514	1.06%	1.98%
2015	$118.43	26,638	$3,154	0.49%	(0.27)%
EQ/Quality Bond PLUS, Class IA
2019	$12.27	1,363	$17	1.62%	5.59%
2018	$11.62	1,418	$16	1.81%	0.17%
2017	$11.60	1,484	$17	1.28%	1.40%
2016	$11.44	1,529	$17	1.22%	1.15%
2015	$11.31	1,570	$18	1.12%	0.18%
EQ/Quality Bond PLUS, Class IB
2019	$183.40	15,029	$2,756	1.62%	5.63%
2018	$173.62	14,857	$2,581	1.81%	0.12%
2017	$173.41	13,415	$2,327	1.28%	1.39%
2016	$171.04	11,763	$2,012	1.22%	1.18%
2015	$169.05	10,772	$1,821	1.12%	0.23%
EQ/Science And Technology, Class IB
2019	$248.17	38,541	$9,565	0.01%	46.68%
2018(f)(t)	$169.19	32,082	$5,428	—	(11.81)%
EQ/Small Company Index, Class IA
2019	$23.06	49,674	$1,145	1.05%	25.26%
2018	$18.41	88,436	$1,628	0.99%	(11.32)%
2017	$20.76	94,638	$1,965	1.12%	14.00%
2016	$18.21	111,863	$2,037	1.21%	20.52%
2015	$15.11	119,944	$1,812	0.92%	(4.55)%
EQ/Small Company Index, Class IB
2019	$416.26	26,366	$10,847	1.05%	25.21%
2018	$332.45	22,953	$7,631	0.99%	(11.31)%
2017	$374.84	20,765	$7,784	1.12%	14.01%
2016	$328.79	16,891	$5,554	1.21%	20.53%
2015	$272.79	15,278	$4,168	0.92%	(4.57)%
EQ/T. Rowe Price Growth Stock, Class IB
2019	$44.76	54,354	$20,333	—	31.11%
2018	$34.14	123,104	$15,762	—	(1.61)%
2017	$34.70	117,652	$13,716	—	33.36%
2016	$26.02	133,519	$9,340	—	1.32%
2015	$25.68	133,558	$8,247	—	10.21%
EQ/T. Rowe Price Health Sciences, Class IB
2019(v)	$115.23	181	$21	—	9.76%

FSA-125

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
EQ/UBS Growth & Income, Class IB
2019	$328.67	8,394	$2,759	0.53%	36.80%
2018	$240.25	7,289	$1,751	0.36%	(13.42)%
2017	$277.48	6,586	$1,827	0.32%	21.28%
2016	$228.79	5,216	$1,193	0.89%	10.14%
2015	$207.72	5,473	$1,137	0.62%	(1.42)%
EQ/Wellington Energy, Class IB
2019	$73.35	37,236	$2,731	1.05%	1.01%
2018(f)(u)	$72.62	30,015	$2,180	0.11%	(31.47)%
Fidelity® VIP Asset Manager Portfolio, Initial Class
2019	$25.56	608	$16	1.96%	18.22%
2018	$21.62	305	$7	1.41%	(5.34)%
2017	$22.84	389	$9	1.90%	14.14%
2016	$20.01	387	$8	1.54%	3.04%
2015	$19.42	378	$7	1.61%	0.15%
Fidelity® VIP Growth & Income Portfolio, Initial Class
2019	$31.25	15,869	$496	3.59%	30.05%
2018	$24.03	26,963	$648	0.23%	(8.98)%
2017	$26.40	33,208	$877	1.29%	16.87%
2016	$22.59	39,985	$903	1.78%	16.08%
2015	$19.46	42,024	$818	2.10%	(2.26)%
Fidelity® VIP Growth & Income Portfolio, Service Class 2
2019	$285.41	8,439	$2,393	3.59%	29.68%
2018	$220.09	7,087	$1,560	0.23%	(9.19)%
2017	$242.37	6,322	$1,532	1.29%	16.61%
2016	$207.84	4,558	$948	1.78%	15.81%
2015	$179.47	3,455	$620	2.10%	(2.54)%
Fidelity® VIP Mid Cap Portfolio, Service Class 2
2019	$232.32	25,889	$5,969	0.72%	23.17%
2018	$188.62	21,352	$4,027	0.42%	(14.77)%
2017	$221.31	17,730	$3,924	0.53%	20.54%
2016	$183.60	13,320	$2,446	0.35%	11.92%
2015	$164.04	11,086	$1,819	0.27%	(1.63)%
Franklin Income VIP Fund, Class 2
2019	$19.06	17,327	$330	5.35%	16.08%
2018	$16.42	17,391	$286	4.75%	(4.31)%
2017	$17.16	21,594	$371	4.05%	9.65%
2016	$15.65	25,091	$393	4.94%	13.98%
2015	$13.73	27,121	$372	4.58%	(7.04)%
Franklin Mutual Shares VIP Fund, Class 2
2019	$213.16	3,914	$834	1.86%	22.57%
2018	$173.91	3,531	$614	2.46%	(9.07)%
2017	$191.25	3,170	$606	2.43%	8.35%
2016	$176.51	2,090	$369	1.95%	16.06%
2015	$152.09	2,012	$306	3.04%	(4.94)%
Franklin Small Cap Value VIP Fund, Class 2
2019	$244.88	7,658	$1,865	1.04%	26.35%
2018	$193.81	6,159	$1,194	0.88%	(12.87)%
2017	$222.45	4,865	$1,082	0.50%	10.65%
2016	$201.04	3,657	$735	0.75%	30.18%
2015	$154.43	1,896	$293	0.63%	(7.38)%
Invesco V.I. Diversified Dividend Fund, Series I
2019	$16.80	863	$14	0.60%	25.09%
2018	$13.43	176,817	$2,375	2.40%	(7.57)%
2017	$14.53	180,509	$2,623	1.57%	8.59%
2016	$13.38	213,603	$2,859	1.29%	14.75%
2015	$11.66	222,575	$2,594	1.70%	2.10%

FSA-126

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
Invesco V.I. Global Core Equity Fund, Series I
2019	$20.93	76	$2	1.42%	25.18%
2018	$16.72	91	$2	1.06%	(15.30)%
2017	$19.74	111	$2	1.14%	22.84%
2016	$16.07	132	$2	1.04%	6.85%
2015	$15.04	154	$2	1.34%	(1.44)%
Invesco V.I. Health Care Fund, Series I
2019	$42.74	1,354	$58	0.04%	32.49%
2018	$32.26	1,371	$44	—	0.91%
2017	$31.97	2,137	$68	0.36%	15.83%
2016	$27.60	2,465	$68	—	(11.45)%
2015	$31.17	2,906	$91	—	3.14%
Invesco V.I. Mid Cap Core Equity Fund, Series II
2019	$199.75	6,058	$1,210	0.22%	25.04%
2018	$159.75	5,719	$914	0.11%	(11.60)%
2017	$180.71	5,582	$1,009	0.31%	14.65%
2016	$157.62	3,319	$523	—	13.16%
2015	$139.29	2,866	$399	0.11%	(4.27)%
Invesco V.I. Small Cap Equity Fund, Series II
2019	$221.26	5,720	$1,266	—	26.33%
2018	$175.15	4,753	$833	—	(15.27)%
2017	$206.72	3,942	$815	—	13.73%
2016	$181.77	3,214	$584	—	11.84%
2015	$162.53	2,864	$465	—	(5.74)%
Invesco V.I. Technology Fund, Series I
2019	$41.97	1,050	$44	—	35.87%
2018	$30.89	1,053	$33	—	(0.45)%
2017	$31.03	1,900	$59	—	35.15%
2016	$22.96	1,930	$44	—	(0.78)%
2015	$23.14	1,857	$43	—	6.83%
Ivy VIP High Income , Class II
2019	$133.06	77,636	$10,310	6.27%	11.19%
2018	$119.67	60,900	$7,287	6.05%	(2.11)%
2017	$122.25	44,753	$5,471	5.19%	6.68%
2016	$114.60	31,671	$3,629	6.33%	16.19%
2015	$98.63	18,942	$1,868	5.80%	(6.51)%
Ivy VIP Small Cap Growth, Class II
2019	$237.38	13,002	$3,081	—	23.37%
2018	$192.42	10,841	$2,086	0.37%	(4.11)%
2017	$200.67	9,177	$1,841	—	23.12%
2016	$162.99	8,325	$1,357	—	2.91%
2015	$158.38	6,993	$1,108	—	1.88%
Janus Henderson VIP Enterprise Portfolio, Institutional Shares
2019	$30.25	139,352	$4,215	0.20%	35.47%
2018	$22.33	22,727	$508	0.24%	(0.40)%
2017	$22.42	22,992	$516	0.25%	27.39%
2016	$17.60	24,579	$433	0.15%	12.39%
2015	$15.66	29,055	$455	0.65%	4.05%
Janus Henderson VIP Forty Portfolio, Institutional Shares
2019	$38.94	49,405	$1,924	0.15%	37.16%
2018	$28.39	50,833	$1,443	—	1.98%
2017	$27.84	64,913	$1,807	—	30.34%
2016	$21.36	91,036	$1,945	—	2.15%
2015	$20.91	104,400	$2,183	—	12.24%

FSA-127

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
Janus Henderson VIP Global Research Portfolio, Institutional Shares
2019	$19.22	664	$13	1.01%	29.08%
2018	$14.89	677	$10	1.14%	(6.88)%
2017	$15.99	692	$11	0.86%	27.01%
2016	$12.59	27,830	$350	1.08%	2.03%
2015	$12.34	32,862	$405	0.65%	(2.22)%
Janus Henderson VIP Mid Cap Value Portfolio, Service Shares
2019	$37.80	51,980	$1,965	1.30%	30.03%
2018	$29.07	67,242	$1,955	0.90%	(13.82)%
2017	$33.73	68,643	$2,315	0.69%	13.65%
2016	$29.68	90,371	$2,682	0.90%	18.77%
2015	$24.99	98,118	$2,452	1.04%	(3.70)%
Janus Henderson VIP Overseas Portfolio, Institutional Shares
2019	$23.72	8,752	$208	1.91%	27.05%
2018	$18.67	7,942	$148	1.76%	(14.94)%
2017	$21.95	8,279	$182	1.68%	31.12%
2016	$16.74	7,534	$126	4.46%	(6.48)%
2015	$17.90	7,003	$125	0.60%	(8.58)%
Lord Abbett Series Fund - Bond Debenture Portfolio, VC Shares
2019(v)	$104.15	7	$1	6.61%	2.11%
MFS® Investors Trust Series, Service Class
2019	$286.39	2,469	$707	0.49%	31.25%
2018	$218.20	2,271	$495	0.46%	(5.71)%
2017	$231.41	1,990	$460	0.59%	23.02%
2016	$188.10	1,528	$287	0.59%	8.32%
2015	$173.66	1,218	$211	0.71%	(0.05)%
MFS® Massachusetts Investors Growth Stock Portfolio, Service Class
2019	$339.48	5,850	$1,986	0.35%	39.59%
2018	$243.20	3,603	$876	0.39%	0.57%
2017	$241.81	2,689	$650	0.43%	28.10%
2016	$188.77	1,670	$315	0.37%	5.84%
2015(a)	$178.35	981	$175	0.47%	(1.63)%
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio, Class I
2019	$35.37	3,163	$112	5.34%	14.24%
2018	$30.96	3,136	$97	5.54%	(6.94)%
2017	$33.27	3,641	$121	5.13%	9.69%
2016	$30.33	4,815	$146	5.46%	10.57%
2015	$27.43	5,580	$153	5.35%	(1.01)%
Multimanager Aggressive Equity, Class IB
2019	$264.88	22,808	$6,036	0.85%	33.35%
2018	$198.63	20,289	$4,030	0.14%	(0.21)%
2017	$199.05	18,540	$3,690	0.16%	30.35%
2016	$152.70	22,781	$3,479	0.59%	3.43%
2015	$147.63	21,938	$3,239	0.16%	3.99%
Multimanager Core Bond, Class IA
2019	$15.62	532,561	$8,320	2.11%	7.35%
2018	$14.55	644,567	$9,378	2.71%	(0.41)%
2017	$14.61	658,846	$9,624	2.08%	3.03%
2016	$14.18	645,974	$9,162	2.10%	2.60%
2015	$13.82	665,385	$9,198	1.93%	0.14%
Multimanager Core Bond, Class IB
2019	$197.36	24,244	$4,785	2.11%	7.38%
2018	$183.79	23,869	$4,387	2.71%	(0.40)%
2017	$184.52	22,125	$4,083	2.08%	3.00%
2016	$179.14	20,539	$3,679	2.10%	2.64%
2015	$174.54	16,187	$2,825	1.93%	0.13%

FSA-128

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
Multimanager Mid Cap Growth, Class IB
2019	$536.78	5,178	$2,779	—	32.96%
2018	$403.71	4,503	$1,818	—	(5.77)%
2017	$428.45	4,003	$1,715	—	26.66%
2016	$338.26	3,685	$1,247	0.11%	6.78%
2015	$316.79	3,285	$1,041	—	(1.52)%
Multimanager Mid Cap Value, Class IB
2019	$328.00	5,728	$1,879	1.23%	24.97%
2018	$262.46	6,900	$1,811	0.77%	(12.75)%
2017	$300.80	6,836	$2,056	0.78%	9.27%
2016	$275.28	7,021	$1,933	1.08%	19.08%
2015	$231.18	6,987	$1,615	0.70%	(5.55)%
Multimanager Technology, Class IB
2019	$810.86	18,210	$14,558	0.16%	37.87%
2018	$588.13	16,155	$9,501	0.17%	2.29%
2017	$574.94	13,601	$7,819	—	39.12%
2016	$413.27	12,178	$5,033	0.01%	8.94%
2015	$379.34	10,689	$4,055	—	6.29%
PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class
2019	$69.65	34,923	$2,433	4.34%	11.35%
2018	$62.55	31,388	$1,964	1.96%	(14.21)%
2017	$72.91	25,114	$1,832	10.85%	2.06%
2016	$71.44	16,680	$1,193	1.04%	14.87%
2015	$62.19	14,072	$875	4.08%	(25.66)%
T. Rowe Price Equity Income Portfolio, Class II
2019	$239.36	13,320	$3,188	2.14%	26.04%
2018	$189.91	10,296	$1,955	1.93%	(9.69)%
2017	$210.29	7,071	$1,487	1.60%	15.73%
2016	$181.71	5,531	$1,005	2.16%	18.86%
2015	$152.88	4,752	$727	1.63%	(7.11)%
Target 2025 Allocation, Class B
2019	$130.82	6,182	$809	3.35%	19.38%
2018	$109.58	2,016	$221	1.82%	(6.15)%
2017	$116.76	1,579	$184	1.70%	15.42%
2016	$101.16	1,270	$128	2.66%	7.41%
2015(b)	$94.18	631	$59	7.35%	(5.32)%
Target 2035 Allocation, Class B
2019	$135.58	10,756	$1,458	2.03%	22.33%
2018	$110.83	4,925	$546	2.34%	(7.17)%
2017	$119.39	2,177	$260	2.35%	17.76%
2016	$101.38	455	$46	2.72%	8.02%
2015(b)	$93.85	174	$16	4.51%	(5.64)%
Target 2045 Allocation, Class B
2019	$138.88	9,953	$1,382	1.80%	24.34%
2018	$111.69	7,320	$818	1.93%	(7.98)%
2017	$121.38	4,499	$546	2.39%	19.69%
2016	$101.41	504	$51	3.89%	8.68%
2015(b)	$93.31	42	$4	1.79%	(6.18)%
Target 2055 Allocation, Class B
2019	$144.67	15,070	$2,180	1.76%	26.79%
2018	$114.10	8,767	$1,000	2.31%	(8.79)%
2017	$125.09	2,272	$284	2.55%	21.79%
2016	$102.71	390	$40	3.96%	9.51%
2015(b)	$93.79	10	$1	10.44%	(6.70)%

FSA-129

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
Templeton Developing Markets VIP Fund, Class 2
2019	$138.90	21,387	$2,968	0.99%	26.70%
2018	$109.63	18,674	$2,047	0.84%	(15.80)%
2017	$130.20	15,987	$2,082	0.93%	40.41%
2016	$92.73	11,908	$1,104	0.87%	17.44%
2015	$78.96	153,155	$12,093	2.06%	(19.60)%
Templeton Global Bond VIP Fund, Class 2
2019	$129.62	68,853	$8,916	6.95%	2.01%
2018	$127.06	59,387	$7,546	—	1.94%
2017	$124.64	50,567	$6,303	—	1.92%
2016	$122.29	43,497	$5,319	—	2.94%
2015	$118.80	165,687	$19,683	7.82%	(4.30)%
Templeton Growth VIP Fund, Class 2
2019	$178.02	5,469	$974	2.74%	15.15%
2018	$154.60	4,020	$621	1.97%	(14.85)%
2017	$181.56	3,450	$626	1.57%	18.50%
2016	$153.21	3,027	$464	2.01%	9.62%
2015	$139.77	2,713	$379	2.58%	(6.48)%
VanEck VIP Emerging Markets Fund, Initial Class
2019	$33.69	561	$19	0.16%	30.58%
2018	$25.80	55,675	$1,437	0.29%	(23.49)%
2017	$33.72	57,455	$1,938	0.39%	51.01%
2016	$22.33	52,890	$1,181	0.46%	0.13%
2015	$22.30	55,352	$1,235	0.54%	(14.00)%
VanEck VIP Global Hard Assets Fund, Class S
2019	$66.70	38,011	$2,535	—	11.56%
2018	$59.79	32,687	$1,955	—	(28.42)%
2017	$83.53	28,104	$2,348	—	(1.97)%
2016	$85.21	24,703	$2,105	0.38%	43.40%
2015	$59.42	21,549	$1,281	0.03%	(33.62)%
VanEck VIP Global Hard Assets Fund, Initial Class
2019	$30.58	24,389	$746	—	11.89%
2018	$27.33	15,270	$417	—	(28.29)%
2017	$38.11	16,480	$628	—	(1.70)%
2016	$38.77	21,916	$850	0.38%	43.75%
2015	$26.97	22,257	$600	0.03%	(33.46)%
VanEck VIP Unconstrained Emerging Markets Bond Fund, Initial Class
2019	$23.86	1,682	$40	0.23%	12.60%
2018	$21.19	37,316	$791	7.65%	(6.11)%
2017	$22.57	39,540	$893	2.08%	12.23%
2016	$20.11	35,041	$705	—	6.40%
2015	$18.90	36,915	$698	6.43%	(13.06)%

(a)	Units were made available on March 27, 2015.
(b)	Units were made available on May 26, 2015.
(c)	Units were made available on May 20, 2016.
(d)	Units were made available on May 19, 2017.
(e)	All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
(f)	Units were made available on October 22, 2018.
(g)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(h)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(i)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(j)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(k)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(l)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-130

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Financial Highlights (Continued)

(m)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(n)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(p)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
(q)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(r)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(s)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(t)	EQ/Science And Technology, formerly known as EQ/Ivy Science and technology, replaced Ivy VIP Science And Technology due to a substitution on October 22, 2018.
(u)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(v)	Units were made available on July 15, 2019.
+	Variable Investment Options where Accumulation Unit Values are less than $500 are denoted by a —.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Science and Technology	EQ/MFS Technology
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. Equitable Financial is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-131

FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

Opinion on the Statutory Financial Statements

We have audited the accompanying balance sheets — statutory basis of Equitable Financial Life Insurance Company of America (the “Company”) as of December 31, 2019 and 2018, and the related statements of operations — statutory basis, of changes in capital and surplus — statutory basis, and of cash flows — statutory basis for each of the three years in the period ended December 31, 2019, including the related notes (collectively referred to as the “statutory financial statements”). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

As discussed in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. As discussed in Note 2, the effects on the statutory financial statements of the variances between the statutory basis of accounting described in Note 2 to the statutory financial statements and accounting principles generally accepted in the United States of America are material.

In our opinion, the statutory financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance.

Basis for Opinion

These statutory financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these statutory financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2020

We have served as the Company’s auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

BALANCE SHEETS — STATUTORY BASIS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions)
ADMITTED ASSETS:
Cash and invested assets:
Cash, cash equivalents and short-term investments	$88.1	$48.8
Fixed maturities	1,353.2	1,069.7
Common stocks	58.9	55.0
Mortgage loans	17.0	17.0
Policy loans	88.5	109.9
Derivatives and other invested assets	29.2	19.7

Total invested assets	1,634.9	1,320.1
Investment due and accrued	13.8	11.3
Net deferred tax asset	16.6	14.3
Other assets	91.0	78.3
Separate Accounts assets	2,704.2	2,280.8

Total assets	$4,460.5	$3,704.8

LIABILITIES AND CAPITAL AND SURPLUS:		.
Liabilities:
Policy reserves and deposit type-funds	$1,619.8	$1,311.8
Policy and contract claims	13.9	22.1
Transfer to (from) Separate Accounts due and accrued	(223.4)	(193.1)
Asset valuation reserve	21.1	15.8
Amounts withheld by company as agent	14.7	11.6
Other liabilities	62.7	51.5
Separate Accounts liabilities	2,685.1	2,262.7

Total liabilities	4,193.9	3,482.4

Commitments and contingencies (Note 10)

Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	548.6	463.2
Unassigned surplus (deficit)	(284.5)	(243.3)

Total capital and surplus	266.6	222.4

Total liabilities and capital and surplus	$4,460.5	$3,704.8

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$633.5	$591.4	$519.4
Net investment income	55.7	49.2	40.2
Commission and expense allowance on reinsurance ceded	18.9	25.1	27.4
Income from fees associated with Separate Accounts	48.9	49.1	49.5
Other income	3.2	1.9	2.5

Total premiums and other revenues	760.2	716.7	639.0

BENEFITS AND EXPENSES:
Policyholder benefits	192.2	127.8	88.8
Increase (decrease) in reserves	296.8	282.2	253.9
Separate Accounts’ modified coinsurance reinsurance	110.2	110.6	110.2
Commissions	119.5	118.0	109.9
Operating expenses	159.0	147.8	150.2
Transfer to or (from) Separate Accounts, net	(3.7)	12.5	(17.3)

Total benefits and expenses	874.0	798.9	695.7

Net gain (loss) from operations before federal income taxes (“FIT”)	(113.8)	(82.2)	(56.7)
FIT expense (benefit) incurred (excluding tax on capital gains)	(19.1)	7.6	(21.3)

Net gain (loss) from operations	(94.7)	(89.8)	(35.4)
Net realized capital gains (losses), net of tax	64.9	1.0	23.2

Net income (loss)	$(29.8)	$(88.8)	$(12.2)

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Common Stock	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
	(in millions)
Balances as of January 1, 2017	$2.5	$393.2	$(93.0)	$302.7
Net income (loss)	—	—	(12.2)	(12.2)
Change in net unrealized capital gains (losses), net of tax	—	—	22.0	22.0
Change in asset valuation reserve	—	—	(2.7)	(2.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	(6.5)	(6.5)
Changes in surplus as a result of reinsurance	—	—	(21.5)	(21.5)
Other changes to surplus	—	—	5.2	5.2

Balances as of December 31, 2017	$2.5	$393.2	$(108.7)	$287.0

Balances as of January 1, 2018	$2.5	$393.2	$(108.7)	$287.0
Net income (loss)	—	—	(88.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	—	—	(28.1)	(28.1)
Change in asset valuation reserve	—	—	(0.9)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	4.8	4.8
Changes in surplus as a result of reinsurance	—	—	(19.8)	(19.8)
Other changes to surplus	—	—	(1.8)	(1.8)
Paid in surplus	—	70.0	—	70.0

Balances as of December 31, 2018	$2.5	$463.2	$(243.3)	$222.4

Balances as of January 1, 2019	$2.5	$463.2	$(243.3)	$222.4
Net income (loss)	—	—	(29.8)	(29.8)
Change in net unrealized capital gains (losses), net of tax	—	—	15.7	15.7
Change in asset valuation reserve	—	—	(5.3)	(5.3)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.5	3.5
Changes in surplus as a result of reinsurance	—	—	(13.7)	(13.7)
Other changes to surplus	—	—	0.7	0.7
Paid-in surplus	—	85.4	—	85.4
Prior year correction(1)	—	—	(12.3)	(12.3)

Balances as of December 31, 2019	$2.5	$548.6	$(284.5)	$266.6

(1)	Prior year correction is gross of a $3.9 million tax benefit.

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash from operations:
Premiums and other considerations	$635.1	$593.9	$516.6
Net investment income	54.2	47.6	37.0
Other income	56.7	56.7	57.2
Policyholder benefits	(201.4)	(119.5)	(80.8)
Net transfer (to) from Separate Accounts	(26.6)	(19.9)	(7.0)
Commissions, expenses, other deductions	(384.5)	(376.6)	(360.2)
Federal income taxes (paid) recovered	0.8	—	7.8

Net cash from (used in) operations	134.3	182.2	170.6

Cash from investing activities:
Proceeds from investments sold, matured or repaid:
Fixed maturities	65.0	284.8	343.8
Common Stocks	1.8	—	—
Derivatives and other miscellaneous proceeds	88.6	44.9	77.2

Total investment proceeds	155.4	329.7	421.0
Cost of investments acquired:
Fixed maturities	(350.1)	(339.1)	(663.1)
Common stocks	—	(2.0)	—
Change in policy loans	21.6	(53.0)	(12.0)
Derivatives and other miscellaneous payments	(2.0)	(9.7)	(40.6)

Total investments acquired	(330.5)	(403.8)	(715.7)

Net cash provided by (used in) investing activities	(175.1)	(74.1)	(294.7)

Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	70.0	—	—
Amounts withheld or retained by company as agent	3.1	(81.9)	35.7
Other cash provided (applied)	7.0	(15.1)	18.8

Net cash from (used in) financing activities and miscellaneous sources	80.1	(97.0)	54.5

Net change in cash, cash equivalents, and short-term investments	39.3	11.1	(69.6)
Cash, cash equivalents and short-term investments, beginning of year	48.8	37.7	107.3

Cash, cash equivalents and short-term investments, end of year	$88.1	$48.8	$37.7

See Notes to Financial Statements — Statutory Basis.

Equitable Financial Life Insurance Company of America

Notes to Financial Statements — Statutory Basis

1) ORGANIZATION	AND DESCRIPTION OF BUSINESS

Equitable Financial Life Insurance Company of America (herein referred to as either “EFLOA” or the “Company”), formerly MONY Life Insurance Company of America is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. EFLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC (“AEFS”) which is a wholly-owned subsidiary of AXA Equitable Holdings, Inc., and collectively with its consolidated subsidiaries referred to herein as “Equitable Holdings” or “Holdings”. Prior to the initial public offering of shares of Holdings common stock on May 14, 2018, (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In 2013, the Company entered into a reinsurance agreement (“Reinsurance Agreement”) with Protective Life Insurance Company (“Protective”) to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2) SUMMARY	OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Use of Estimates in Preparation of the Financial Statements

The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

Significant Accounting Policies

The accompanying financial statements of EFLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance (“SAP”).

The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles (“SSAP”), and Appendices.

Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2019, 2018 and 2017, there were no new accounting changes that had a material effect on the Company’s financial statements.

New Accounting Pronouncement

Principal Based Reserving (“PBR”) is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR is optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company elected to adopt PBR in 2018 for new products issued starting January 1, 2018.

Difference between Generally Accepted Accounting Principles (“GAAP”) and SAP

The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder’s equity under GAAP are primarily:

(a)	the inclusion in SAP of an Asset Valuation Reserve (“AVR”);

(b)	policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

(c)	certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

(d)

under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets that are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

(e)

the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve (“IMR”) intended to stabilize surplus from fluctuations in the value of the investment portfolio;

(f)

the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

(g)	certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

(h)	the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

(i)

reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

(j)

under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

(k)	derivatives unrealized gains and losses flow through surplus under SAP but through income under GAAP.

The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are material.

Other Accounting Policies

Recognition of Premium and Related Expenses

Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

Reinsurance Ceded

Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

Valuation of Investments

Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into six categories ranging from highest quality bonds to those in or near default. Bonds rated in the top five categories are generally valued at amortized cost while bonds rated at the lowest category are valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value securities except issues in default.

Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts (“REIT”) nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

Short-term investments are stated at cost or amortized cost, which approximates market value.

Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impairment impaired by management.

Policy loans are stated at unpaid principal balances.

Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. As of December 31, 2019, the Company had no investment in equity partnerships.

Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2019, the Company has no real estate.

Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2019, the Company has no real estate joint ventures.

Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2019, the Company has no real estate.

All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein. The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein L.P. (“AllianceBernstein”)) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC SAP. The Company petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

In addition, EFLOA has executed various collateral arrangements with counterparties regarding over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

Realized Investment Gains (Losses) and Unrealized Capital Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which EFLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

Fair Value of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

Separate Accounts

Separate Accounts’ assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 84 percent of these assets consist of securities reported at market value and 16 percent consist of fixed maturity securities carried at amortized cost in a book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company’s Statements of Operations — Statutory Basis.

Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance (“MODCO”) basis, with Separate Accounts’ assets and liabilities remaining with EFLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to “Other income”) and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the “Separate Accounts’ modified coinsurance reinsurance” line in the Statements of Operations — Statutory Basis.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus. The Company had $64.8 million and $57.5 million of non admitted assets as of December 31, 2019 and 2018, respectively.

Policy and Contract Claims

Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

Aggregate Reserves

Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners’ Reserve Valuation Method and Commissioners’ Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

Federal Income Taxes

The Company has a tax sharing agreement with Equitable Holdings and is included in a consolidated federal income tax return together with Equitable Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

Revision of Prior Period Financial Statements

During the second quarter of 2018, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 and 2016 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 financial statements to correct for these errors.

The following tables present line items in the Company’s financial statements — statutory basis as of and for the year ended December 31, 2017 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

	Year Ended December 31, 2017
	As Reported	Adjustments	As Revised
	(in millions)
Statement of Operations — Statutory Basis
BENEFITS AND EXPENSES:
Increase (decrease) in reserves	255.1	(1.2)	253.9
Total Expenses	696.9	(1.2)	695.7

Net gain (loss) from operations before federal income taxes (“FIT”)	(57.9)	1.2	(56.7)
FIT expense (benefit) incurred (excluding tax on capital gains)	(22.3)	1.0	(21.3)

Net gain (loss) from operations	(35.6)	0.2	(35.4)

Net income (loss)	$(12.4)	$0.2	$(12.2)

Statement of Changes in Capital and Surplus — Statutory Basis
Balance, beginning of year:
Unassigned surplus (deficit)	$(77.1)	$(15.9)	$(93.0)

Total capital and surplus	318.6	(15.9)	302.7
Net income (loss)	(12.4)	0.2	(12.2)

Net change in Capital and Surplus	(15.9)	0.2	(15.7)
Balance, end of year:
Unassigned surplus (deficit)	(93.0)	(15.7)	(108.7)

Total capital and surplus	$302.7	$(15.7)	$287.0

Correction of error

During the fourth quarter of 2019, the Company’s management identified an error in the calculation of universal life NLG reserves. As a result of this error, and in accordance with SSAP #3, the Company reported a correction to decrease opening surplus by $12.3 million within Statement of Changes in Capital and Surplus and included a current and deferred tax benefit of $3.9 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for any of the Company’s previously filed annual statements. The net gain from operation and surplus in 2018 would have been lower by approximately $2.3 million and $8.4 million, respectively, if such error had not been made. The net gain from operations and surplus in 2017 would have been lower by approximately $2.0 million and $4.1 million, respectively if such error not been made.

Reconciliation of Annual Statement to Audited Financial Statements

During the second quarter of 2018, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 financial statements to correct for these errors.

As a result of the aforementioned adjustments, there is a difference between the accompanying audited statutory financial statements and the 2019, 2018 and 2017 Annual Statements filed with the NAIC and the Arizona Department of Insurance. The 2019, 2018 and 2017 annual statements reflect the misstatements in accordance with SSAP#3 as a correction of a prior year error as a direct change to surplus.

Listed below is the reconciliation between the accompanying audited financial statements and the Annual Statement as filed:

2018	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,704.8	$3,482.4	$222.4	$3,704.8	$(89.4)
Adjustment for reserves	—	—	—	—	0.6

Audited statutory financial statements as reported herein	$3,704.8	$3,482.4	$222.4	$3,704.8	$(88.8)

2017	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,735.1	$3,432.4	$302.7	$3,735.1	$(12.4)
Adjustment for reserves	—	15.7	(15.7)	—	0.2

Audited statutory financial statements as reported herein	$3,735.1	$3,448.1	$287.0	$3,735.1	$(12.2)

3)	INVESTMENTS

Fixed Maturities and Common Stock

The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3

Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2018
Fixed Maturities:
U.S. Government	$8.5	$0.1	$0.2	$8.4
Special Revenue and Special Assess. Obligations	0.5	0.3	—	0.8
Political Subdivisions of States and Territories	3.6	0.1	—	3.7
Industrial and Miscellaneous (Unaffiliated)	1,052.9	2.2	54.4	1,000.7
Preferred Stocks	4.2	—	0.4	3.8

Total Fixed Maturities	$1,069.7	$2.7	$55.0	$1,017.4

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$2.0	$—	$—	$2.0

Total Unaffiliated Common Stocks	$2.0	$—	$—	$2.0

Proceeds from sales of investments in fixed maturities and common stocks during 2019, 2018 and 2017 were $56.4 million, $264.7 million and $300.4 million, respectively. Gross gains of $0.6 million in 2019, $0.7 million in 2018 and $9.7 million in 2017 and gross losses of $1.3 million in 2019, $8.2 million in 2018 and $6.8 million in 2017, respectively were realized on these sales.

The carrying value and estimated fair value of fixed maturities at December 31, 2019, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$—	$—
Due after one year through five years	173.5	182.9
Due after five years through ten years	748.4	795.5
Due after ten years	428.8	454.4
Mortgage-backed securities	0.2	0.2
Preferred stocks	2.3	2.3

Total Fixed maturities	$1,353.2	$1,435.3

Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company’s securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

The following table discloses fixed maturities 21 issues and 235 issues, respectively, that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2019 and 2018, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018
Fixed Maturities:
U.S. Government	$—	$—	$4.6	$0.2	$4.6	$0.2
Industrial and Miscellaneous (Unaffiliated)	372.8	15.6	470.6	38.8	843.4	54.4
Preferred Stocks	1.9	0.1	1.9	0.3	3.8	0.4

Total Fixed Maturities	$374.7	$15.7	$477.1	$39.3	$851.8	$55.0

All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Other than temporary impairments of fixed maturities amounted to $ 0.0 million and $ 2.1 million in 2019 and 2018, respectively.

The Company’s fixed maturity investments are classified by the NAIC utilizing ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019, approximately $5.5 million or 0.4% of the $1,353.2 million of the Company’s fixed maturities was considered to be other than investment grade.

At December 31, 2019 and 2018, the carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date, were $0.0 million and $0.3 million for fixed maturities, respectively.

At December 31, 2019 and 2018, EFLOA, in accordance with various government and state regulations, had $7.4 million and $3.9 million of securities deposited with government or state agencies, respectively.

Subprime Exposure

Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers’ income. Residential Mortgage Backed Securities (“RMBS”) are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans.

The Company has no direct or indirect exposure through investments in subprime mortgage loans.

The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

EFLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

Mortgage Loans

As of December 31, 2019 and 2018, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

Loan-Backed Securities

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value all securities except issues in default. The carrying value and fair value of the Company’s loan-backed securities as of December 31, 2019 was $7.9 million and $8.3 million, respectively. The carrying value and fair value of the Company’s loan-backed securities was $14.5 million and $14.5 million as of December 31, 2018, respectively.

There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2019.

There were no loan-backed securities with a recognized other than temporary impairment recorded for the year ended December 31, 2019.

All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2019:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—

Repurchase Agreements, Real Estate and Low Income Housing Tax Credit (“LIHTC”)

The Company did not have any repurchase or reverse repurchase agreements during 2019.

The Company does not have any real estate.

The Company has no low income tax credits (“LIHTC”).

Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

Detail of Other Restricted Assets:

As of December 31, 2019, and 2018 the Company had $7.4 million and $3.9 million, respectively, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $0.2 million and $2.0 million common stock investment in the Federal Home Loan Bank as of December 31, 2019 and 2018, respectively.

Collateral Received and Reflected as Assets Within the Reporting Entity’s Financial Statements:

As of December 31, 2019, the Company collateral assets carrying value and fair value were $14.7 million or 0.8% of general account assets and $14.7 million or 0.8% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $14.7 million or 1.0% of total liabilities.

The Company does not have any working capital finance investments.

Offsetting and Netting of Assets and Liabilities

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
ASSETS
Total Derivatives	$31.1	$2.9	$28.2

LIABILITIES
Total Derivatives	$2.9	$2.9	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2018

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
ASSETS
Total Derivatives	$19.6	$0.9	$18.7

LIABILITIES
Total Derivatives	$0.9	$0.9	$—

Structured Notes

The Company had no structured notes as of December 31, 2019 or 2018.

5GI Securities

The Company had no 5GI Securities as of December 31, 2019 or 2018.

Short Sales

The Company had no short sales during the years ended December 31, 2019, 2018 and 2017.

Prepayment Penalty and Acceleration Fees

The Company had Prepayment Penalties or Acceleration fees of $0.1 million in the separate account for the year ended December 31, 2019 and $0.0 million for the years ended December 31, 2018 and 2017, respectively.

Realized Capital Gains (Losses)

The following table summarizes the realized capital gains (losses) for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities	$(0.6)	$(9.5)	$0.2
Derivative instruments	81.8	5.8	41.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	0.8	5.9	(4.2)
Tax (expense) credits	(17.1)	(1.2)	(14.6)

Net Realized Capital Gains (Losses)	$64.9	$1.0	$23.2

4)	JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

EFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2019 and 2018. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2019 and 2018.

5)	INVESTMENT INCOME

Due and accrued income was excluded from investment income on the following bases:

•	Mortgage loans — on loans in foreclosure or where collection of interest is uncertain.

•	Securities — as recommended by Holdings’ Investments Under Surveillance Committee.

•	Real Estate — where rent is in arrears more than three months or is deemed uncollectible.

The total amount of due and accrued income excluded was $0.0 million and $0.1 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes the net investment income for December 31, 2019, 2018 and 2017 (in millions):

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities	$46.4	$39.8	$34.2
Affiliated dividends	6.7	8.2	6.2
Mortgage loans	0.6	0.6	0.6
Policy loans	2.9	2.2	1.5
Cash and short-term instruments	1.8	1.3	0.5
Investment expense and other	(2.7)	(3.7)	(3.5)
Amortization of IMR	—	0.8	0.7

Net investment income	$55.7	$49.2	$40.2

6)	DERIVATIVE INSTRUMENTS

The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2019, the market value of the net option positions was $15.1 million and the futures cash margin position was $13.1 million. As of December 31, 2018, the market value of the net option positions was $12.4 million and futures cash margin position was $6.3 million. These positions generated realized gains of $81.8 million in 2019 and $5.8 million in 2018 and and $41.8 million in 2017, and generated unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018 and unrealized gains of $20.5 million in 2017, respectively.

None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

The Company does not hedge variable annuities under SSAP No. 108.

The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2019	2018	2019	2018
	(in millions)
Equity options	18.0	13.3	2.9	0.9

Total	$18.0	$13.3	$2.9	$0.9

At December 31, 2019 and 2018, the notional amounts were $431.1 million and $254.6 million, respectively.

7)	INCOME TAXES

Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

DTA/DTL Components

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$83.3	$2.6	$85.9	$72.8	$2.1	$74.9	$10.5	$0.5	$11.0
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	83.3	2.6	85.9	72.8	2.1	74.9	10.5	0.5	11.0
Deferred tax assets nonadmitted	56.6	2.6	59.2	49.5	2.1	51.6	7.1	0.5	7.6

Subtotal net admitted deferred tax asset	26.7	—	26.7	23.3	—	23.3	3.4	—	3.4
Deferred tax liabilities	3.2	6.9	10.1	3.9	5.1	9.0	(0.7)	1.8	1.1

Net admitted deferred tax assets/(net deferred tax liability)	$23.5	$(6.9)	$16.6	$19.4	$(5.1)	$14.3	$4.1	$(1.8)	$2.3

Admission Calculation Components

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	16.6	—	16.6	14.3	—	$14.3	2.3	—	2.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16.6	—	16.6	14.3	—	$14.3	2.3	—	2.3
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	37.5	XXX	XXX	31.1	XXX	XXX	6.4
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	10.1	—	10.1	9.0	—	9.0	1.1	—	1.1
Deferred tax assets admitted as the result of application of SSAP 101	$26.7	$—	$26.7	$23.3	$—	$23.3	$3.4	$—	$3.4

	December 31,
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	748.111%	680.260%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$271.1	$223.9

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs

(a)	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2019
	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%

(b)	The Company’s tax planning strategies does not include the use of reinsurance.

There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Federal	$(19.1)	$7.6	$(21.3)
Foreign	—	—	—

Subtotal	(19.1)	7.6	(21.3)
Federal income tax on net capital gains	17.1	1.2	14.6
Utilization of capital loss carry-forwards	—	—	—
Other	3.0	(8.4)	8.4

Federal and Foreign income taxes incurred	$1.0	$0.4	$1.7

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$21.8	$—	$21.8	$7.8	$—	$7.8	$14.0	$—	$14.0
Investments	—	0.3	0.3		0.5	0.5	—	(0.2)	(0.2)
Deferred acquisition costs	47.5	—	47.5	39.7	—	39.7	7.8	—	7.8
Nonadmitted	1.2	—	1.2	1.1	—	1.1	0.1	—	0.1
Net loss carry-forward	11.3	2.3	13.6	21.9	1.6	23.5	(10.6)	0.7	(9.9)
Tax credit carry-forward	0.9	—	0.9	1.8	—	1.8	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.6	—	0.6	0.5	—	0.5	0.1	—	0.1

Total gross DTAs	83.3	2.6	85.9	72.8	2.1	74.9	10.5	0.5	11.0
Nonadmitted DTAs	56.6	2.6	59.2	49.5	2.1	51.6	7.1	0.5	7.6

Admitted DTAs	26.7	—	26.7	23.3	—	23.3	3.4	—	3.4

DTLs:
Investments	—	(6.9)	(6.9)	—	(5.1)	(5.1)	—	(1.8)	(1.8)
Deferred and uncollected premium	—	—	—	(0.4)	—	(0.4)	0.4	—	0.4
Policyholder reserves	(3.2)	—	(3.2)	(3.4)	—	(3.4)	0.2	—	0.2
Other (including items <5% of total ordinary tax assets)	—	—	—	(0.1)	—	(0.1)	0.1	—	0.1

Total DTLs	(3.2)	(6.9)	(10.1)	(3.9)	(5.1)	(9.0)	0.7	(1.8)	(1.1)

Net admitted (DTL)/DTA	$23.5	$(6.9)	$16.6	$19.4	$(5.1)	$14.3	$4.1	$(1.8)	$2.3

The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2019	2018	Change
	(in millions)
Total deferred tax assets	$85.9	$74.9	$11.0
Total deferred tax liabilities	(10.1)	(9.0)	(1.1)

Net deferred tax assets/liabilities	75.8	65.9	9.9
Statutory valuation allowance adjustment	—	—	—

Net deferred tax assets/liabilities after SVA	$75.8	$65.9	9.9

Tax effect of unrealized gains/(losses)			1.2
Incurred tax items in surplus			—

Change in net deferred income tax			$11.1

The Tax Cuts and Jobs Act of 2017 enacted on December 22, 2017 reduces the U.S. federal corporate tax rate from 35% to 21% beginning on January 1, 2018. Due to the enactment of this law, the Company recorded a $9.0 million decrease in the net admitted DTA for the tax year 2017.

Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(32.5)	$(6.8)	21.00%
Dividends-received deduction	(4.0)	(0.8)	2.57%
Interest maintenance reserve	—	—	—%
IRS audit adjustment	0.5	—	(0.31)%
Deferred gain on reinsurance	(13.7)	(2.9)	8.85%
Incurred tax items in surplus	2.3	0.5	(1.42)%
Other, provision to return	(0.4)	(0.1)	0.24%

Total	$(47.8)	$(10.1)	30.93%

Federal income tax incurred		$1.0	(3.22)%
Change in net deferred income tax		(11.1)	34.15%

Total statutory income taxes		(10.1)	30.93%

Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

As of December 31, 2019 the Company has net operating loss carry-forward of $53.6 million, capital loss carryforward of $11.1 million and an AMT credit carryforward of $0.9 million.

There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

There are no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Life Insurance Company	Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company	Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.	AXA Technology Services America, Inc.
AllianceBernstein Corp.	AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.	EQ AZ Life Re Company
Equitable Casualty Insurance Co.	CS Life RE Company
JMR Realty Services, Inc.	U.S. Financial Life Insurance Company
1740 Advisers, Inc.	AXA IM Holdings US, Inc.
MONY Financial Services, Inc.	Alpha Unit Holdings, Inc.
Trusted Investment Advisors Corp.

Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

At December 31, 2019 and 2018, the total amount of unrecognized tax benefits were $4.7 million and $4.6 million, respectively, all of which would affect the effective tax rate.

EFLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019, 2018 and 2017 were $0.5 million, $0.4 million and $0.3 million, respectively. Tax expense for 2019 reflected an expense of $0.1 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance at January 1	$4.2	$4.0	$4.0
Additions for tax positions of prior years	—	0.2	—
Reduction for tax positions of prior years	—	—	—
Settlements with tax authorities	—	—	—

Balance at December 31	$4.2	$4.2	$4.0

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

The IRS is currently auditing the tax years 2010-2013.

Repatriation Transition Tax (RTT) — RTT Owed under the TCJA- None

Alternative Minimum Tax (AMT) Credit

		As of December 31, 2019 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	0.9
2	Beginning Balance of AMT Credit Carryforward	1.8
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	0.9
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	0.9
8	Reporting Entity Ending Balance (8=5-6-7)	$—

8)	INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

EFLOA does not have any guarantees for the benefit of an affiliate or related party.

As of December 31, 2019, with the permission of the Arizona Department of Insurance, the Company accrued a $85.0 million capital contribution from it’s parent AEFS. This amount was settled on February 27, 2020.

On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from its parent AEFS as of December 31, 2018. This amount was settled on February 20, 2019.

On April 11, 2018, the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of AEFS. EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2019 and 2018 was $45.0 million. Premiums earned from the above mentioned affiliated reinsurance transactions during 2019, 2018 and 2017, were $5.2 million, $4.4 million and $3.4 million, respectively. There were no claims ceded for any of the years. For additional information see Note 12.

EFLOA reported amounts due from affiliates of $88.3 million and $74.3 million at December 31, 2019 and 2018, respectively. The Company reported amounts payable to affiliates of $7.9 million and $3.8 million at December 31, 2019 and 2018, respectively. The receivable and payable amounts are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

EFLOA reimburses AXA Equitable Life Insurance Company (“AXA Equitable”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to EFLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by EFLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $130.5 million, $156.3 million and $110.5 million in 2019, 2018 and 2017, respectively.

AllianceBernstein provides investment advisory and management services to EFLOA on a fee basis which amounted to $1.8 million, $1.8 million and $1.8 million in 2019, 2018 and 2017, respectively. EFLOA incurred distribution fee charges from AXA Network, LLC of $103.7 million, $113.2 million and $109.1 million in 2019, 2018 and 2017, respectively, and from AXA Distributors, LLC of $52.0 million, $47.5 million and $43.1 million in 2019, 2018 and 2017, respectively, for distributing EFLOA’s products.

Investment SCA

The Company’s carrying value of its investment in AllianceBernstein was $58.7 million and $53.0 million as of December 31, 2019 and 2018, respectively. The AllianceBernstein security was updated with the NAIC on December 19, 2019. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9)	CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

EFLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by AEFS.

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from AEFS. This amount was settled on February 27, 2020. On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from its parent AEFS as of December 31, 2018. This amount was settled on February 20, 2019.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2020. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

The Company did not pay any dividends in 2019, 2018 and 2017.

The Company had no special surplus funds as of December 31, 2019 and 2018.

The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(15.4) million, $(21.1) million and $(25.5) million as of December 31, 2019, 2018 and 2017, respectively.

10)	COMMITMENTS AND CONTINGENCIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which EFLOA does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. EFLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on EFLOA’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Contingent Commitments

Joint Ventures, Partnerships and Limited Liability Company contingent liabilities

To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships. As of December 31, 2019, there were no commitments outstanding.

Other Contingent Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2019.

Assessments

(1)

As of December 31, 2019 and 2018, the Company had a $0.7 million and $0.7 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial

Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2019 and 2018, and an additional $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2019 and 2018. The Company has received no notification in 2019, 2018 or 2017 of any other new insolvencies that are material to the Company’s financial position.

(2)	Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

The Company had no significant guarantee fund liability as of December 31, 2019 and 2018.

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty Network America Insurance Company	45	1-68	11	45	1-68	11
American Network Insurance Company	44	1-68	14	44	1-68	14

11)	FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

Fair Value Measurement at Reporting Date

The following tables provide information as of December 31, 2019 and 2018 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1

Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets(1)	2,248.9	14.3	—	—	2,263.2

Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	2.0	—	2.0
Total Common Stocks	—	—	2.0	—	2.0

Derivative Assets:
Options	—	12.4	—	—	12.4

Total Derivatives	—	12.4	—	—	12.4
Separate Accounts Assets(1)	1,835.6	14.4	—	—	1,850.0

Total Assets at Fair Value	$1,835.6	$26.8	$2.0	$—	$1,864.4

Liabilities at Fair Value:
Derivative Liabilities	—	—	—	—	—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets. For the year 2018, there was reclassification between NAV and Level 1.

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2019, 2018 and 2017:

	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Common stock — Industrial and Miscellaneous	2.0	—	—		(1.8)	0.2

Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.
	Beginning Balance at January 1, 2018	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2018
	(in millions)
Commercial Mortgage-Backed Securities	$—	$—	$—	$2.0	$—	$2.0

Total	$—	$—	$—	$2.0	$—	$2.0

During 2018 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2017	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2017
	(in millions)
Commercial Mortgage-Backed Securities	$1.6	$—	$5.0	$—	$(6.6)	$—

Total	$1.6	$—	$5.0	$—	$(6.6)	$—

During 2017 there were no transfers between levels 1, 2 or 3.

The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2019 and 2018 for financial instruments:

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock(1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts(2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2018
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,013.6	$1,065.5	$—	$1,002.6	$11.0	$—	$—
Preferred Stock	$3.8	$4.2	$3.8	$—	$—	$—	$—
Common Stock(1)	$72.7	$55.0	$—	$—	$72.7	$—	$—
Mortgage Loans on Real Estate	$16.2	$17.0	$—	$—	$16.2	$—	$—
Policy Loans	$121.9	$109.9	$—	$—	$121.9	$—	$—
Derivatives	$12.4	$18.7	$—	$12.4	$—	$—	$—
Separate Accounts(2)	$2,271.3	$2,276.6	$1,840.5	$430.8	$—	$—	$—
Policyholders liabilities: Investment contracts	$4.9	$4.9	$—	$—	$4.9	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets. For the year 2018, there was reclassification between NAV and Level 1.

12)	REINSURANCE AGREEMENTS

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2018, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits we typically obtain reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount we retain in exchange for an agreed-upon premium. The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. Beginning in 2016 the group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

During the second quarter of 2018, the contracts assumed by AXA RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of AEFS. Shortly after the novation of business to EQAZ, AXA RE was merged with and into AXA Equitable.

The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQAZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

EFLOA has a quota share arrangement with an AXA affiliate AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $1.2 million and $0.4 million, respectively, for the year ended December 31, 2019, $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018 and $2.4 million and $1.8 million, respectively, for the year ended December 31, 2017. The contract is now closed to new business.

The following table summarizes the effect of reinsurance:

	2019	2018		2017
	(in millions)
Direct premiums	$759.0		$719.1	$655.0
Considerations for supplementary contracts	5.6		4.4	4.0
Reinsurance assumed	1.2		2.4	2.4
Reinsurance ceded to Protective	(70.0)		(76.1)	(92.0)
Reinsurance ceded — Other	(62.3)		(58.4)	(50.0)

Premiums and annuity considerations	$633.5		$591.4	$519.4

Reduction in insurance — Protective

Reserves, at December 31(1)	$1,247.0	*$	1,314.0	$1,383.0

Reduction in insurance — Other

Reserves, at December 31	$267.6		$282.1	$289.0

(1)	At December 31, 2019 there was $1,131.0 million of assets held in trust at Northern Trust supporting this reinsurance credit.

13)	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

EFLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

Substandard policies are valued from basic actuarial principles using the policy’s substandard rating.

At December 31, 2019, the Company had $718.9 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $7.1 million at December 31, 2019.

14)	VARIABLE ANNUITY CONTRACTS — GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) AND GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”)

Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. EFLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

a)	Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

b)

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

c)	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

d)	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

As a result of the Reinsurance Agreement with Protective, EFLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)	ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS

Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2019:	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed(1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$175.0	$—	$—	$175.0	16.3%
(b) At book value less current surrender charge of 5% or more	2.4	—	—	2.4	0.2%
(c) At fair value	—	—	578.5	578.5	53.9%

(d) Total with adjustment or at fair value (Total of 1 through 3)	177.4	—	578.5	755.9	70.4%

(e) At book value without adjustment (minimal or no charge or adjustment)	246.9	—	—	246.9	23.0%
2. Not subject to discretionary withdrawal	70.2	—	—	70.2	6.6%

3. Total (Gross: Direct + Assumed)	494.5	—	578.5	1,073.0	100.0%

4. Reinsurance ceded	494.5	—	—	494.5

5. Total (net) (C) — (D)	$—	$—	$578.5	$578.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—%
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—%
(c) At fair value	—	—	—	—	—%

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—%

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	1.4	52.1%
2. Not subject to discretionary withdrawal	1.3	—	—	1.3	47.9%

3. Total (Gross: Direct + Assumed)	2.7	—	—	2.7	100.0%

4. Reinsurance ceded	2.7	—	—	2.7

5. Total (net) (C) — (D)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS 1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—%
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—%
(c) At fair value	—	—	—	—	—%

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—%

(e) At book value without adjustment (minimal or no charge or adjustment)	43.4	—	—	43.4	98.2%
2. Not subject to discretionary withdrawal	0.8	—	—	0.8	1.8%

3. Total (Gross: Direct + Assumed)	44.2	—	—	44.2	100.0%

4. Reinsurance ceded	40.5	—	—	40.5

5. Total (net) (C) — (D)	$3.7	$—	$—	$3.7

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

(1)	The entire Separate Accounts reserve total of $578.5 million is ceded as part of a modified coinsurance basis treaty with Protective.

16)	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

A. Subject to discretionary withdrawal, surrender values, or policy loans:

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Universal Life	$406.1	$406.1	419.4	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	1,467.8	1,084.3	1,223.1	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	—	—	—	—	—	—
(9) Variable Universal Life	229.0	211.6	216.3	2,103.6	1,815.0	1,881.9
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies without Cash Value	XXX	XXX	366.1	XXX	XXX	—
(2) Accidental Death Benefits	XXX	XXX	—	XXX	XXX	—
(3) Disability — Active Lives	XXX	XXX	41.7	XXX	XXX	—
(4) Disability — Disabled Lives	XXX	XXX	17.4	XXX	XXX	—
(5) Miscellaneous Reserves	XXX	XXX	290.0	XXX	XXX	—
C. Total (gross: direct + assumed)	$2,102.9	$1,702.0	$2,574.0	$2,103.6	$1,815.0	$1,881.9
D. Reinsurance Ceded	25.9	25.9	971.1	—	—	—
E. Total (net) (C) (D)	$2,077.0	$1,676.1	$1,602.9	$2,103.6	$1,815.0	$1,881.9

17)	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2019		2018
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	(0.1)	(0.1)	(0.1)	(0.1)
Ordinary renewal	(0.5)	(0.5)	2.2	2.2
Group life	0.3	0.3	0.4	0.4

Total premium and annuity considerations deferred and uncollected	$(0.3)	$(0.3)	$2.5	$2.5

18)	SEPARATE ACCOUNTS

Separate Accounts’ Activity

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

•	Variable Life

•	Variable Annuities

In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

As of December 31, 2019 and 2018, the Company’s Separate Accounts statement included legally insulated assets of $2,663.8 million and $2,240.3 million, and not legally insulated of $40.4 million and $40.5 million, respectively. The assets legally insulated include $580.3 million and $527.6 million of variable annuities and $2,083.5 million and $1,712.7 million for variable life as of December 31, 2019 and December 31, 2018, respectively. The non-insulated assets represent variable life.

In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

Most of the Separate Accounts’ products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.4 million and $0.4 million and $0.3 million for the years ended December 31, 2019, 2018 and 2017, respectively.

For the years ended December 31, 2019, 2018 and 2017, the General Account of the Company has paid $1.4 million, $1.0 million and $0.8 million toward Separate Accounts’ guarantees.

None of the Company’s Separate Accounts engage in securities lending transactions.

General Nature and Characteristics of Separate Accounts Business

Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
Premiums, considerations or deposits for the year ended December 31, 2019	$—	$—	$—	$244.4	$244.4

Reserves at December 31, 2019 for accounts with assets at:
Market value	$—	$—	$—	$2,046.8	$2,046.8
Amortized cost	29.8	383.8	—	—	413.6

Total reserves	$29.8	$383.8	$—	$2,046.8	$2,460.4

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$29.8	$—	$—	$—	$29.8
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,046.8	2,046.8
At market value
At book value without market value adjustment and with current surrender charge less than 5%	—	383.8	—	—	383.8

Subtotal	29.8	383.8	—	2,046.8	2,460.4
Not subject to discretionary withdrawal	—	—	—	—	—

Total (Gross: Direct and Assumed)(1)	$29.8	$383.8	$—	$2,046.8	$2,460.4

(1)	The Separate Accounts reserves are subject to $1,071.9 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$244.4
b. Transfers from Separate Accounts	248.1

c. Net transfers to or (from) Separate Accounts (a) — (b)	$(3.7)

2. Reconciling Adjustments:
a.	—
b.	—
c.	—

3. Transfers as Reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(3.7)

19)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2019 and 2018 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31,
	2019	2018
	(in millions)
Group Employee Benefits	$37.1	$31.3

Gross Balance at January 1,	$31.3	$12.0
Less Reinsurance	10.9	4.1

Net Balance at January 1,	$20.4	$7.9

Incurred Claims (net) Related to:
Current Year	$51.4	$41.9
Prior Year	(10.7)	—

Total Incurred	$40.7	$41.9

Paid Claims (net) Related to:
Current Year	$32.8	$24.6
Prior Year	7.3	4.8

Total Paid	$40.1	$29.4

Net Balance at December 31,	$20.8	$20.4
Add Reinsurance	16.3	10.9

Gross Balance at December 31,	$37.1	$31.3

The table below presents incurred and paid claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1.9	$2.5	$3.1	$—	108
2018	5.2	7.4			183
2019	10.4			3.8	170

Cumulative LTD Incurred Claims	$ 17.5	$9.9	$3.1	$3.8

The table below presents incurred and paid claims development as of December 31, 2018, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2.5	$3.1		107
2018	$7.4		$2.8	146

Cumulative LTD Incurred Claims	$9.9	$3.1	$2.8

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

EFLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2019 and 2018:

	December 31,
	2019	2018
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reins	$17.6	$9.9
Subtract Cumulative LTD Paid Claims, net of reins	(3.5)	(1.3)
Subtract Impact of LTD Discounting, net of reins	(1.8)	(0.8)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	$12.3	$7.8

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$12.3	$7.8
Other short-duration contracts, net of reinsurance	8.5	12.6

Total liabilities for unpaid claim and claim expense, net of reinsurance	$20.8	$20.4

Reinsurance Recoverable on unpaid claims
Long-term disability	$14.2	$8.9
Other short-duration contracts	2.1	2.0

Total Reinsurance Recoverable	$16.3	$10.9

Total liability for unpaid claim and claim expense	$37.1	$31.3

20)	DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)

Debt and Capital Notes

The Company has no debt or capital note obligations outstanding as of December 31, 2019 or 2018.

Federal Home Loan Bank (“FHLB”)

As of December 31, 2019, the Company invested $0.2 million in Class B membership stock in the FHLB. During 2018, the Company invested $2.0 million in Class B membership stock in the FHLB. As a result of the investment, the Company has the capacity to borrow up to $300 million from the FHLB. As of December 2019, the Company had no borrowings from FHLB.

21)	SHARE-BASED COMPENSATION

Certain employees of AXA Equitable who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. EFLOA was allocated $2.8 million, $2.9 million and $3.1 million of compensation costs, included in Operating expenses in the statements of operations—statutory basis, for share-based payment arrangements during each of the years ended December 31, 2019, 2018 and 2017, respectively.

22)	SUBSEQUENT EVENTS

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue, a $85.0 million capital contribution from its parent AEFS. This amount was settled on February 27, 2020.

Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 9, 2020.

COVID-19 Pandemic

The outbreak of the novel Coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The Company has evaluated the effects of events subsequent to December 31, 2019, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by Coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment.

Equitable Financial Life Insurance Company of America

SUPPLEMENT DATED MAY 1, 2020 TO PROSPECTUS DATED MAY 1, 2020 FOR VUL LEGACYSM

This Supplement concerns an additional investment option under our VUL LegacySM policy (‘‘your policy’’). The additional investment option is our Market Stabilizer Option® (‘‘MSO’’), which is available to you, if you have received this Supplement. The MSO gives you the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index, excluding dividends, over approximately a one year period. Any amount that you decide to invest in the MSO is allocated to a “Segment”, each of which has a specific start date and a limited duration. On the final day of the Segment, the index-linked return associated with that Segment will be applied to your Segment Account Value (as defined in the MSO Prospectus), and may be positive, zero or negative. Please be aware that the possibility of a negative return on this investment at the end of a Segment term could result in a significant loss of principal.

The purpose of this Supplement is solely to add to the May 1, 2020 VUL LegacySM Prospectus (the ‘‘Legacy Prospectus’’) a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option® prospectus (‘‘MSO Prospectus’’) dated May 1, 2020. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.

No Transfer Charges in Connection with the MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Legacy Prospectus policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 5 on page 7 of the Legacy Prospectus (which appears in the section of that Prospectus entitled ‘‘Tables of policy charges’’): Nor will this charge apply to any transfers to or from any Market Stabilizer Option® (‘‘MSO’’) that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO (‘‘MSO Prospectus’’) for information about the MSO and the related ‘‘Holding Account.’’

Charges for the MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled ‘‘Periodic charges other than underlying trust portfolio operating expenses’’ on page 7 of the Legacy Prospectus and also replace in their entirety the corresponding items in the chart in the “Fee Table Summary” section of the MSO Prospectus:

Optional rider charges	When charge is deducted	Maximum amount that may be deducted
Market Stabilizer Option® (MSO)(1)

MSO Variable Index Benefit Charge	On the MSO Segment Start Date	0.75% of the amount being transferred from the MSO Holding Account to an MSO Segment

MSO Variable Index Segment Account Charge	At the beginning of each policy month during the MSO Segment Term	1.65% calculated as an annual% of your Segment Account Value(2)

MSO loan spread(3) for Amounts of Policy Loans Allocated to MSO Segment	On each policy anniversary (or on loan termination, if earlier)	5%

MSO Early Distribution Adjustment	On surrender or other distribution (including loan) from an MSO Segment prior to its Segment Maturity Date	75% of Segment Account Value(4)
(1)

Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as ‘‘Segment,’’’’Segment Term,’’’’Segment Start Date,’’’’Segment Account Value’’ and ‘‘Early Distribution Adjustment.’’

(2)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.

EVM-02-19 (5/20)	#844038
NB/IF	Cat# 159002 (5/20)

(3)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The ‘‘spread’’ is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO Prospectus for more information.

(4)

The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.

Transfers into and out of the MSO

Unless either the paid up death benefit guarantee or the Loan Extension Endorsement are in effect, there are no restrictions on transfers into or out of the MSO. The MSO is not available if the paid up death benefit guarantee or Loan Extension Endorsement is in effect.

If you elect to transfer account value to the MSO, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount (as defined in the MSO Prospectus). For more information about transfers into and out of the MSO, see “Transfers” in the “Description of the Market Stabilizer Option” section of the MSO Prospectus.

No Extended No Lapse Guarantee

The Extended No Lapse Guarantee is not applicable to your policy. Accordingly, please ignore all references to the Extended No Lapse Guarantee in the MSO Prospectus.

How We Allocate Charges Among Your Investment Options

If you allocate any policy account value to the MSO, our procedures for allocating the policy’s monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled ‘‘How we allocate charges among your investment options’’ on page 8 of the Legacy Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy’s unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy’s monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

Making withdrawals from your policy

If you have allocated policy amounts to the MSO and plan to take a withdrawal from your policy, significantly different procedures and additional restrictions may apply. Please see “Withdrawals” in the “Description of the Market Stabilizer Option” section of the MSO Prospectus for more information.

2

Borrowing from your policy

If you have allocated policy amounts to the MSO and plan to take a loan from your policy, significantly different procedures and additional restrictions may apply. Please see “Loans” in the “Description of the Market Stabilizer Option” section of the MSO Prospectus for more information.

Surrendering your policy

If you have allocated policy amounts to the MSO and plan to surrender your policy, significantly different procedures and additional restrictions may apply. Please see “Cash Surrender Value, Net Cash Surrender Value and Loan Value” in the “Description of the Market Stabilizer Option” section of the MSO Prospectus for more information.

Canceling your policy

If you have allocated policy amounts to the MSO, different procedures may apply. Please see “Your right to cancel within a certain number of days” in the “Description of the Market Stabilizer Option” section of the MSO Prospectus for more information about canceling your policy.

Equitable Financial Life Insurance Company of America

525 Washington Boulevard

Jersey City, NJ 07310

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

VUL LegacySM is issued by Equitable Financial Life Insurance Company of America

and are service mark of Equitable Financial Life Insurance Company.

3

PART C

OTHER INFORMATION

Item 26.	Exhibits

(a)	Board of Directors Resolutions.

(1)

Secretary’s Certificate certifying the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account K, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)

Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)(i)

Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(a)(ii)

Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(2)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-05539) filed on April 20, 2005.

(3)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(4)

General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(4)	(a)

First Amendment dated as of August 1, 2006 to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(4)	(b)

Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(4)	(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY LIFE INSURANCE COMPANY OF AMERlCA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(4)	(d)

Form of Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014 by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(4)	(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(4)	(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(4)	(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(5)

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)	Contracts.

(d)(i)	Form of flexible premium variable life insurance policy (ICC09-100), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

(d)(ii)	Form of Children’s Term Insurance Rider (Form R94-218) incorporated by reference to registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(d)(iii)	Form of Option to Purchase Additional Insurance Rider (Form R94-204) incorporated by reference to registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(d)(iv)	Form of Paid Up Death Benefit Guarantee Endorsement (Form S.09-30) incorporated by reference to registration statement on Form N-6 (File No. 333-134304) filed on August 26, 2009.

(d)(v)	Form of Substitution of Insured Person Rider (Form R94-212) incorporated by reference to registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(d)(vi)	Form of Loan Extension Endorsement (Form S.05-20) incorporated by reference to registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(d)(vii)	Form of Charitable Legacy Rider), incorporated by reference to Registration Statement (File No. 333-134304) on August 26, 2009.

(d)(viii)

Accelerated Death Benefit for Long-Term Care Services Rider ( ICC19-R19-LTCSR ), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on February 14, 2020.

(d)(ix)	Military Aviation Exclusion Rider (ICC14-R14-100), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-191149) filed on April 24, 2015.

(d)(x)	Aerial Activities Exclusion Rider (ICC14-R14-110), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-191149) filed on April 24, 2015.

(d)(xi)	Racing Activities Exclusion Rider (ICC14-R14-120), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-191149) filed on April 24, 2015.

(d)(xii)	Aviation Exclusion Rider (ICC14-R14-80), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-191149) filed on April 24, 2015.

(d)(xiii)	2017 CSO Endorsement (ICC18-S.18-10) incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

(d)(xiv)	2017 CSO Unisex Endorsement (ICC18-S.18-20) incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

(d)(xv)	Form of Data pages (ICC ICC19-09-100-3) incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

(d)(xvi)	Form of Data pages (ICC19-09-100-3) incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

(d)(xvii)	Disability Rider, Waiver of Monthly Deductions (ICC17-R17-20) incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

(e)	Applications.

(1)	Application (ICC15-AXA-Life) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on April 19, 2019.

(2))	Application (ICC11-AXA -IlLeg) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on April 19, 2019.

(3)	Application (ICC11-AXA-FPCert (Var) (06.19) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on April 19, 2019.

(4)	Application (ICC12-AXA-GI) (06.19) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on April 19, 2019.

(5)	Application (ICC11-AXA-TCONV) (06.19) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on April 19, 2019.

(6)	Application for Individual Life Insurance (LIFE-App-2019) filed herewith.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2020) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(2)

By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2020) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(g)	Reinsurance Contracts.

(g)(i)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(i)(a)

Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(ii)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iii)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iii)(a)

Amendment No. 1 effective July 15, 2011 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(iv)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(g)(v)

Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)	Participation Agreements.

(1)

Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(1)(a)

AMENDED AND RESTATED PARTICIPATION AGREEMENT , made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(i)

Amendment No.  1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(ii)

Amendment No.  2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)(iii)

Amendment No.  3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(a)(iv)

Amendment No.  4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(v)

Amendment No.  5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(a)(vi)

Amendment No.  6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(a)(vii)

Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

(a)(viii)

Amendment No.  8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(ix)

Amendment No.  9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(x)

Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

(a)(xi)

Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

(a)(xii)

Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(a)(xiii)

Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(2)

Participation Agreement — among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

(2)(a)

Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(a)(i)

Amendment No.  1, dated as of October 21, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(a)(ii)

Amendment No.  2, dated as of November 1, 2013 (“Amendment No.2”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

(a)(iii)

Amendment No.  3, dated as of April 18, 2014 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(a)(iv)

Amendment No. 4, dated as of July  8, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(a)(v)

Amendment No.  5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(3)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)

Amendment No. 1, dated April  1, 2010, to the Fund Participation Agreement (the “Agreement”) among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the “Parties”), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 2-30070) filed on April 18, 2017.

(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(iv)

Amendment No.4, dated October 14, 2013, to the Participation Agreement (the “Agreement”), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the “Company”, (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(4)

Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(i)

First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the “Agreement’”), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(5)

Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(i)

Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(ii)

Amendment No. 4 dated as of August 30, 2013 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(6)

Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(i)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(ii)

Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the “Agreement”), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the “Company”), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(7)

Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(i)

Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(ii)

Third Amendment, effective October 8, 2013 to the Participation Agreement (the “Agreement”), dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America (the “Company”), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(8)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)

Second Amendment, effective October 8, 2013 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the “Company”), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(9)

Participation Agreement, by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

(i)	Administrative Contracts.

(i)

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(i)	Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

(l)	Actuarial Opinion.

(i)

Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable Financial Life Insurance Company of America previously filed with this Registration Statement on Form N-6 (File No. 333-207014), on December 23, 2015.

(ii)	Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable Financial Life Insurance Company of America, filed herewith.

(m) (i)	Sample Calculation for Illustrations previously filed with this Registration Statement on Form N-6 (File No. 333-207014), on December 23, 2015.

(ii)	Sample Calculation for Illustrations, filed herewith.

(n)	Other Opinions.

(i)	Consent of PricewaterhouseCoopers LLP filed herewith..

(ii)	Powers of Attorney, filed herewith.

(o)	Omitted Financial Statements. No financial statements are omitted from Item 24.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption.

(i)	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(ii)

Description of MLOA’s Issuance, Transfer and Redemption Procedures for Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 dated April 18, 2019 is incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-229237) filed on April 19, 2019.

ITEM 27.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

*	The business address for all officers and directors of the Depositor is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 01921

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Green & Blue Advisors
285 Central Park West, Apt. 7S
New York, NY 10024

OFFICER-DIRECTOR

*Mark Pearson	Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Vice President and Secretary

*Jeffrey J. Hurd	Senior Executive Vice President and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Vice President and Chief Financial Officer

*Marine de Boucaud	Senior Vice President and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Vice President and General Counsel

*Michael B. Healy	Senior Vice President and Chief Information Officer

*Adrienne Johnson	Senior Vice President and Chief Transformation Officer

*Keith Floman	Senior Vice President and Deputy Chief Actuary

*Michel Perrin	Senior Vice President and Actuary

*Nicholas Huth	Senior Vice President, Chief Compliance Officer and Associate General Counsel

*Kathryn Ferrero	Senior Vice President and Chief Marketing Officer

*David Karr	Senior Vice President

*Christina Banthin	Senior Vice President and Associate General Counsel

*Eric Colby	Senior Vice President

*Graham Day	Senior Vice President

*Glen Gardner	Senior Vice President

*Ronald Herrmann	Senior Vice President

*Steven M. Joenk	Senior Vice President and Chief Investment Officer

*Kenneth Kozlowski	Senior Vice President

*Susan La Vallee	Senior Vice President

*Barbara Lenkiewicz	Senior Vice President

*Carol Macaluso	Senior Vice President

*William MacGregor	Senior Vice President and Associate General Counsel

*James Mellin	Senior Vice President

*Hillary Menard	Senior Vice President

*Prabha (“Mary”) Ng	Senior Vice President

*James O’Boyle	Senior Vice President

*Manuel Prendes	Senior Vice President

*Robin M. Raju	Senior Vice President

*Trey Reynolds	Senior Vice President

*Aaron Sarfatti	Senior Vice President and Chief Risk Officer

*Stephen Scanlon	Senior Vice President

*Samuel Schwartz	Senior Vice President

*Theresa Trusskey	Senior Vice President

*Marc Warshawsky	Senior Vice President

*Antonio Di Caro	Senior Vice President

*Shelby Hollister-Share	Senior Vice President

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

ITEM 28.	Persons Controlled by or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Equitable Financial Life Insurance Company of America, an indirect wholly-owned subsidiary of Equitable Holdings, Inc.

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart Q4-2019 is incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2020.

Item 29. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of Equitable Financial Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. PRINCIPAL UNDERWRITERS

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c) The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Equitable Financial Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Equitable Financial Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Equitable Financial Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 24th day of April, 2020.

Equitable America Variable Account K of Equitable Financial Life Insurance Company of America
(Registrant)

By:	Equitable Financial Life Insurance Company of America (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 24th day of April, 2020.

Equitable Financial Life Insurance Company of America (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Senior Vice President and Chief Accounting Officer

*DIRECTORS:

Joan Lamm-Tennant Kristi Matus Ramon de Oliveira	Daniel G. Kaye Mark Pearson Bertram Scott	George Stansfield Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 24, 2020